UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2007

Date of reporting period: 09/30/2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (96.53%)
Consumer Discretionary (4.84%)
Carnival Corp.	40,800	$1,975,944
CBS Corp. Class B	48,400	1,524,600
Fortune Brands Inc.	21,800	1,776,482
General Motors Corp.	54,900	2,014,830
Jarden Corp. (a)	170,600	5,278,364
Leggett & Platt Inc.	51,200	980,992
McDonald’s Corp.	29,700	1,617,759
Time Warner Cable Inc. Class A (a)	42,700	1,400,560

		16,569,531

Consumer Staples (10.26%)
Altria Group Inc.	93,900	6,528,867
Avon Products Inc.	67,100	2,518,263
General Mills Inc.	41,000	2,378,410
Kraft Foods Inc. Class A	310,021	10,698,825
Loews Corp. Carolina Group	6,700	550,941
Sara Lee Corp.	469,600	7,837,624
Unilever NV New York Shares	147,900	4,562,715

		35,075,645

Energy (9.38%)
Chevron Corp.	21,800	2,040,044
ConocoPhillips	56,900	4,994,113
Exxon Mobil Corp.	31,000	2,869,360
Royal Dutch Shell PLC ADR Class A	61,000	5,012,980
Royal Dutch Shell PLC ADR Class B	55,300	4,540,130
Spectra Energy Corp.	88,400	2,164,032
Transocean Inc. (a)	52,200	5,901,210
Weatherford International Ltd. (a)	67,800	4,554,804

		32,076,673

Financials (37.01%)
Ambac Financial Group Inc.	64,500	4,057,695
American Capital Strategies Ltd.	140,500	6,003,565
American International Group Inc.	130,200	8,808,030
AmeriCredit Corp. (a)	93,800	1,649,004
Berkshire Hathaway Inc. Class A (a)	24	2,844,240
Capital One Financial Corp.	63,900	4,244,877
Douglas Emmett Inc.	76,200	1,884,426
Fifth Third Bancorp	108,400	3,672,592
General Growth Properties Inc.	47,000	2,520,140
Goldman Sachs Group Inc.	13,300	2,882,642
Hartford Financial Services Group Inc.	12,000	1,110,600
Host Hotels & Resorts Inc.	88,100	1,976,964
Hudson City Bancorp Inc.	355,300	5,464,514
IndyMac Bancorp Inc.	230,600	5,444,466
JPMorgan Chase & Co.	248,500	11,386,270
Lehman Brothers Holdings Inc.	23,400	1,444,482
Marsh & McLennan Companies Inc.	262,000	6,681,000
MBIA Inc.	74,700	4,560,435
Merrill Lynch & Co. Inc.	28,300	2,017,224
Progressive Corp.	320,500	6,220,905

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
RenaissanceRe Holdings Ltd.	53,200	$3,479,812
SLM Corp.	30,700	1,524,869
SunTrust Banks Inc.	93,600	7,082,712
Wachovia Corp.	152,426	7,644,164
Washington Mutual Inc.	272,600	9,625,506
Wells Fargo & Co.	235,600	8,392,072
XL Capital Ltd. Class A	49,500	3,920,400

		126,543,606

Health Care (8.80%)
AstraZeneca PLC ADR	69,600	3,484,872
Merck & Co. Inc.	124,800	6,450,912
Millennium Pharmaceuticals Inc. (a)	123,500	1,253,525
Pfizer Inc.	310,780	7,592,355
Sanofi-Aventis ADR	213,700	9,065,154
WellPoint Inc. (a)	28,300	2,233,436

		30,080,254

Industrials (9.27%)
3M Co.	20,300	1,899,674
Caterpillar Inc.	27,800	2,180,354
Emerson Electric Co.	53,400	2,841,948
General Electric Co.	308,000	12,751,200
Illinois Tool Works Inc.	73,000	4,353,720
Parker Hannifin Corp.	17,600	1,968,208
Siemens AG ADR	23,100	3,170,475
Tyco International Ltd.	17,375	770,408
Union Pacific Corp.	15,600	1,763,736

		31,699,723

Materials & Processes (1.86%)
Alcoa Inc.	39,700	1,553,064
Nucor Corp.	58,600	3,484,942
The Dow Chemical Co.	30,400	1,309,024

		6,347,030

Technology (6.90%)
Advanced Micro Devices Inc. (a)	157,200	2,075,040
Affiliated Computer Services Inc. Class A (a)	42,700	2,145,248
Fairchild Semiconductor
International Inc. (a)	99,900	1,866,132
Flextronics International Ltd. (a)	416,900	4,660,942
Hewlett-Packard Co.	61,500	3,062,085
Jabil Circuit Inc.	203,600	4,650,224
Micron Technology Inc. (a)	68,400	759,240
Seagate Technology	171,500	4,386,970

		23,605,881

Telecommunication Services (4.43%)
AT&T Inc.	281,000	11,889,110

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Verizon Communications Inc.	73,500	$3,254,580

		15,143,690

Utilities (3.78%)
CMS Energy Corp.	194,700	3,274,854
Edison International	79,600	4,413,820
NiSource Inc.	67,600	1,293,864
Pinnacle West Capital Corp.	99,500	3,931,245

		12,913,783

Total Common Stocks
(cost $293,011,582)		330,055,816

Corporate Bonds (1.20%)
Automotive (1.20%)
Ford Motor Co. Convertible Corporate Bond
4.250%, 12/15/2036	$3,503,000	4,094,131

Total Corporate Bonds
(cost $3,547,647)		4,094,131

Short-term Investments (2.30%)
JPMorgan Prime Money Market Fund	7,875,131	7,875,131

Total Short-term Investments
(cost $7,875,131)		7,875,131

TOTAL INVESTMENTS (100.03%)
(cost $304,434,360)		342,025,078
LIABILITIES, NET OF OTHER ASSETS (-0.03%)		(88,613)

NET ASSETS (100.00%)		$341,936,465

(a) Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (97.92%)
Consumer Discretionary (15.91%)
Abercrombie & Fitch Co. Class A	8,250	$665,775
Bare Escentuals Inc. (a)	25,350	630,455
Big Lots Inc. (a)	70,900	2,115,656
Books-A-Million Inc.	37,700	498,771
Coach Inc. (a)	16,850	796,500
Cooper Tire & Rubber Co.	83,000	2,025,200
CPI Corp.	27,600	1,063,152
Focus Media Holding Ltd. ADR (a)	19,250	1,116,885
FTD Group Inc.	66,100	983,568
FTI Consulting Inc. (a)	10,000	503,100
G-III Apparel Group Ltd. (a)	30,000	590,700
GameStop Corp. Class A (a)	27,450	1,546,807
Gildan Activewear Inc. (a)	12,550	494,345
Goodyear Tire & Rubber Co. (a)	47,000	1,429,270
Hasbro Inc.	26,300	733,244
J.C. Penney Co. Inc.	13,000	823,810
Jack in the Box Inc. (a)	7,000	453,880
Jo-Ann Stores Inc. (a)	30,000	633,000
Kohl’s Corp. (a)	13,700	785,421
LodgeNet Entertainment Corp. (a)	33,500	849,560
Perry Ellis International Inc. (a)	27,200	753,712
Phillips-Van Heusen Corp.	15,300	802,944
Saks Inc.	49,250	844,637
Sotheby’s	41,850	2,000,011
Spartan Motors Inc.	79,650	1,340,509
Systemax Inc.	33,700	688,828
Urban Outfitters Inc. (a)	29,850	650,730
Vail Resorts Inc. (a)	8,000	498,320
Warnaco Group Inc. (a)	53,900	2,105,873

		28,424,663

Consumer Staples (3.99%)
Avon Products Inc.	10,000	375,300
Church & Dwight Co. Inc.	16,150	759,696
Corn Products International Inc.	21,700	995,379
Fomento Economico Mexicano S.A.B. de C.V. ADR	24,250	906,950
Imperial Sugar Co.	38,800	1,013,844
Ingles Markets Inc.	19,900	570,334
NBTY Inc. (a)	25,000	1,015,000
Sanderson Farms Inc.	21,900	912,573
Spartan Stores Inc.	26,000	585,780

		7,134,856

Energy (7.58%)
Cameron International Corp. (a)	9,800	904,442
Compagnie Generale de
Geophysique Veritas ADR (a)	19,350	1,259,491
Global Industries Ltd. (a)	38,600	994,336
GulfMark Offshore Inc. (a)	17,300	841,818
Halliburton Co.	17,300	664,320
Hornbeck Offshore Services Inc. (a)	19,000	697,300

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
National-Oilwell Varco Inc. (a)	9,200	$1,329,400
Noble Corp.	37,800	1,854,090
Parker Drilling Co. (a)	86,500	702,380
Petrohawk Energy Corp. (a)	48,850	802,117
Southwestern Energy Co. (a)	6,550	274,118
Tidewater Inc.	14,300	898,612
Transocean Inc. (a)	20,500	2,317,525

		13,539,949

Financial Services (10.78%)
Advanta Corp. Class B	25,800	707,436
American Physicians Capital Inc.	24,600	958,416
Ameriprise Financial Inc.	11,900	751,009
Amerisafe Inc. (a)	82,300	1,361,242
Arch Capital Group Ltd. (a)	3,850	286,479
Assurant Inc.	13,300	711,550
CB Richard Ellis Group Inc. Class A (a)	57,750	1,607,760
Chubb Corp.	6,450	345,978
CNA Surety Corp. (a)	39,600	698,148
Digital Realty Trust Inc.	18,750	738,563
East West Bancorp Inc.	18,000	647,280
EMC Insurance Group Inc.	23,400	608,166
Hartford Financial Services Group Inc.	2,000	185,100
IntercontinentalExchange Inc. (a)	4,250	645,575
Invesco PLC ADR	28,700	783,510
Jones Lang LaSalle Inc.	8,050	827,218
Lazard Ltd. Class A	24,200	1,026,080
Mercer Insurance Group Inc.	39,200	693,448
Northern Trust Corp.	19,600	1,298,892
Odyssey Re Holdings Corp.	22,400	831,264
RLI Corp.	14,600	828,112
Sunstone Hotel Investors Inc.	38,450	985,858
T Rowe Price Group Inc.	19,950	1,111,015
Tower Group Inc.	24,000	628,320

		19,266,419

Health Care (8.15%)
Albany Molecular Research Inc. (a)	50,800	767,080
Allscripts Healthcare Solution Inc. (a)	24,900	673,047
AMERIGROUP Corp. (a)	18,700	644,776
Barr Pharmaceuticals Inc. (a)	11,100	631,701
Celgene Corp. (a)	7,800	556,218
Chindex International, Inc. (a)	41,700	1,006,638
Cytyc Corp. (a)	27,950	1,331,817
Endo Pharmaceuticals Holdings Inc. (a)	39,600	1,227,996
Express Scripts Inc. (a)	13,450	750,779
Genzyme Corp. (a)	13,000	805,480
Immucor Inc. (a)	31,600	1,129,700
Intuitive Surgical Inc. (a)	2,300	529,000
Inverness Medical Innovations Inc. (a)	10,050	555,966
Invitrogen Corp. (a)	10,000	817,300
Psychiatric Solutions Inc. (a)	16,350	642,228

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
QIAGEN NV (a)	39,200	$760,872
Respironics Inc. (a)	12,850	617,186
Shire PLC ADR	7,800	577,044
VCA Antech Inc. (a)	13,000	542,750

		14,567,578

Industrials (22.56%)
Acuity Brands Inc.	15,000	757,200
American Commercial Lines Inc. (a)	9,450	224,249
Ampco-Pittsburgh Corp.	22,800	897,864
Atlas Air Worldwide Holdings Inc. (a)	18,300	944,829
BE Aerospace Inc. (a)	13,500	560,655
CDI Corp.	26,400	736,032
Ceradyne Inc. (a)	23,200	1,757,168
Cooper Industries Ltd. Class A	16,550	845,539
Cubic Corp.	8,500	358,445
Deere & Co.	6,250	927,625
Deluxe Corp.	32,100	1,182,564
Foster Wheeler Ltd. (a)	32,650	4,286,292
General Cable Corp. (a)	28,850	1,936,412
Hardinge Inc.	23,500	818,505
Herman Miller Inc.	19,300	523,802
Joy Global Inc.	5,150	261,929
Layne Christensen Co. (a)	21,200	1,176,176
M & F Worldwide Corp. (a)	33,700	1,691,403
Manitowoc Company Inc.	20,500	907,740
McDermott International Inc. (a)	119,200	6,446,336
MFRI Inc. (a)	31,600	563,744
Michael Baker Corp. (a)	21,900	1,073,319
MSC Industrial Direct Co. Inc.	19,750	999,152
Nordson Corp.	13,700	687,877
Perini Corp. (a)	24,300	1,359,099
Precision Castparts Corp.	17,750	2,626,645
Robbins & Myers Inc.	28,600	1,638,494
Superior Essex Inc. (a)	23,700	883,536
TeleTech Holdings Inc. (a)	16,150	386,147
Terex Corp. (a)	10,400	925,808
Thomas & Betts Corp. (a)	19,950	1,169,868
Waste Industries USA Inc.	26,300	752,706

		40,307,160

Materials & Processes (11.27%)
Airgas Inc.	13,900	717,657
AK Steel Holding Corp. (a)	22,300	980,085
Century Aluminum Co. (a)	17,400	916,110
CF Industries Holdings Inc.	10,550	800,850
Cleveland-Cliffs Inc.	22,900	2,014,513
Commercial Metals Co.	27,200	860,880
Greif Inc.	16,000	970,880
Headwaters Inc. (a)	50,800	755,904
Hercules Inc.	42,300	889,146
ICO Inc. (a)	128,300	1,806,464

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
LSB Industries Inc. (a)	29,700	$702,405
Mosaic Co. (a)	11,050	591,396
Packaging Corp. of America	22,100	642,447
Potash Corp. of Saskatchewan Inc.	14,800	1,564,360
Reliance Steel & Aluminum Co.	39,250	2,219,195
Rock-Tenn Co. Class A	31,500	910,350
Steel Dynamics Inc.	24,300	1,134,810
Terra Industries Inc. (a)	45,000	1,406,700
Weyerhaeuser Co.	3,550	256,665

		20,140,817

Technology (13.30%)
Activision Inc. (a)	41,300	891,667
Adobe Systems Inc. (a)	16,800	733,488
Anixter International Inc. (a)	30,150	2,485,867
ASML Holding NV NY Reg. Shares (a)	14,500	476,470
Autodesk Inc. (a)	20,250	1,011,892
Avnet Inc. (a)	23,000	916,780
CDW Corp. (a)	10,600	924,320
Ciena Corp. (a)	22,150	843,472
Citrix Systems Inc. (a)	17,300	697,536
Cognizant Technology Solutions Corp. (a)	9,800	781,746
CommScope Inc. (a)	20,000	1,004,800
F5 Networks Inc. (a)	14,700	546,693
Harris Corp.	16,150	933,308
Intersil Corp.	36,800	1,230,224
MAXIMUS Inc.	18,900	823,662
Microchip Technology Inc.	23,050	837,176
MICROS Systems Inc. (a)	7,150	465,251
Nuance Communications Inc. (a)	32,550	628,541
NVIDIA Corp. (a)	20,500	742,920
Paychex Inc.	24,550	1,006,550
PC Connection Inc. (a)	81,800	1,022,500
Riverbed Technology Inc. (a)	22,650	914,834
Syntel Inc.	17,500	727,650
Trimble Navigation Ltd. (a)	13,300	521,493
Trio-Tech International	43,600	474,804
Ultra Clean Holdings Inc. (a)	59,400	873,180
VeriFone Holdings Inc. (a)	15,900	704,847
Verigy Ltd. (a)	22,100	546,091

		23,767,762

Telecommunication Services (0.87%)
NII Holdings Inc. (a)	11,850	973,477
Time Warner Telecom Inc. (a)	26,450	581,107

		1,554,584

Utilities (3.51%)
Allegheny Energy Inc. (a)	15,400	804,804
Central Vermont Public Service Corp.	21,100	770,994
Constellation Energy Group	6,250	536,188

4

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
ITC Holdings Corp.	16,150	$800,233
Nicor Inc.	15,900	682,110
NRG Energy Inc. (a)	32,650	1,380,768
Portland General Electric Co.	46,300	1,287,140

		6,262,237

Total Common Stocks
(cost $149,827,745)		174,966,025

Short-term Investments (2.04%)
JPMorgan Prime Money Market Fund	3,639,444	3,639,444

Total Short-term Investments
(cost $3,639,444)		3,639,444

TOTAL INVESTMENTS (99.96%)
(cost $153,467,189)		178,605,469
OTHER ASSETS, NET OF LIABILITIES (0.04%)		74,779

NET ASSETS (100.00%)		$178,680,248

(a) Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (98.25%)
Australia (2.84%)
Amcor Ltd.	56,900	$372,618
Asciano Group (a)	16,133	128,411
BHP Billiton Ltd.	3,812	150,694
BHP Billiton Ltd. Sponsor ADR	1,300	102,180
Brambles Ltd.	58,105	761,018
Foster’s Group Ltd.	63,500	367,944
Macquarie Bank Ltd.	7,946	595,094
Telstra Corp. Ltd.	81,004	313,392
Toll Holdings Ltd.	16,133	187,678
Woodside Petroleum Ltd.	6,600	293,997
Woolworths Ltd.	27,052	713,176

		3,986,202

Austria (0.58%)
Raiffeisen International Bank
Holding AG	2,700	394,632
Telekom Austria AG	8,900	232,879
Wienerberger AG	3,000	187,627

		815,138

Belgium (0.46%)
Fortis	11,200	329,794
Fortis Rights (a)	11,200	59,571
UCB SA	4,358	257,147

		646,512

Canada (9.40%)
Alcan Inc.	4,100	409,031
Barrick Gold Corp.	69,800	2,811,544
CAMECO Corp.	38,100	1,757,430
Canadian National Railway Co.	4,800	273,913
Canadian Natural Resources Ltd.	16,300	1,238,253
EnCana Corp.	8,800	544,111
Fairfax Financial Holdings Ltd.	1,100	268,207
Manulife Financial Corp.	4,800	197,907
Methanex Corp.	14,100	354,821
Potash Corp. of Saskatchewan Inc.	30,800	3,252,943
Research In Motion Ltd. (a)	2,700	265,345
Rogers Communications Inc. Class B	5,200	236,723
Shoppers Drug Mart Corp.	5,200	284,297
Sun Life Financial Inc.	5,600	293,892
Suncor Energy Inc.	7,600	721,757
The Toronto Dominion Bank	3,600	276,158

		13,186,332

Denmark (0.45%)
Novo Nordisk A/S	5,200	627,633

	Shares	Value
Common Stocks (Cont.)
Finland (1.29%)
Metso OYJ	4,783	$329,421
Nokia Corp. ADR	9,600	364,128
Rautaruukki OYJ	5,000	302,943
Stora Enso OYJ R Shares	13,200	257,116
UPM-Kymmene OYJ	22,729	549,681

		1,803,289

France (12.51%)
Accor SA	4,100	363,997
Air Liquide SA	6,560	877,988
AXA	13,000	581,702
BNP Paribas	9,990	1,093,180
Bouygues	29,185	2,517,373
Carrefour SA	3,600	252,205
Dassault Systemes SA	9,100	597,162
Electricite De France	2,600	274,909
Groupe DANONE	11,600	913,064
L’Oreal SA	11,100	1,456,180
Lafarge SA	5,100	790,140
PagesJaunes SA	6,179	126,966
Peugeot SA	6,200	511,711
Rhodia SA Reg. (a)	6,800	247,454
Safran SA	2,600	62,767
Sanofi-Aventis	20,400	1,727,327
Schneider Electric SA	6,990	883,111
Societe Generale Class A	4,645	779,458
Total SA	26,400	2,146,523
Veolia Environnement	12,150	1,046,274
Vivendi	6,900	291,236

		17,540,727

Germany (5.68%)
Allianz SE Reg.	4,800	1,121,481
Bayer AG	6,200	493,499
Commerzbank AG	5,619	227,472
Continental AG	5,500	760,588
DaimlerChrysler AG	18,800	1,893,707
Depfa Bank PLC	13,900	287,797
Deutsche Bank AG Reg. (Xetra)	4,200	541,285
Deutsche Bank AG Reg. (New York)	400	51,356
Hypo Real Estate Holding AG	4,400	250,214
Infineon Technologies AG (a)	25,500	439,613
SAP AG	12,900	755,105
SAP AG Sponsored ADR	1,200	70,404
Siemens AG	7,850	1,079,297

		7,971,818

Greece (0.02%)
Greek Org of Football Prognostics SA	610	23,659

Hong Kong (2.08%)
Bank of East Asia Ltd.	91,200	511,499

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Esprit Holdings Ltd.	17,500	$278,015
Hang Lung Properties Ltd. (c)	61,000	273,069
Hang Lung Properties Ltd.	21,000	94,008
Hong Kong & China Gas Co. Ltd.	106,700	248,432
Kerry Properties Ltd.	44,000	337,902
Li & Fung Ltd.	113,800	483,081
Sun Hung Kai Properties Ltd. (a) (c)	5,000	84,257
Swire Pacific Ltd. Class A	50,000	606,199

		2,916,462

Ireland (1.02%)
Allied Irish Banks PLC	14,300	346,649
CRH PLC	18,700	739,356
CRH PLC (special placement)	2,325	92,332
Irish Life & Permanent PLC	11,200	248,343

		1,426,680

Italy (0.61%)
ENI SpA	6,800	252,011
Intesa Sanpaolo	78,551	606,533

		858,544

Japan (25.80%)
Advantest Corp.	5,300	165,185
Aeon Co. Ltd.	89,500	1,264,602
Bank of Yokohama Ltd.	30,000	207,113
Canon Inc.	10,300	562,234
Citizen Holdings Co. Ltd.	36,000	362,304
Daiwa House Industry Co. Ltd.	16,000	208,802
East Japan Railway Co.	33	260,288
Fanuc Ltd.	13,600	1,386,462
FUJIFILM Holdings Corp.	10,900	503,887
Hankyu Hanshin Holdings Inc.	53,000	270,848
Hirose Electric Co. Ltd.	2,800	340,539
Hoya Corp.	26,400	900,953
Idemitsu Kosan Co. Ltd.	2,300	258,904
INPEX Holdings Inc.	96	986,201
Japan Tobacco Inc.	40	219,736
JGC Corp.	15,000	289,253
JS Group Corp.	8,700	151,331
Kansai Electric Power Co. Inc.	8,800	201,106
Keyence Corp.	1,860	412,920
Millea Holdings Inc.	7,800	313,725
Mitsubishi Corp.	40,000	1,267,575
Mitsubishi Estate Co. Ltd.	10,000	286,423
Mitsubishi Heavy Industries Ltd.	29,000	189,605
Mitsubishi UFJ Financial Group Inc. (b)	59	515,187
Mitsui & Co. Ltd.	16,000	388,630
Mitsui OSK Lines Ltd.	26,000	421,242
Mizuho Financial Group Inc.	196	1,117,660
Murata Manufacturing Co. Ltd.	4,400	317,172
Nintendo Co. Ltd.	2,200	1,145,345

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Electric Glass Co. Ltd.	24,000	$386,541
Nippon Telegraph & Telephone Corp.	48	224,403
Nissan Motor Co. Ltd.	62,700	628,283
Nomura Holdings Inc.	12,000	201,210
NTT DoCoMo Inc.	142	202,742
Oracle Corp.	4,400	201,106
Orix Corp.	5,260	1,199,774
Rohm Co. Ltd.	3,300	291,603
Shimamura Co. Ltd.	2,000	187,176
Shin-Etsu Chemical Co. Ltd.	5,200	359,448
SMC Corp.	5,400	739,494
Softbank Corp.	155,200	2,864,441
Sony Corp.	15,000	727,376
Sumitomo Chemical Co. Ltd.	102,800	881,539
Sumitomo Corp.	58,000	1,120,968
Sumitomo Metal Industries Ltd.	59,000	344,143
Sumitomo Mitsui Financial Group Inc.	300	2,337,527
Suzuki Motor Corp.	37,500	1,109,999
T&D Holdings Inc.	3,050	187,729
Takeda Pharmaceutical Co. Ltd.	9,300	654,194
Tokuyama Corp.	13,000	197,266
Tokyo Electron Ltd.	8,600	545,057
Tokyo Gas Co. Ltd.	86,000	400,557
Tokyu Corp.	58,000	378,705
Toshiba Corp.	158,000	1,475,941
Trend Micro Inc.	15,000	649,023
Unicharm Corp.	4,700	288,469
Ushio Inc.	8,200	149,201
Yahoo! Japan Corp.	2,564	971,001
Yamada Denki Co. Ltd.	7,050	697,850
Yamato Holdings Co. Ltd.	45,000	675,010

		36,193,008

Luxembourg (0.28%)
SES FDR Class A (Paris)	3,900	91,927
SES FDR Class A (Luxembourg)	13,000	304,012

		395,939

Netherlands (3.94%)
Aegon NV	27,796	532,308
Akzo Nobel NV	7,000	576,939
Heineken NV	4,362	286,244
ING Groep NV	49,226	2,185,133
Koninklijke Ahold NV (a)	16,800	253,933
Koninklijke KPN NV	37,500	650,768
Reed Elsevier NV	21,400	406,464
Unilever NV CVA	20,700	639,047

		5,530,836

Norway (0.63%)
DNB NOR ASA	17,200	263,842
Norske Skogindustrier ASA	6,284	67,255

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Telenor ASA (a)	27,500	$550,893

		881,990

Singapore (1.11%)
Capitaland Ltd.	188,000	1,031,437
Singapore Telecommunications Ltd. (c)	116,600	315,538
United Overseas Bank Ltd.	14,000	208,280

		1,555,255

Spain (2.56%)
Banco Bilbao Vizcaya Argentaria SA	51,500	1,207,295
Banco Santander SA	40,600	789,089
Inditex	5,800	390,864
Repsol YPF SA	19,900	710,829
Telefonica SA	17,857	499,843

		3,597,920

Sweden (1.01%)
ASSA ABLOY AB Class B	11,800	244,914
Atlas Copco AB Class A	13,800	238,777
TeliaSonera AB	103,000	931,045

		1,414,736

Switzerland (8.79%)
Adecco SA Reg.	4,023	237,907
Compagnie Financiere Richemont AG
Class A	31,887	2,113,019
Credit Suisse Group	6,111	405,738
Holcim Ltd.	9,279	1,024,934
Holcim Ltd. (c)	1,181	130,450
Nestle SA	4,349	1,953,641
Nobel Biocare Holding AG (a)	1,392	376,919
Novartis AG	35,029	1,933,101
Roche Holding AG	9,728	1,763,866
Swiss Reinsurance	16,083	1,432,516
Swisscom AG	1,264	480,684
Synthes Inc.	1,748	195,632
UBS AG Reg. (Virt-x)	4,226	227,226
UBS AG Reg. (New York)	1,100	58,575

		12,334,208

United Kingdom (17.07%)
ARM Holdings PLC	35,400	111,540
AstraZeneca PLC	14,700	736,814
BAE Systems PLC	273,800	2,764,562
BAE Systems PLC (c)	9,600	96,931
Barclays PLC	27,600	336,276
BHP Billiton PLC	46,010	1,647,388
British Land Co. PLC	16,000	383,666
Carnival PLC	2,300	109,833
Daily Mail & General Trust NV Class A	18,900	243,617

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
HBOS PLC	62,500	$1,169,417
HSBC Holdings PLC	27,200	503,365
Lloyds TSB Group PLC	37,100	411,793
Lonmin PLC	3,500	261,305
Marks & Spencer Group PLC	20,500	258,159
National Grid PLC	44,500	713,808
Premier Foods PLC	54,500	248,661
Reed Elsevier PLC	35,000	442,550
Reuters Group PLC	41,500	545,965
Rio Tinto PLC	7,100	614,185
Royal Bank of Scotland Group	154,500	1,659,562
Royal Bank of Scotland Group (c)	20,100	215,904
Royal Dutch Shell PLC ADR Class A	600	49,308
Royal Dutch Shell PLC Class A	70,004	2,890,851
Royal Dutch Shell PLC Class B	8,846	364,150
SABMiller PLC	51,200	1,458,192
Scottish & Southern Energy PLC	33,900	1,048,021
Standard Chartered PLC	29,300	959,165
Tesco PLC	93,700	842,087
Unilever PLC	7,605	240,399
Vodafone Group PLC	256,650	926,812
Xstrata PLC	17,566	1,165,895
Yell Group PLC	59,100	518,741

		23,938,922

United States (0.12%)
News Corp. CDI	7,329	164,015

Total Common Stocks
(cost $98,782,334)		137,809,825

Preferred Stocks (0.20%)
Germany (0.20%)
Porsche AG PFD	135	286,778

Total Preferred Stocks
(cost $254,687)		286,778

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.78%)
State Street Bank & Trust Co. Repurchase Agreement, (d)
3.000%, agreement date
09/28/2007, to be repurchased at $1,093,934 on 10/01/2007	$1,093,660	$1,093,660

Total Repurchase Agreement
(cost $1,093,660)		1,093,660

TOTAL INVESTMENTS (99.23%)
(cost $100,130,681)		139,190,263
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.77%)		1,076,355

NET ASSETS (100.00%)		$140,266,618

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency Security with a coupon rate of 6.1025%, a maturity date of January 15, 2036, and a market value of $1,118,118 as of September 30, 2007.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$43,302,803	31.11%
Japanese Yen	36,193,008	26.00
British Pound	20,261,949	14.56
Swiss Franc	12,275,633	8.82
Canadian Dollar	10,374,788	7.45
United States Dollar	4,601,155	3.31
Australian Dollar	4,048,038	2.91
Hong Kong Dollar	2,916,462	2.10
Swedish Krona	2,151,549	1.55
Singapore Dollar	1,555,255	1.12
Norweigian Krone	881,990	0.63
Danish Krone	627,633	0.44

Total Investments	$139,190,263	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$30,804,594	21.96%
Materials	19,075,087	13.60
Industrials	15,164,948	10.81
Consumer Discretionary	14,168,389	10.10
Energy	12,214,325	8.71
Information Technology	11,834,107	8.44
Consumer Staples	11,681,879	8.33
Telecommunication Services	10,947,534	7.80
Health Care	8,272,633	5.90
Utilities	3,933,107	2.80

Total Stocks	138,096,603	98.45
Repurchase Agreement	1,093,660	0.78
Cash and Other Assets, Net of Liabilities	1,076,355	0.77

Net Assets	$140,266,618	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (97.17%)
Consumer Discretionary (14.73%)
1-800-FLOWERS.COM Inc. (a)	7,015	$81,304
99 Cents Only Stores (a)	11,178	114,798
Aaron Rents Inc.	10,358	230,983
AC Moore Arts & Crafts Inc. (a)	4,255	67,059
Aeropostale Inc. (a)	18,585	354,230
AFC Enterprises (a)	7,541	113,492
Aftermarket Technology Corp. (a)	5,468	173,554
Ambassadors Group Inc.	4,372	166,573
American Axle & Manufacturing Holdings Inc.	10,687	269,847
American Greetings Corp.	12,300	324,720
Amerigon Inc. (a)	4,600	79,626
Ameristar Casinos Inc.	6,057	170,202
Applebee’s International Inc.	17,300	430,424
Arbitron Inc.	6,818	309,128
Arctic Cat Inc.	3,552	58,111
ArvinMeritor Inc.	16,415	276,100
Asbury Automotive Group Inc.	5,552	109,985
Audiovox Corp. (a)	3,404	35,027
Avatar Holdings Inc. (a)	1,448	72,299
Bally Technologies Inc. (a)	12,162	430,900
Beazer Homes USA Inc.	9,000	74,250
bebe stores inc.	5,800	84,854
Belo Corp.	20,200	350,672
Benihana Inc. Class A (a)	2,300	39,813
Big 5 Sporting Goods Corp.	5,919	110,685
BJ’s Restaurant Inc. (a)	3,139	66,076
Blockbuster Inc. (a)	44,609	239,550
Blue Nile Inc. (a)	3,456	325,279
Bluegreen Corp. (a)	5,823	45,128
Blyth Inc.	6,145	125,665
Bob Evans Farms Inc.	8,945	269,960
Bon-Ton Stores Inc.	2,600	59,072
Books-A-Million Inc.	4,200	55,566
Borders Group Inc.	14,000	186,620
Bright Horizons Family Solutions Inc. (a)	6,706	287,285
Brookfield Homes Corp.	3,037	56,336
Brown Shoe Co. Inc.	10,605	205,737
Buckle Inc.	3,833	145,424
Buffalo Wild Wings Inc. (a)	3,696	139,413
Build-A-Bear Workshop Inc. (a)	3,929	69,779
Building Materials Holding Corp.	6,292	66,569
Cabela’s Inc. (a)	8,530	201,734
Cache Inc. (a)	3,857	68,847
California Pizza Kitchen Inc. (a)	7,920	139,154
Callaway Golf Co.	17,214	275,596
Capella Education Co. (a)	2,329	130,214
Carmike Cinemas Inc.	3,799	69,788
Carrols Restaurant Group Inc. (a)	1,600	17,920
Carter’s Inc. (a)	13,408	267,490
Casual Male Retail Group Inc. (a)	9,943	89,089

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Catalina Marketing Corp. (a)	8,670	$280,821
Cato Corp. Class A	7,344	150,111
CBRL Group Inc.	5,882	239,986
CEC Entertainment Inc. (a)	6,806	182,877
Champion Enterprises Inc. (a)	18,280	200,714
Charlotte Russe Holding Inc. (a)	5,567	81,501
Charming Shoppes Inc. (a)	29,581	248,480
Charter Communications Inc. (a)	95,672	246,834
Cherokee Inc.	2,282	87,538
Children’s Place Retail Stores Inc. (a)	5,356	130,044
Chipotle Mexican Grill Inc. Class B (a)	7,600	813,200
Christopher & Banks Corp.	8,642	104,741
Churchill Downs Inc.	1,961	97,972
Cinemark Holdings Inc.	5,800	107,648
Citadel Broadcasting Corp.	43,569	181,247
Citi Trends Inc. (a)	3,600	78,336
CKE Restaurants Inc.	15,072	244,317
CKX Inc. (a)	10,000	123,100
Coinmach Service Corp.	8,200	98,318
Collective Brands, Inc. (a)	15,578	343,651
Columbia Sportswear Co.	3,600	199,116
Conn’s Inc. (a)	2,486	59,391
Cooper Tire & Rubber Co.	14,701	358,704
Core-Mark Holding Co. Inc. (a)	2,000	70,460
Corinthian Colleges Inc. (a)	21,678	344,897
Courier Corp.	2,001	70,455
Cox Radio Inc. (a)	9,463	123,492
Crown Media Holdings Inc. (a)	2,762	19,859
CSK Auto Corp. (a)	11,227	119,568
CSS Industries Inc.	1,518	54,602
Cumulus Media Inc. (a)	8,806	89,997
Deb Shops Inc.	893	24,013
Deckers Outdoor Corp. (a)	2,953	324,239
Denny’s Corp. (a)	25,053	100,212
DG FastChannel Inc. (a)	3,600	84,888
Dolan Media Co. (a)	2,700	65,610
Domino’s Pizza Inc.	9,517	157,887
Dover Downs Gaming & Entertainment Inc.	3,702	38,464
Dress Barn Inc. (a)	11,236	191,124
Drew Industries Inc. (a)	4,964	201,936
DSW Inc. (a)	3,900	98,163
Eddie Bauer Holdings Inc. (a)	6,600	56,760
Emmis Communications Corp.	8,521	42,094
Entercom Communications Corp.	7,885	152,417
Entravision Communications Corp. (a)	15,640	144,201
Ethan Allen Interiors Inc.	6,322	206,666
Exide Technologies (a)	13,600	88,400
Fisher Communications Inc. (a)	1,296	64,632
Fleetwood Enterprises Inc. (a)	16,458	140,716
Fossil Inc. (a)	10,547	394,036
Fred’s Inc.	9,740	102,562

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
FTD Group Inc.	3,809	$56,678
Furniture Brands International Inc.	10,564	107,119
G-III Apparel Group Ltd. (a)	2,600	51,194
Gaiam Inc. (a)	4,800	115,344
Gander Mountain Co. (a)	1,900	10,279
GateHouse Media Inc.	5,301	67,588
Gaylord Entertainment Co. (a)	9,763	519,587
Gemstar-TV Guide International Inc. (a)	59,809	416,271
Genesco Inc. (a)	5,459	251,824
GenTek Inc. (a)	2,500	75,200
Global Sources Ltd. (a)	3,800	84,246
Gray Television Inc.	11,047	93,789
Great Wolf Resorts Inc. (a)	6,328	78,214
Group 1 Automotive Inc.	5,521	185,340
GSI Commerce Inc. (a)	5,227	139,038
Guitar Center Inc. (a)	7,033	417,057
Gymboree Corp. (a)	7,765	273,639
Harris Interactive Inc. (a)	14,563	62,767
Haverty Furniture Companies Inc.	5,635	49,419
Hayes Lemmerz International Inc. (a)	21,400	89,024
Heelys Inc. (a)	1,300	10,361
Helen of Troy Ltd. (a)	6,800	131,308
hhgregg Inc. (a)	134	1,407
Hibbett Sports Inc. (a)	8,212	203,658
Home Solutions of America Inc. (a)	10,900	36,951
Hooker Furniture Corp.	3,016	60,380
Hot Topic Inc. (a)	10,592	79,016
Hovnanian Enterprises Inc. (a)	8,900	98,701
Iconix Brand Group Inc. (a)	12,600	299,754
IHOP Corp.	4,575	289,735
Information Services Group Inc. (a)	6,200	47,430
Insight Enterprises Inc. (a)	11,548	298,054
Interactive Data Corp.	7,900	222,780
INVESTools Inc. (a)	13,500	163,215
iRobot Corp. (a)	3,200	63,616
Isle of Capri Casinos Inc. (a)	4,209	81,865
J Crew Group Inc. (a)	9,100	377,650
Jack in the Box Inc. (a)	7,456	483,447
Jakks Pacific Inc. (a)	6,627	177,007
Jamba Inc. (a)	13,700	96,311
Jo-Ann Stores Inc. (a)	6,269	132,276
Jos. A. Bank Clothiers Inc. (a)	4,337	144,943
Journal Communications Inc. Class A	10,142	96,146
K-Swiss Inc. Class A	6,471	148,251
Kellwood Co.	5,843	99,623
Kenneth Cole Productions Inc.	2,620	50,749
Keystone Automotive Industries Inc. (a)	3,909	186,694
Kimball International Inc. Class B	6,383	72,639
Knology Inc. (a)	5,700	95,361
Krispy Kreme Doughnuts Inc. (a)	14,406	57,624
La-Z-Boy Inc.	12,622	93,150
Lakes Entertainment Inc. (a)	5,100	48,603
Landry’s Restaurants Inc.	4,195	111,000

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Leapfrog Enterprises Inc. (a)	9,320	$76,890
Lear Corp. (a)	18,300	587,430
Lee Enterprises Inc. Class A	11,700	182,169
Libbey Inc.	3,900	68,328
Life Time Fitness Inc. (a)	7,593	465,755
Lifetime Brands Inc.	2,773	56,264
Lin TV Corp. (a)	7,165	93,217
Lincoln Educational Services (a)	400	5,216
Lithia Motors Inc. Class A	3,766	64,248
Live Nation Inc. (a)	15,000	318,750
LKQ Corp. (a)	10,804	376,087
LodgeNet Entertainment Corp. (a)	5,568	141,204
Lodgian Inc. (a)	5,551	65,502
Lululemon Athletica Inc. (a)	4,400	184,932
M/I Homes Inc.	3,200	44,448
Magna Entertainment Corp. (a)	7,377	16,746
Maidenform Brands Inc. (a)	6,000	95,280
Marcus Corp.	4,237	81,350
Marine Products Corp.	2,692	22,828
MarineMax Inc. (a)	4,315	62,826
Martha Stewart Living Omnimedia Inc. (a)	7,178	83,624
Marvel Entertainment Inc. (a)	12,400	290,656
Matthews International Corp.	8,168	357,758
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,326	62,629
Media General Inc.	5,301	145,831
Mediacom Communications Corp. Class A (a)	14,628	103,127
Meritage Homes Corp. (a)	5,900	83,308
Midas Inc. (a)	3,884	73,291
Modine Manufacturing Co.	8,143	216,767
Monaco Coach Corp.	7,322	102,728
Monarch Casino & Resort Inc. (a)	2,366	67,313
Monro Muffler Brake Inc.	3,090	104,411
Morgans Hotel Group (a)	4,800	104,400
Morningstar Inc. (a)	3,305	202,927
Morton’s Restaurant Group Inc. (a)	2,200	34,980
Movado Group Inc.	4,516	144,151
MTR Gaming Group Inc. (a)	5,761	54,902
Multimedia Games Inc. (a)	6,836	58,243
National CineMedia Inc.	10,200	228,480
National Presto Industries Inc.	1,318	69,854
Nautilus Inc.	8,502	67,761
Netflix Inc. (a)	10,650	220,668
New York & Co. Inc. (a)	5,356	32,672
Nexstar Broadcasting Group Inc. (a)	2,200	23,078
Noble International Ltd.	3,297	70,193
O’Charley’s Inc.	6,009	91,096
Oakley Inc.	5,974	173,425
Orbitz Worldwide Inc. (a)	8,134	91,833
Overstock.com Inc. (a)	4,399	126,691

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Oxford Industries Inc.	3,747	$135,342
Pacific Sunwear of California Inc. (a)	16,802	248,670
Palm Harbor Homes Inc. (a)	2,805	35,006
Pantry Inc. (a)	5,739	147,091
Papa John’s International Inc. (a)	5,880	143,707
Peet’s Coffee & Tea Inc. (a)	3,541	98,829
PEP Boys-Manny Moe & Jack	10,527	147,694
Perry Ellis International Inc. (a)	3,126	86,621
PetMed Express Inc. (a)	5,900	82,659
PF Chang’s China Bistro Inc. (a)	5,991	177,334
Pier 1 Imports Inc. (a)	22,511	106,477
Pinnacle Entertainment Inc. (a)	14,248	387,973
Playboy Enterprises Inc. (a)	6,294	67,598
Polaris Industries Inc.	8,387	365,841
Pre-Paid Legal Services Inc. (a)	2,367	131,274
Premier Exhibitions Inc. (a)	7,400	111,592
Prestige Brands Holdings Inc. (a)	7,148	78,485
Priceline.com Inc. (a)	8,862	786,502
Primedia Inc.	10,036	140,905
Quiksilver Inc. (a)	28,700	410,410
Radio One Inc. Class D (a)	18,683	69,688
Rare Hospitality International Inc. (a)	8,113	309,186
Raser Technologies Inc. (a)	6,500	83,785
RC2 Corp. (a)	5,254	145,483
RCN Corp. (a)	7,471	91,893
Red Robin Gourmet Burgers Inc. (a)	4,274	183,355
Regis Corp.	11,278	359,881
Rent-A-Center Inc. (a)	17,100	310,023
Retail Ventures Inc. (a)	5,921	61,638
Riviera Holdings Corp. (a)	2,665	74,753
Ruby Tuesday Inc.	13,811	253,294
Russ Berrie & Co. Inc. (a)	3,376	56,717
Ruth’s Chris Steak House (a)	5,300	75,525
Salem Communications Corp.	2,459	19,672
Sally Beauty Holdings Inc. (a)	21,100	178,295
Sauer-Danfoss Inc.	2,239	59,737
Scholastic Corp. (a)	8,873	309,313
Sealy Corp.	9,700	136,188
Select Comfort Corp. (a)	12,820	178,839
Shoe Carnival Inc. (a)	2,717	42,874
Shuffle Master Inc. (a)	8,378	125,251
Shutterfly Inc. (a)	3,943	125,821
Sinclair Broadcast Group Inc.	12,604	151,752
Six Flags Inc. (a)	16,856	58,322
Skechers U.S.A. Inc. (a)	4,549	100,533
Skyline Corp.	1,843	55,437
Smith & Wesson Holding Corp. (a)	7,800	148,902
Sonic Automotive Inc.	6,697	160,326
Sonic Corp. (a)	16,200	379,080
Sotheby’s	15,587	744,903
Source Interlink Co. Inc. (a)	9,866	34,728
Spanish Broadcasting System Inc. (a)	12,392	31,971
Spartan Motors Inc.	7,200	121,176

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Speedway Motorsports Inc.	3,554	$131,498
Stage Stores Inc.	10,107	184,251
Stamps.com Inc. (a)	5,228	62,579
Standard Motor Products Inc.	3,100	29,140
Standard-Pacific Corp.	14,800	81,992
Star Maritime Acquisition Corp. (a)	4,900	68,649
Stein Mart Inc.	7,023	53,445
Steiner Leisure Ltd. (a)	3,800	164,920
Steinway Musical Instruments Inc.	1,899	56,248
Steven Madden Ltd.	5,512	104,452
Stewart Enterprises Inc.	26,254	200,055
Stoneridge Inc. (a)	2,600	26,520
Strayer Education Inc.	3,650	615,499
Sturm, Ruger & Co. Inc. (a)	4,700	84,177
Sun-Times Media Group Inc. (a)	17,413	39,528
Superior Industries International Inc.	5,341	115,846
Syms Corp.	1,000	15,010
Syntax-Brillian Corp. (a)	12,400	50,468
Systemax Inc.	2,100	42,924
Talbots Inc.	5,199	93,582
Tarragon Corp. (a)	2,517	6,595
Tempur-Pedic International Inc.	19,300	689,975
Tenneco Inc. (a)	11,113	344,614
Texas Roadhouse Inc. Class A (a)	11,504	134,597
The Andersons Inc.	3,392	162,884
The Finish Line Inc. Class A	10,851	47,093
The Men’s Wearhouse Inc.	12,700	641,604
The Steak n Shake Co. (a)	5,636	84,596
Timberland Co. (a)	11,700	221,832
TiVo Inc. (a)	21,640	137,414
Town Sports International Holdings Inc. (a)	3,400	51,714
Triarc Companies Inc. Class B	14,135	176,829
True Religion Apparel Inc. (a)	3,800	66,880
Trump Entertainment Resorts Inc. (a)	7,900	50,955
Tuesday Morning Corp.	7,389	66,427
Tupperware Brands Corp.	15,296	481,671
Tween Brands Inc. (a)	7,318	240,323
Under Armour Inc. Class A (a)	5,600	334,992
Unifirst Corp.	3,075	115,190
Universal Electronics Inc. (a)	3,775	122,688
Universal Technical Institute Inc. (a)	5,881	105,858
Vail Resorts Inc. (a)	7,482	466,054
Valassis Communications Inc. (a)	11,490	102,491
Value Line Inc.	162	7,982
ValueVision Media Inc. Class A (a)	8,223	60,932
VistaPrint Ltd. (a)	10,100	377,437
Visteon Corp. (a)	30,178	155,417
Volcom Inc. (a)	3,700	157,324
Warnaco Group Inc. (a)	11,366	444,070
WCI Communities Inc. (a)	7,481	44,811
West Marine Inc. (a)	2,895	33,437
Westwood One Inc.	15,200	41,800

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Wet Seal Inc. (a)	20,405	$78,967
Weyco Group Inc.	1,100	34,551
Winnebago Industries Inc.	7,219	172,390
WMS Industries Inc. (a)	9,438	312,398
Wolverine World Wide Inc.	13,121	359,515
World Wrestling Entertainment Inc.	5,469	82,473
Zale Corp. (a)	11,167	258,404
Zumiez Inc. (a)	3,866	171,534
		49,558,365
Consumer Staples (2.90%)
Alico Inc.	785	34,022
Alliance One International Inc. (a)	22,444	146,784
American Dairy Inc. (a)	1,100	21,461
American Oriental Bioengineering Inc. (a)	11,300	125,995
Arden Group Inc. Class A	200	27,906
Boston Beer Co. Inc. (a)	2,580	125,543
Cal-Maine Foods Inc.	3,600	90,864
Casey’s General Stores Inc.	11,966	331,458
Central European Distribution Corp. (a)	8,346	399,857
Central Garden & Pet Co. (a)	15,612	140,196
Chattem Inc. (a)	4,343	306,268
Chiquita Brands International Inc. (a)	9,605	152,047
Coca-Cola Bottling Co. Consolidated	1,147	69,164
Darling International Inc. (a)	20,425	202,003
Elizabeth Arden Inc. (a)	6,503	175,321
Farmer Brothers Co.	1,393	34,658
Flowers Foods Inc.	19,185	418,233
Fresh Del Monte Produce Inc.	6,200	178,250
Green Mountain Coffee Roasters Inc. (a)	4,377	145,273
Hain Celestial Group Inc. (a)	8,923	286,696
Imperial Sugar Co.	3,200	83,616
Ingles Markets Inc.	3,205	91,855
Inter Parfums Inc.	1,667	39,458
J&J Snack Foods Corp.	3,042	105,922
Jones Soda Co. (a)	6,600	79,596
Lancaster Colony Corp.	6,119	233,562
Lance Inc.	7,805	179,671
Longs Drug Stores Corp.	7,912	392,989
Mannatech Inc.	4,679	37,900
Maui Land & Pineapple Co. Inc. (a)	866	26,361
MGP Ingredients Inc.	2,900	29,783
Nash Finch Co.	3,412	135,900
National Beverage Corp.	2,280	19,334
Nu Skin Enterprises Inc.	13,162	212,698
Pathmark Stores Inc. (a)	8,988	114,597
Performance Food Group Co. (a)	8,549	257,581
Perrigo Co.	19,338	412,866
Pilgrim’s Pride Corp.	9,500	329,935
Playtex Products Inc. (a)	13,910	254,275

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
PriceSmart Inc.	2,800	$66,080
Ralcorp Holdings Inc. (a)	6,462	360,709
Reddy Ice Holdings Inc.	4,600	121,302
Revlon Inc. (a)	40,911	47,048
Ruddick Corp.	9,090	304,879
Sanderson Farms Inc.	4,151	172,972
Seaboard Corp.	74	145,040
Spartan Stores Inc.	5,652	127,340
Spectrum Brands Inc. (a)	8,000	46,400
The Great Atlantic & Pacific Tea Co. Inc. (a)	4,223	128,633
Tootsie Roll Industries Inc.	7,861	208,552
Topps Co. Inc.	9,376	90,853
TreeHouse Foods Inc. (a)	7,000	189,350
United Natural Foods Inc. (a)	10,742	292,397
Universal Corp.	6,405	313,525
USANA Health Sciences Inc. (a)	2,174	95,113
Vector Group Ltd.	7,909	177,241
Village Super Market Inc. Class A	600	31,200
WD-40 Co.	4,244	144,890
Weis Markets Inc.	2,596	110,823
Winn-Dixie Stores Inc. (a)	8,100	151,632
		9,775,877
Energy (5.81%)
Allis-Chalmers Energy Inc. (a)	6,400	121,216
Alon USA Energy Inc.	3,300	111,474
Alpha Natural Resources Inc. (a)	15,121	351,261
APCO Argentina Inc.	300	31,626
Arena Resources Inc. (a)	2,900	189,950
Arlington Tankers Ltd.	2,500	61,575
Atlas America Inc.	5,746	296,666
ATP Oil & Gas Corp. (a)	5,419	254,855
Atwood Oceanics Inc. (a)	6,304	482,634
Aventine Renewable Energy Holdings Inc. (a)	7,079	74,825
Basic Energy Services Inc. (a)	9,200	193,384
Berry Petroleum Co.	9,366	370,800
Bill Barrett Corp. (a)	7,138	281,308
Bois d’Arc Energy Inc. (a)	3,442	65,983
BPZ Energy Inc. (a)	9,300	72,540
Brigham Exploration Co. (a)	11,249	66,706
Bristow Group Inc. (a)	4,791	209,415
Bronco Drilling Co. Inc. (a)	6,900	102,120
Cal Dive International Inc. (a)	4,527	67,905
Callon Petroleum Co. (a)	5,380	74,890
CARBO Ceramics Inc.	4,831	245,077
Carrizo Oil & Gas Inc. (a)	5,868	263,238
Clayton Williams Energy Inc. (a)	1,449	47,817
Clean Energy Fuels Corp. (a)	3,400	51,476
Complete Production Services Inc. (a)	9,700	198,656
Comstock Resources Inc. (a)	9,940	306,550

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Concho Resources Inc. (a)	5,500	$81,455
Contango Oil & Gas Co. (a)	2,900	104,980
Crosstex Energy Inc.	9,519	360,865
Dawson Geophysical Co. (a)	2,000	155,020
Delek US Holdings Inc.	3,000	75,240
Delta Petroleum Corp. (a)	16,327	293,070
Double Hull Tankers Inc.	6,200	92,318
Dril-Quip Inc. (a)	5,988	295,508
Edge Petroleum Corp. (a)	7,571	97,212
Encore Acquisition Co. (a)	12,691	401,670
Energy Infrastructure Acquisition Corp. (a)	3,800	37,354
Energy Partners Ltd. (a)	7,675	112,669
ENGlobal Corp. (a)	4,700	53,627
Evergreen Energy Inc. (a)	18,851	96,140
EXCO Resources Inc. (a)	14,000	231,560
Exterran Holdings Inc. (a)	14,400	1,156,896
FX Energy Inc. (a)	9,600	71,520
General Maritime Corp.	6,300	175,833
GeoGlobal Resources Inc. (a)	7,600	27,360
Geokinetics Inc. (a)	1,900	44,365
Geomet Inc. (a)	2,886	14,690
GMX Resources Inc. (a)	3,000	96,510
Golar LNG Ltd.	7,700	171,864
Goodrich Petroleum Corp. (a)	3,344	106,005
Grey Wolf Inc. (a)	44,157	289,228
Gulf Island Fabrication Inc.	3,113	119,508
GulfMark Offshore Inc. (a)	5,780	281,255
Gulfport Energy Corp. (a)	4,100	97,006
Harvest Natural Resources Inc. (a)	10,132	120,976
Hercules Offshore Inc. (a)	19,900	519,589
Horizon Offshore Inc. (a)	8,300	136,950
Hornbeck Offshore Services Inc. (a)	5,534	203,098
International Coal Group Inc. (a)	28,900	128,316
ION Geophysical Corp. (a)	16,632	230,020
Kayne Anderson Energy Development Co.	2,200	56,056
Knightsbridge Tankers Ltd.	4,600	123,740
Lufkin Industries Inc.	3,882	213,588
Mariner Energy Inc. (a)	20,172	417,762
Markwest Hydrocarbon Inc.	1,425	82,835
Matrix Service Co. (a)	6,200	129,890
McMoRan Exploration Co. (a)	6,348	85,381
Meridian Resource Corp. (a)	19,127	47,435
NATCO Group Inc. (a)	3,900	201,825
Newpark Resources Inc. (a)	21,457	115,009
NGP Capital Resources Co.	5,226	84,818
Nordic American Tanker Shipping Ltd.	6,000	235,440
Oil States International Inc. (a)	11,652	562,792
Oilsands Quest Inc. (a)	22,700	100,561
Pacific Ethanol Inc. (a)	7,800	75,036
Parallel Petroleum Corp. (a)	9,696	164,735

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Parker Drilling Co. (a)	26,621	$216,162
Penn Virginia Corp.	9,634	423,703
Petrohawk Energy Corp. (a)	39,629	650,708
Petroleum Development Corp. (a)	3,818	169,328
Petroquest Energy Inc. (a)	10,663	114,414
PHI Inc. (a)	2,900	87,406
Pioneer Drilling Co. (a)	10,882	132,543
Rentech Inc. (a)	42,500	91,800
Resource America Inc.	3,210	50,686
Rosetta Resources Inc. (a)	12,117	222,226
RPC Inc.	7,849	111,534
Ship Finance International Ltd.	8,200	215,414
Stone Energy Corp. (a)	6,287	251,543
SulphCo Inc. (a)	8,900	78,320
Superior Offshore International Inc. (a)	3,000	33,750
Superior Well Services Inc. (a)	3,500	79,555
Swift Energy Co. (a)	6,789	277,806
T-3 Energy Services Inc. (a)	1,600	68,224
Toreador Resources Corp. (a)	4,190	49,568
Trico Marine Services Inc. (a)	3,100	92,380
TXCO Resources Inc. (a)	8,300	74,368
Union Drilling Inc. (a)	3,700	53,946
Uranium Resources Inc. (a)	13,100	123,009
US BioEnergy Corp. (a)	2,185	16,846
USEC Inc. (a)	20,391	209,008
VAALCO Energy Inc. (a)	13,900	63,523
Venoco Inc. (a)	2,879	49,375
VeraSun Energy Corp. (a)	7,237	79,607
Verenium Corp. (a)	8,503	44,896
W-H Energy Services Inc. (a)	7,257	535,204
Warren Resources Inc. (a)	14,146	177,391
Whiting Petroleum Corp. (a)	10,083	448,189
Willbros Group Inc. (a)	6,400	217,600
World Fuel Services Corp.	6,728	274,570
		19,555,129
Financials (19.39%)
1st Source Corp.	2,527	57,868
Abington Bancorp Inc.	1,120	10,920
Acadia Realty Trust	8,453	229,330
Accredited Home Lenders Holding Co. (a)	5,735	66,927
Advance America Cash Advance Centers Inc.	16,401	174,999
Advanta Corp. Class B	8,439	231,397
Agree Realty Corp.	2,760	86,498
Alabama National Bancorporation	4,426	344,874
Aldabra 2 Acquisition Corp. (a)	9,900	90,981
Alesco Financial Inc.	11,700	57,564
Alexander’s Inc. (a)	440	169,620
Alexandria Real Estate Equities Inc.	7,289	701,639

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Alfa Corp.	6,519	$118,515
Alternative Asset Management Acquisition Corp. (a)	9,900	87,318
Amcore Financial Inc.	5,421	135,091
American Campus Communities Inc.	5,376	157,463
American Equity Investment Life
Holdings Co.	14,269	151,965
American Financial Realty Trust	30,000	241,500
American Physicians Capital Inc.	2,713	105,698
AmericanWest Bancorp	3,263	63,987
Ameris Bancorp	2,230	40,318
Amerisafe Inc. (a)	5,100	84,354
AmTrust Financial Services Inc.	6,000	91,020
Anchor Bancorp Wisconsin Inc.	4,887	131,949
Anthracite Capital Inc.	14,155	128,811
Anworth Mortgage Asset Corp.	11,957	64,448
Apollo Investment Corp.	25,322	526,698
Arbor Realty Trust Inc.	3,756	70,951
Ares Capital Corp.	17,824	289,996
Argo Group International Holdings Ltd. (a)	6,310	274,548
Ashford Hospitality Trust Inc.	27,176	273,119
Aspen Insurance Holdings Ltd.	21,900	611,229
Associated Estates Realty Corp.	2,700	35,208
Assured Guaranty Ltd.	15,400	418,418
Asta Funding Inc.	2,947	112,929
Baldwin & Lyons Inc.	1,211	33,072
BancFirst Corp.	1,448	64,972
Banco Latinoamericano de Exportaciones SA	5,800	105,444
Bank Mutual Corp.	15,132	178,406
Bank of the Ozarks Inc.	2,518	76,875
BankAtlantic Bancorp Inc.	13,003	112,736
BankFinancial Corp.	6,800	107,576
BankUnited Financial Corp.	7,685	119,425
Banner Corp.	3,523	121,156
Beneficial Mutual Bancorp Inc. (a)	8,700	84,825
Berkshire Hills Bancorp Inc.	2,196	66,385
BioMed Realty Trust Inc.	16,051	386,829
BlackRock Kelso Capital Corp.	2,400	34,800
Boston Private Financial Holdings Inc.	9,851	274,252
Brookline Bancorp Inc.	16,081	186,379
BRT Realty Trust	1,100	19,074
Calamos Asset Management Inc. Class A	6,151	173,643
Capital City Bank Group Inc.	2,498	77,938
Capital Corp. of the West	1,829	33,690
Capital Southwest Corp.	832	102,136
Capital Trust Inc.	2,914	103,447
Capitol Bancorp Ltd.	4,022	99,866
CapLease Inc.	8,856	90,774
Cascade Bancorp	6,286	139,926

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Cash America International Inc.	6,880	$258,688
Castlepoint Holdings Ltd.	800	9,200
Cathay General Bancorp	13,399	431,582
CBRE Realty Finance Inc.	5,800	34,220
Cedar Shopping Centers Inc.	9,475	129,049
Centennial Bank Holdings Inc. (a)	15,700	100,480
Center Financial Corp.	3,581	49,812
Centerline Holding Co.	11,793	181,023
Central Pacific Financial Corp.	7,500	219,000
Chemical Financial Corp.	6,707	162,645
Chittenden Corp.	11,002	386,830
Citizens Republic Bancorp Inc.	18,032	290,496
Citizens Inc. (a)	6,300	48,195
City Bank	3,504	100,635
City Holding Co.	3,671	133,661
Clayton Holdings Inc. (a)	2,300	18,423
Clifton Savings Bancorp Inc.	3,100	36,673
CNA Surety Corp. (a)	2,949	51,991
CoBiz Financial Inc.	3,304	56,564
Cohen & Steers Inc.	4,434	164,191
Columbia Banking Systems Inc.	4,291	136,540
Commerce Group Inc.	13,600	400,792
Community Bancorp NV (a)	2,552	64,157
Community Bank System Inc.	7,487	146,146
Community Banks Inc.	5,379	160,240
Community Trust Bancorp Inc.	2,889	86,786
Compass Diversified Holdings	6,100	97,966
CompuCredit Corp. (a)	4,981	108,138
Consolidated-Tomoka Land Co.	1,442	96,917
Corporate Office Properties Trust	9,175	381,955
Corus Bankshares Inc.	9,258	120,539
Cousins Properties Inc.	9,538	280,036
Cowen Group Inc. (a)	3,200	44,224
Crawford & Co.	4,776	29,802
Credit Acceptance Corp. (a)	1,898	43,844
Crystal River Capital Inc.	5,400	90,774
CVB Financial Corp.	14,063	164,537
Darwin Professional Underwriters Inc. (a)	1,200	25,920
DCT Industrial Trust Inc.	40,200	420,894
Deerfield Triarc Capital Corp.	11,600	104,980
Delphi Financial Group Inc.	10,518	425,138
Delta Financial Corp.	4,600	22,586
DiamondRock Hospitality Co.	21,555	375,273
Digital Realty Trust Inc.	12,200	480,558
Dime Community Bancshares	5,969	89,356
Dollar Financial Corp. (a)	4,100	116,973
Donegal Group Inc.	2,369	38,330
Downey Financial Corp.	5,000	289,000
EastGroup Properties Inc.	5,467	247,436
Education Realty Trust Inc.	8,425	113,738
eHealth Inc. (a)	2,800	77,560

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
EMC Insurance Group Inc.	946	$24,587
Employers Holdings Inc.	13,800	284,418
Encore Capital Group Inc. (a)	3,100	36,580
Enstar Group Ltd. (a)	1,500	190,125
Enterprise Financial Services Corp.	1,776	43,228
Entertainment Properties Trust	6,000	304,800
Epoch Holding Corp. (a)	1,500	21,120
Equity Inns Inc.	12,397	279,924
Equity Lifestyle Properties Inc.	5,091	263,714
Equity One Inc.	9,946	270,531
eSpeed Inc. (a)	4,901	41,806
Evercore Partners Inc.	1,700	44,693
Extra Space Storage Inc.	14,108	217,122
EZCORP Inc. (a)	8,400	112,980
FBL Financial Group Inc.	2,898	114,442
FBR Capital Markets Corp. (a)	7,400	96,423
FCStone Group Inc. (a)	2,250	72,608
Federal Agricultural Mortgage Corp. Class C	2,971	87,229
FelCor Lodging Trust Inc.	14,193	282,866
Financial Federal Corp.	6,355	178,004
First Acceptance Corp. (a)	3,120	15,756
First Bancorp (North Carolina)	2,182	44,469
First BanCorp (Puerto Rico)	18,719	177,830
First Busey Corp.	6,179	135,382
First Cash Financial Services Inc. (a)	6,714	157,242
First Charter Corp.	8,328	251,256
First Commonwealth Financial Corp.	15,721	173,874
First Community Bancorp (CA)	6,075	332,363
First Community Bancshares Inc.	1,951	70,685
First Financial Bancorp	9,423	120,426
First Financial Bankshares Inc.	4,270	171,569
First Financial Corp. Indiana	2,599	78,750
First Financial Holdings Inc.	2,795	87,428
First Indiana Corp.	3,430	107,428
First Industrial Realty Trust Inc.	11,476	446,072
First Merchants Corp.	3,806	82,057
First Mercury Financial Corp. (a)	2,630	56,571
First Midwest Bancorp Inc.	12,841	438,649
First Niagara Financial Group Inc.	28,241	399,610
First Place Financial Corp. Ohio	3,515	62,216
First Potomac Realty Trust	6,689	145,820
First Regional Bancorp (a)	1,413	34,661
First South Bancorp Inc.	1,363	35,656
First State Bancorporation	5,827	114,442
FirstFed Financial Corp. (a)	3,982	197,308
FirstMerit Corp.	20,000	395,200
Flagstar Bancorp Inc.	10,794	105,026
Flagstone Reinsurance Holdings Ltd.	2,000	26,580
Flushing Financial Corp.	3,867	64,966
FNB Corp. (PA)	16,279	269,255
FPIC Insurance Group Inc. (a)	2,596	111,758
Franklin Bank Corp. (a)	5,985	55,062

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Franklin Street Properties Corp.	13,084	$225,699
Freedom Acquisition Holdings Inc. (a)	12,800	144,000
Fremont General Corp.	15,756	61,448
Friedman Billings Ramsey Group Inc.	36,800	169,648
Frontier Financial Corp.	9,783	228,237
GAMCO Investors Inc.	1,625	89,050
Getty Realty Corp.	3,794	103,197
GFI Group Inc. (a)	4,039	347,839
Glacier Bancorp Inc.	13,662	307,668
Gladstone Capital Corp.	2,611	50,967
Glimcher Realty Trust	8,270	194,345
GMH Communities Trust	8,283	64,193
Gramercy Capital Corp.	4,135	104,078
Great American Financial Resources Inc.	1,933	47,397
Great Southern Bancorp Inc.	1,882	46,749
Greater Bay Bancorp	12,201	336,748
Green Bankshares Inc.	2,596	94,624
Greenhill & Co. Inc.	4,349	265,506
Greenlight Capital Re Ltd. Class A (a)	2,900	58,812
Grubb & Ellis Co. (a)	4,700	43,710
Hancock Holding Co.	6,926	277,594
Hanmi Financial Corp.	10,830	167,757
Harleysville Group Inc.	3,632	116,151
Harleysville National Corp.	6,292	99,980
Healthcare Realty Trust Inc.	11,400	303,924
Heartland Financial USA Inc.	2,743	56,369
Hercules Technology Growth Capital Inc.	6,900	91,563
Heritage Commerce Corp.	2,304	48,776
Hersha Hospitality Trust	11,825	117,068
HFF Inc. Class A (a)	3,800	45,106
Highwoods Properties Inc.	14,369	526,911
Hilb Rogal & Hobbs Co.	8,408	364,319
Hilltop Holdings Inc. (a)	12,788	150,131
Home Bancshares Inc.	2,700	58,833
Home Properties Inc.	7,883	411,335
Horace Mann Educators Corp.	9,602	189,255
Horizon Financial Corp.	2,167	43,947
IBERIABANK Corp.	3,135	165,058
IMPAC Mortgage Holdings Inc.	19,885	30,623
Imperial Capital Bancorp Inc.	1,110	31,358
Independence Holding Co.	600	12,228
Independent Bank Corp. (MA)	3,624	107,633
Independent Bank Corp. (MI)	5,972	65,991
Infinity Property & Casualty Corp.	5,058	203,433
Inland Real Estate Corp.	15,717	243,456
Integra Bank Corp.	4,055	73,517
Interactive Brokers Group Inc. Class A (a)	9,300	244,218
International Bancshares Corp.	11,550	250,635

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
International Securities Exchange Holdings Inc.	9,084	$603,813
Investors Bancorp Inc. (a)	14,200	201,072
Investors Real Estate Trust	9,304	100,483
IPC Holdings Ltd.	16,000	461,600
Irwin Financial Corp.	5,549	61,150
James River Group Inc.	2,000	64,800
Jer Investors Trust Inc.	6,900	85,905
Kansas City Life Insurance Co.	1,495	65,900
KBW Inc. (a)	6,633	190,898
Kearny Financial Corp.	3,806	48,679
Kite Realty Group Trust	5,494	103,287
KNBT Bancorp Inc.	7,197	119,038
Knight Capital Group Inc. (a)	24,808	296,704
Kohlberg Capital Corp.	2,900	43,674
LaBranche & Co. Inc. (a)	11,499	53,815
Ladenburg Thalmann Financial Services Inc. (a)	21,100	41,356
Lakeland Bancorp Inc.	3,636	49,377
Lakeland Financial Corp.	2,132	49,271
LandAmerica Financial Group Inc.	4,103	159,935
LaSalle Hotel Properties	9,566	402,537
Lexington Realty Trust	16,022	320,600
LTC Properties Inc.	4,927	116,622
Luminent Mortgage Capital Inc.	12,964	21,650
Macatawa Bank Corp.	4,170	56,420
Maguire Properties Inc.	9,037	233,426
MainSource Financial Group Inc.	3,361	59,254
Marathon Acquisition Corp. (a)	7,100	56,019
MarketAxess Holdings Inc. (a)	8,296	124,440
Max Capital Group Ltd.	13,900	389,756
MB Financial Inc.	7,937	274,223
MCG Capital Corp.	15,858	228,197
Meadowbrook Insurance Group Inc. (a)	6,700	60,367
Medical Properties Trust Inc.	13,300	177,156
Meruelo Maddux Properties Inc. (a)	11,000	65,010
MFA Mortgage Investments Inc.	19,969	160,151
Mid-America Apartment Communities Inc.	5,804	289,329
Midland Co.	2,393	131,519
Midwest Banc Holdings Inc.	3,645	53,837
Mission West Properties Inc.	3,400	41,310
Montpelier Re Holdings Ltd.	24,600	435,420
Move Inc. (a)	24,008	66,262
MVC Capital Inc.	5,200	96,356
Nara Bancorp Inc.	5,984	93,470
NASB Financial Inc.	1,546	55,501
National Financial Partners Corp.	8,763	464,264
National Health Investors Inc.	5,201	160,763
National Interstate Corp.	2,000	61,580
National Penn Bancshares Inc.	10,536	172,369
National Retail Properties Inc.	15,866	386,813

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Western Life Insurance Co.	522	$133,611
Nationwide Health Properties Inc.	21,129	636,617
Navigators Group Inc. (a)	2,746	148,970
NBT Bancorp Inc.	7,175	155,984
Nelnet Inc.	3,700	67,488
NewAlliance Bancshares Inc.	27,106	397,916
Newcastle Investment Corp.	10,914	192,305
NewStar Financial Inc. (a)	3,332	37,452
NexCen Brands Inc. (a)	9,300	62,496
NorthStar Realty Finance Corp.	13,897	137,997
Northwest Bancorp Inc.	3,737	106,355
Novastar Financial Inc. (a)	2,453	21,758
NTR Acquisition Co. (a)	4,600	43,608
NYMAGIC Inc.	1,000	27,810
Ocwen Financial Corp. (a)	8,712	82,154
Odyssey Re Holdings Corp.	7,246	268,899
Old National Bancorp	17,387	288,103
Old Second Bancorp Inc.	3,904	111,264
Omega Financial Corp.	2,412	63,701
Omega Healthcare Investors Inc.	15,229	236,506
optionsXpress Holdings Inc.	10,870	284,142
Oriental Financial Group Inc.	6,368	73,232
Oritani Financial Corp. (a)	1,700	26,928
Pacific Capital Bancorp	12,063	317,257
Park National Corp.	2,654	231,429
Partners Trust Financial Group Inc.	9,712	118,195
Patriot Capital Funding Inc.	5,500	73,535
PennantPark Investment Corp.	3,300	44,220
Pennsylvania Real Estate Investment Trust	7,631	297,151
Penson Worldwide Inc. (a)	3,100	57,288
Peoples Bancorp Inc.	2,010	52,622
PFF Bancorp Inc.	6,549	100,462
Phoenix Co. Inc.	28,603	403,588
Pinnacle Financial Partners Inc. (a)	3,114	89,745
Piper Jaffray Co. (a)	4,333	232,249
Platinum Underwriters Holdings Ltd.	13,600	489,056
PMA Capital Corp. (a)	6,563	62,349
Post Properties Inc.	10,390	402,093
Preferred Bank	1,950	76,713
Presidential Life Corp.	4,357	73,895
Primus Guaranty Ltd. (a)	9,700	102,044
PrivateBancorp Inc.	4,608	160,543
ProAssurance Corp. (a)	7,793	419,809
Prospect Capital Corp.	5,600	95,312
Prosperity Bancshares Inc.	9,496	314,887
Provident Bankshares Corp.	8,589	269,093
Provident Financial Services Inc.	16,666	272,822
Provident New York Bancorp	9,070	118,908
PS Business Parks Inc.	3,991	226,888
QC Holdings Inc.	1,300	18,785
Quadra Realty Trust Inc.	3,000	28,590

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
RAIT Investment Trust	14,625	$120,364
RAM Holdings Ltd. (a)	3,400	31,620
Ramco-Gershenson Properties Trust	4,218	131,770
Realty Income Corp.	25,500	712,725
Redwood Trust Inc.	5,334	177,195
Renasant Corp.	3,616	78,214
Republic Bancorp Inc. (Kentucky)	1,449	22,952
Republic Property Trust	8,000	117,360
Resource Capital Corp.	4,300	48,418
RLI Corp.	5,638	319,787
Rockville Financial Inc.	1,257	17,925
Roma Financial Corp.	2,400	41,040
Royal Bancshares of Pennsylvania Inc.	420	9,206
S&T Bancorp Inc.	5,617	180,250
Safety Insurance Group Inc.	3,428	123,202
Sanders Morris Harris Group Inc.	4,975	50,496
Sandy Spring Bancorp Inc.	3,094	93,191
Santander BanCorp	1,715	22,021
Saul Centers Inc.	2,948	151,822
SCBT Financial Corp.	1,904	65,764
Scottish Re Group Ltd. (a)	14,500	46,255
Seabright Insurance Holdings (a)	5,100	87,057
Seacoast Banking Corp. of Florida	4,111	76,876
Security Bank Corp. (Georgia)	3,935	49,266
Security Capital Assurance Ltd.	5,100	116,484
Selective Insurance Group Inc.	14,202	302,219
Senior Housing Properties Trust	19,046	420,155
Sierra Bancorp	1,100	31,526
Signature Bank (a)	7,741	272,715
Simmons First National Corp.	2,790	73,489
South Financial Group Inc.	16,600	377,484
Southside Bancshares Inc.	1,989	43,937
Southwest Bancorp Inc.	4,155	78,197
Sovran Self Storage Inc.	4,473	205,042
State Auto Financial Corp.	3,946	115,421
Sterling Bancorp NY	4,708	65,912
Sterling Bancshares Inc. TX	19,693	224,697
Sterling Financial Corp. PA	7,109	121,919
Sterling Financial Corp. WA	12,736	342,726
Stewart Information Services Corp.	4,491	153,907
Stifel Financial Corp. (a)	3,488	201,746
Strategic Hotels & Resorts Inc.	17,193	354,004
Stratus Properties Inc. (a)	700	24,731
Suffolk Bancorp	2,093	67,102
Sun Bancorp Inc. (New Jersey) (a)	2,621	45,868
Sun Communities Inc.	4,768	143,421
Sunstone Hotel Investors Inc.	14,512	372,088
Superior Bancorp (a)	6,518	57,554
Susquehanna Bancshares Inc.	13,283	266,988
SVB Financial Group (a)	8,202	388,447
SWS Group Inc.	5,497	97,242
SY Bancorp Inc.	3,084	83,391
Tanger Factory Outlet Centers Inc.	7,025	285,145

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Taylor Capital Group Inc.	1,789	$49,967
Technology Investment Capital Corp.	4,753	63,548
Tejon Ranch Co. (a)	2,383	98,656
Texas Capital Bancshares Inc. (a)	6,180	134,353
The Bancorp Inc. (a)	1,978	36,514
Thomas Properties Group Inc.	4,900	58,800
Thomas Weisel Partners Group Inc. (a)	4,600	66,746
TierOne Corp.	4,419	116,971
Tompkins Financial Corp.	1,833	72,770
Tower Group Inc.	5,191	135,900
TradeStation Group Inc. (a)	7,802	91,049
Triad Guaranty Inc. (a)	2,994	56,796
Trico Bancshares	2,492	55,497
Trustco Bank Corp. NY	20,810	227,453
Trustmark Corp.	12,459	349,350
U-Store-It Trust	11,581	152,869
U.S. Global Investors Inc. Class A	3,100	58,962
UCBH Holdings Inc.	23,879	417,405
UMB Financial Corp.	8,290	355,309
Umpqua Holdings Corp.	14,586	291,866
Union Bankshares Corp.	2,563	58,206
United America Indemnity Ltd. Class A (a)	5,100	109,701
United Bankshares Inc.	9,659	294,020
United Community Banks Inc.	9,755	239,193
United Community Financial Corp.	5,193	37,493
United Fire & Casualty Co.	5,092	199,046
United Security Bancshares	1,300	24,440
Universal American Financial Corp. (a)	9,856	224,815
Universal Health Realty Income Trust	3,155	112,097
Univest Corp. of Pennsylvania	2,236	53,038
Urstadt Biddle Properties Inc.	4,604	71,224
USB Holding Co. Inc.	2,998	69,644
Validus Holdings Ltd. (a)	3,800	92,112
ViewPoint Financial Group	2,700	49,896
Virginia Commerce Bancorp (a)	4,441	63,684
W Holding Co. Inc.	27,243	61,024
W.P. Stewart & Co. Ltd.	4,000	39,680
Waddell & Reed Financial Inc.	20,918	565,414
Washington Real Estate Investment Trust	11,802	391,590
Washington Trust Bancorp Inc.	2,456	66,238
Wauwatosa Holdings Inc. (a)	1,388	22,555
WesBanco Inc.	4,714	117,756
West Coast Bancorp (Oregon)	3,260	92,617
Westamerica Bancorporation	7,983	397,633
Western Alliance Bancorp (a)	3,400	80,138
Westfield Financial Inc.	5,260	51,075
Wilshire Bancorp Inc.	4,118	45,174
Winthrop Realty Trust	9,300	62,589
Wintrust Financial Corp.	5,786	247,004
World Acceptance Corp. (a)	4,481	148,231

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
WSFS Financial Corp.	1,735	$108,264
Yardville National Bancorp	1,841	61,913
Zenith National Insurance Corp.	9,098	408,409
		65,265,149
Health Care (12.65%)
Abaxis Inc. (a)	5,121	114,966
Abiomed Inc. (a)	6,301	78,321
Acacia Research - Acacia Technologies (a)	6,800	99,824
Acadia Pharmaceuticals Inc. (a)	7,934	119,407
Accuray Inc. (a)	3,900	68,094
Acorda Therapeutics Inc. (a)	5,400	99,090
Adams Respiratory
Therapeutics Inc. (a)	8,300	319,882
Affymax Inc. (a)	727	19,673
Affymetrix Inc. (a)	16,000	405,920
Air Methods Corp. (a)	2,800	129,360
Akorn Inc. (a)	11,400	85,386
Albany Molecular Research Inc. (a)	5,323	80,377
Alexion Pharmaceuticals Inc. (a)	8,730	568,759
Alexza Pharmaceuticals Inc. (a)	4,100	35,506
Align Technology Inc. (a)	14,039	355,608
Alkermes Inc. (a)	23,849	438,822
Alliance Imaging Inc. (a)	4,642	42,056
Allos Therapeutics Inc. (a)	8,300	39,425
Allscripts Healthcare Solution Inc. (a)	12,832	346,849
Alnylam Pharmaceuticals Inc. (a)	8,100	265,437
Alpharma Inc.	9,981	213,194
Altus Pharmaceuticals Inc. (a)	4,300	45,107
AMAG Pharmaceuticals Inc. (a)	4,004	229,029
Amedisys Inc. (a)	5,899	226,640
American Dental Partners Inc. (a)	3,500	98,035
American Medical Systems Holdings Inc. (a)	17,107	289,964
AMERIGROUP Corp. (a)	12,200	420,656
Amicus Therapeutics Inc. (a)	2,958	49,428
AMN Healthcare Services Inc. (a)	8,295	155,365
Amsurg Corp. (a)	7,204	166,196
Analogic Corp.	3,406	217,167
Angiodynamics Inc. (a)	5,500	103,675
Animal Health International Inc. (a)	2,101	23,384
Applera Corp. - Celera Group (a)	18,097	254,444
Apria Healthcare Group Inc. (a)	10,276	267,279
Arena Pharmaceuticals Inc. (a)	14,058	153,935
Ariad Pharmaceuticals Inc. (a)	18,144	84,007
ArQule Inc. (a)	8,900	63,457
Array Biopharma Inc. (a)	12,378	139,005
Arrow International Inc.	5,673	258,065
Arthrocare Corp. (a)	6,473	361,776
Aspect Medical Systems Inc. (a)	3,962	53,764

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Assisted Living Concepts Inc. Class A (a)	13,200	$120,648
athenahealth Inc. (a)	130	4,408
Auxilium Pharmaceuticals Inc. (a)	7,400	155,992
Beijing Med-Pharm Corp. (a)	5,700	66,405
Bentley Pharmaceuticals Inc. (a)	3,815	47,611
Bio-Rad Laboratories Inc. (a)	4,396	397,838
Bio-Reference Labs Inc. (a)	2,746	92,705
Biodel Inc. (a)	712	12,132
Bioenvision Inc. (a)	14,333	75,678
BioMarin Pharmaceutical Inc. (a)	22,543	561,321
BioMimetic Therapeutics Inc. (a)	2,100	28,014
Bionovo Inc. (a)	8,600	33,110
Bradley Pharmaceuticals Inc. (a)	3,600	65,520
Bruker BioSciences Corp. (a)	14,713	129,474
Cadence Pharmaceuticals Inc. (a)	3,120	43,680
Cantel Medical Corp. (a)	2,100	32,781
Capital Senior Living Corp. (a)	4,100	34,522
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	31,628
Cell Genesys Inc. (a)	19,614	74,925
Centene Corp. (a)	10,109	217,445
Cepheid Inc. (a)	12,430	283,404
Chemed Corp.	6,012	373,706
Computer Programs & Systems Inc.	2,284	60,206
Conceptus Inc. (a)	7,600	144,248
Conmed Corp. (a)	7,429	207,938
Corvel Corp. (a)	1,905	44,044
Cross Country Healthcare Inc. (a)	7,789	136,074
CryoLife Inc. (a)	5,400	51,030
Cubist Pharmaceuticals Inc. (a)	13,566	286,650
Cutera Inc. (a)	3,600	94,356
CV Therapeutics Inc. (a)	14,902	133,820
Cyberonics Inc. (a)	5,476	76,335
Cynosure Inc. Class A (a)	2,000	73,800
Cypress Bioscience Inc. (a)	8,201	112,272
Cytokinetics Inc. (a)	6,300	32,256
CytRx Corp. (a)	22,700	78,542
Datascope Corp.	3,437	116,205
Dendreon Corp. (a)	18,855	144,995
Dionex Corp. (a)	4,898	389,195
Discovery Laboratories Inc. (a)	22,300	59,987
DJO Inc. (a)	5,302	260,328
Durect Corp. (a)	16,048	87,943
Eclipsys Corp. (a)	11,221	261,674
Emergency Medical Services Corp. Class A (a)	2,500	75,625
Emeritus Corp. (a)	1,100	29,810
Encysive Pharmaceuticals Inc. (a)	17,658	26,664
Enzo Biochem Inc. (a)	6,661	75,602
Enzon Pharmaceuticals Inc. (a)	12,015	105,852
eResearch Technology Inc. (a)	11,137	126,850

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ev3 Inc. (a)	3,500	$57,470
Exelixis Inc. (a)	24,115	255,378
Foxhollow Technologies Inc. (a)	4,721	124,634
Genomic Health Inc. (a)	3,800	72,922
Gentiva Health Services Inc. (a)	6,726	129,206
GenVec Inc. (a)	13,500	31,725
Geron Corp. (a)	16,373	119,850
Greatbatch Inc. (a)	4,856	129,121
GTx Inc. (a)	3,572	58,152
Haemonetics Corp. (a)	6,097	301,314
Halozyme Therapeutics Inc. (a)	14,600	126,874
Hansen Medical Inc. (a)	2,815	76,315
HealthExtras Inc. (a)	6,791	188,994
Healthsouth Corp. (a)	19,300	337,943
Healthspring Inc. (a)	10,600	206,700
Healthways Inc. (a)	8,370	451,729
HMS Holdings Corp. (a)	4,500	110,745
Hologic Inc. (a)	12,636	770,796
Human Genome Sciences Inc. (a)	32,290	332,264
Hythiam Inc. (a)	6,600	49,104
I-Flow Corp. (a)	5,802	107,859
ICU Medical Inc. (a)	3,532	136,865
Idenix Pharmaceuticals Inc. (a)	6,069	17,539
Illumina Inc. (a)	12,587	653,014
Immucor Inc. (a)	16,135	576,826
Immunomedics Inc. (a)	15,500	35,495
Incyte Corp. (a)	22,154	158,401
Indevus Pharmaceuticals Inc. (a)	15,700	108,487
Insulet Corp. (a)	1,065	23,164
Integra LifeSciences Holdings Corp. (a)	4,527	219,922
InterMune Inc. (a)	6,089	116,483
Invacare Corp.	7,704	180,119
inVentiv Health Inc. (a)	7,256	317,958
Inverness Medical Innovations Inc. (a)	12,697	702,398
Isis Pharmaceuticals Inc. (a)	19,302	288,951
Javelin Pharmaceuticals Inc. (a)	9,100	45,682
Kendle International Inc. (a)	3,300	137,049
Kensey Nash Corp. (a)	3,300	86,163
Keryx Biopharmaceuticals Inc. (a)	11,323	112,551
Kindred Healthcare Inc. (a)	7,285	130,474
Kosan Biosciences Inc. (a)	8,700	43,587
KV Pharmaceutical Co.	9,080	259,688
Kyphon Inc. (a)	10,797	755,790
Landauer Inc.	1,980	100,901
LCA-Vision Inc.	4,805	141,219
LHC Group Inc. (a)	3,200	68,704
Lifecell Corp. (a)	7,730	290,416
Ligand Pharmaceuticals Inc. Class B	20,200	107,868
Luminex Corp. (a)	8,138	122,721
Magellan Health Services Inc. (a)	9,653	391,719
MannKind Corp. (a)	9,255	89,588
Martek Biosciences Corp. (a)	8,437	244,926
Masimo Corp. (a)	3,223	82,702

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Matria Healthcare Inc. (a)	5,178	$135,456
Maxygen Inc. (a)	5,179	35,269
Medarex Inc. (a)	29,600	419,136
Medcath Corp. (a)	2,756	75,680
Medical Action Industries Inc. (a)	4,050	95,823
Medicines Co. (a)	12,110	215,679
Medicis Pharmaceutical Corp.	12,935	394,647
Medivation Inc. (a)	5,500	110,275
Mentor Corp.	8,113	373,604
Meridian Bioscience Inc.	8,908	270,091
Merit Medical Systems Inc. (a)	6,797	88,225
Metabolix Inc. (a)	3,000	72,780
MGI Pharma Inc. (a)	19,397	538,849
Micrus Endovascular Corp. (a)	4,000	73,080
Minrad International Inc. (a)	9,500	45,505
Molina Healthcare Inc. (a)	2,729	98,981
Momenta Pharmaceuticals Inc. (a)	6,611	75,299
MWI Veterinary Supply Inc. (a)	1,700	64,175
Myriad Genetics Inc. (a)	10,770	561,655
Nabi Biopharmaceuticals (a)	15,411	62,569
Nastech Pharmaceutical Co. Inc. (a)	6,743	89,749
National Healthcare Corp.	1,573	80,836
Natus Medical Inc. (a)	5,700	90,858
Nektar Therapeutics (a)	21,699	191,602
Neurocrine Biosciences Inc. (a)	9,938	99,380
Neurogen Corp. (a)	6,300	27,972
Nighthawk Radiology Holdings Inc. (a)	5,200	127,452
Northstar Neuroscience Inc. (a)	3,600	40,176
Novacea Inc. (a)	2,200	17,622
Noven Pharmaceuticals Inc. (a)	6,441	102,605
NuVasive Inc. (a)	8,022	288,230
NxStage Medical Inc. (a)	4,100	59,409
Obagi Medical Products Inc. (a)	900	16,623
Odyssey HealthCare Inc. (a)	9,213	88,537
Omnicell Inc. (a)	8,800	251,152
Omrix Biopharmaceuticals Inc. (a)	3,600	127,116
Onyx Pharmaceuticals Inc. (a)	13,027	566,935
OraSure Technologies Inc. (a)	11,075	111,304
Orexigen Therapeutics Inc. (a)	1,337	17,662
Orthofix International NV (a)	3,700	181,189
OSI Pharmaceuticals Inc. (a)	13,500	458,865
Osiris Therapeutics Inc. (a)	2,600	33,488
Owens & Minor Inc.	9,265	352,904
Pain Therapeutics Inc. (a)	8,759	81,897
Palomar Medical Technologies Inc. (a)	4,279	121,909
Par Pharmaceutical Companies Inc. (a)	8,221	152,582
Parexel International Corp. (a)	6,867	283,401
Parkway Properties Inc.	3,645	160,890
Penwest Pharmaceutical Co. (a)	6,149	67,700
Pharmanet Development Group Inc. (a)	4,895	142,102
PharMerica Corp. (a)	6,466	96,473
Pharmion Corp. (a)	6,471	298,572
Phase Forward Inc. (a)	9,207	184,232

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PolyMedica Corp.	5,588	$293,482
Poniard Pharmaceuticals Inc. (a)	4,600	26,082
Pozen Inc. (a)	6,699	74,091
PRA International (a)	4,733	139,150
Progenics Pharmaceuticals Inc. (a)	6,169	136,397
Protalix BioTherapeutics Inc. (a)	499	17,245
PSS World Medical Inc. (a)	16,833	322,015
Psychiatric Solutions Inc. (a)	13,374	525,331
Quidel Corp. (a)	7,700	150,612
Radiation Therapy Services Inc. (a)	3,542	73,744
Regeneration Technologies Inc. (a)	7,900	84,688
Regeneron Pharmaceutical Inc. (a)	14,729	262,176
RehabCare Group Inc. (a)	3,594	63,218
Res-Care Inc. (a)	5,788	132,198
Rigel Pharmaceuticals Inc. (a)	8,299	78,260
Salix Pharmaceuticals Ltd. (a)	12,075	149,971
Santarus Inc. (a)	13,600	36,040
Savient Pharmaceuticals Inc. (a)	13,163	191,522
Sciele Pharma Inc. (a)	7,979	207,614
Seattle Genetics Inc. (a)	9,100	102,284
Sirona Dental Systems Inc. (a)	4,400	156,948
Sirtris Pharmaceuticals Inc. (a)	632	10,795
Skilled Healthcare Group Inc. Class A (a)	6,100	96,075
Somaxon Pharmaceuticals Inc. (a)	2,900	29,493
Sonic Innovations Inc. (a)	5,300	48,601
SonoSite Inc. (a)	3,969	121,134
Spectranetics Corp. (a)	8,400	113,232
Stereotaxis Inc. (a)	5,835	80,465
STERIS Corp.	15,604	426,457
Sun Healthcare Group Inc. (a)	10,900	182,139
Sunrise Senior Living Inc. (a)	10,464	370,112
SuperGen Inc. (a)	14,234	61,776
SurModics Inc. (a)	4,000	196,040
Symmetry Medical Inc. (a)	9,008	150,434
Synta Pharmaceuticals Corp. (a)	1,500	9,900
Telik Inc. (a)	13,023	37,897
Tercica Inc. (a)	6,300	39,060
Thoratec Corp. (a)	13,130	271,660
TomoTherapy Inc. (a)	2,200	51,106
TriZetto Group Inc. (a)	10,772	188,618
Trubion Pharmaceuticals Inc. (a)	1,600	19,408
United Therapeutics Corp. (a)	5,005	333,033
Valeant Pharmaceuticals
International (a)	22,000	340,560
Vanda Pharmaceuticals Inc. (a)	6,700	93,197
Varian Inc. (a)	7,735	492,023
Ventana Medical Systems Inc. (a)	6,418	551,370
ViroPharma Inc. (a)	16,200	144,180
Visicu Inc. (a)	2,900	21,982
Vital Images Inc. (a)	4,390	85,693
Vital Signs Inc.	2,324	121,173

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
VIVUS Inc. (a)	12,200	$60,512
Volcano Corp. (a)	5,100	83,844
West Pharmaceutical Services Inc.	7,549	314,491
Wright Medical Group Inc. (a)	8,645	231,859
Xenoport Inc. (a)	5,200	244,660
XOMA Ltd. (a)	29,100	99,231
Zoll Medical Corp. (a)	5,066	131,311
ZymoGenetics Inc. (a)	9,495	123,910
		42,566,748
Industrials (15.18%)
3D Systems Corp. (a)	3,272	77,285
Aaon Inc.	2,532	49,956
AAR Corp. (a)	8,603	261,015
ABM Industries Inc.	10,235	204,495
ABX Air Inc. (a)	15,111	106,986
ACCO Brands Corp. (a)	12,300	276,012
Accuride Corp. (a)	4,967	60,150
Actuant Corp. Class A	6,250	406,063
Acuity Brands Inc.	10,662	538,218
Administaff Inc.	5,399	195,984
Advisory Board Co. (a)	4,678	273,523
Aecom Technology Corp. (a)	9,032	315,488
Aerovironment Inc. (a)	1,204	27,704
Airtran Holdings Inc. (a)	20,867	205,331
Alaska Air Group Inc. (a)	9,717	224,366
Albany International Corp. Class A	6,551	245,597
Allegiant Travel Co. (a)	1,610	48,815
Altra Holdings Inc. (a)	1,800	30,006
Ambassadors International Inc.	2,500	61,325
Amerco Inc. (a)	2,688	170,580
American Commercial Lines Inc. (a)	13,000	308,490
American Ecology Corp.	3,846	81,497
American Railcar Industries Inc.	2,300	50,646
American Reprographics Co. (a)	6,521	122,073
American Science & Engineering Inc.	2,281	142,927
American Superconductor Corp. (a)	9,709	198,840
American Woodmark Corp.	3,270	81,063
Ameron International Corp.	2,152	227,617
Ampco-Pittsburgh Corp.	1,900	74,822
AMREP Corp.	500	13,400
AO Smith Corp.	4,929	216,285
Apogee Enterprises Inc.	7,136	185,108
Applied Industrial Technologies Inc.	11,149	343,724
ARGON ST Inc. (a)	3,663	72,527
Arkansas Best Corp.	5,390	176,037
Arrowhead Research Corp. (a)	7,100	35,855
Asset Acceptance Capital Corp.	4,199	48,708
Astec Industries Inc. (a)	4,214	242,094
ASV Inc. (a)	5,774	81,009
Atlas Air Worldwide Holdings Inc. (a)	3,543	182,925
AZZ Inc. (a)	2,500	87,400

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Badger Meter Inc.	2,830	$90,702
Baldor Electric Co.	10,897	435,335
Barnes Group Inc.	10,544	336,564
Barrett Business Services Inc.	1,200	28,596
Beacon Roofing Supply Inc. (a)	10,385	106,135
Belden Inc.	10,731	503,391
Blount International Inc. (a)	9,194	104,444
BlueLinx Holdings Inc.	2,335	16,438
Bowne & Co. Inc.	7,365	122,701
Brady Corp.	11,579	415,455
Briggs & Stratton Corp.	11,780	296,620
Bucyrus International Inc. Class A	8,721	636,023
Builders Firstsource Inc. (a)	4,100	44,198
Cascade Corp.	2,662	173,483
Casella Waste Systems Inc. (a)	5,945	74,550
CBIZ Inc. (a)	14,036	111,586
CDI Corp.	3,305	92,143
Celadon Group Inc. (a)	6,500	76,505
Cenveo Inc. (a)	12,571	271,911
Ceradyne Inc. (a)	6,420	486,251
Chart Industries Inc. (a)	3,600	115,776
CIRCOR International Inc.	3,721	168,971
Clarcor Inc.	12,267	419,654
Clean Harbors Inc. (a)	4,035	179,638
Coinstar Inc. (a)	7,168	230,595
Coleman Cable Inc. (a)	2,200	30,448
Columbus McKinnon Corp. (a)	4,700	116,983
Comfort Systems USA Inc.	8,973	127,417
Commercial Vehicle Group Inc. (a)	5,559	71,322
CompX International Inc.	818	16,016
COMSYS IT Partners Inc. (a)	4,145	69,677
Consolidated Graphics Inc. (a)	2,701	169,596
Cornell Co. Inc. (a)	3,200	75,360
CoStar Group Inc. (a)	4,388	234,539
CPI Corp.	1,100	42,372
CRA International Inc. (a)	3,015	145,293
Cubic Corp.	3,265	137,685
Curtiss-Wright Corp.	11,028	523,830
Deluxe Corp.	12,300	453,132
DeVry Inc.	14,959	553,633
Diamond Management & Technology Consultants Inc.	7,559	69,543
Dollar Thrifty Automotive Group Inc. (a)	5,712	198,149
Dycom Industries Inc. (a)	9,933	304,248
Dynamex Inc. (a)	3,104	79,524
Dynamic Materials Corp.	3,154	151,045
DynCorp International Inc. (a)	6,600	152,526
Eagle Bulk Shipping Inc.	9,300	239,382
EDO Corp.	4,164	233,226
Electro Rent Corp.	3,606	50,520
EMCOR Group Inc. (a)	14,612	458,232
Encore Wire Corp.	5,795	145,628
Energy Conversion Devices Inc. (a)	9,214	209,342

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
EnerSys (a)	6,023	$107,029
Ennis Inc.	6,632	146,169
EnPro Industries Inc. (a)	5,448	221,189
ESCO Technologies Inc. (a)	6,010	199,772
Esterline Technologies Corp. (a)	5,848	333,628
Evergreen Solar Inc. (a)	21,670	193,513
Exponent Inc. (a)	4,326	108,539
ExpressJet Holdings Inc. (a)	11,911	36,805
Federal Signal Corp.	10,434	160,266
First Advantage Corp. Class A (a)	2,001	35,358
Flow International Corp. (a)	8,000	70,560
Force Protection Inc. (a)	16,600	359,556
Forward Air Corp.	7,208	214,654
Franklin Electric Co. Inc.	5,098	209,579
Freightcar America Inc.	3,160	120,712
FTI Consulting Inc. (a)	9,962	501,188
Fuel Tech Inc. (a)	4,500	99,405
FuelCell Energy Inc. (a)	17,310	154,751
G&K Services Inc. Class A	4,780	192,156
Gehl Co. (a)	2,679	59,822
Genco Shipping & Trading Ltd.	3,900	255,567
GenCorp Inc. (a)	14,026	167,751
Genesee & Wyoming Inc. (a)	7,988	230,374
Genlyte Group Inc. (a)	7,044	452,647
Geo Group Inc. (a)	12,080	357,689
GeoEye Inc. (a)	3,600	92,700
Global Cash Access Holdings Inc. (a)	9,700	102,723
Goodman Global Inc. (a)	8,400	200,592
GrafTech International Ltd. (a)	23,227	414,370
Granite Construction Inc.	8,405	445,633
Great Lakes Dredge & Dock Co. (a)	2,900	25,404
Greenbrier Companies Inc.	3,507	93,672
Griffon Corp. (a)	6,697	101,125
H&E Equipment Services Inc. (a)	3,800	68,324
Hardinge Inc.	2,900	101,007
Healthcare Services Group Inc.	10,491	212,653
Heartland Express Inc.	15,226	217,427
Heico Corp.	5,778	285,202
Heidrick & Struggles International Inc. (a)	4,512	164,462
Herman Miller Inc.	15,800	428,812
Hexcel Corp. (a)	22,774	517,198
Horizon Lines Inc.	7,600	232,028
Houston Wire & Cable Co.	3,700	67,007
Hub Group Inc. (a)	9,774	293,513
Hudson Highland Group Inc. (a)	6,446	82,058
Hurco Companies Inc. (a)	1,500	81,090
Huron Consulting Group Inc. (a)	4,436	322,142
ICT Group Inc. (a)	2,100	28,161
IHS Inc. (a)	7,200	406,728
II-VI Inc. (a)	5,298	182,940
IKON Office Solutions Inc.	26,089	335,244
Innerworkings Inc. (a)	4,752	81,877

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Innovative Solutions & Support Inc. (a)	3,416	$64,802
Insituform Technologies Inc. (a)	6,256	95,279
Insteel Industries Inc.	4,900	75,215
Integrated Electrical Services Inc. (a)	3,400	87,074
Interface Inc.	13,905	250,985
Interline Brands Inc. (a)	6,939	159,528
Ionatron Inc. (a)	8,195	28,109
Jackson Hewitt Tax Service Inc.	7,692	215,068
Jetblue Airways Corp. (a)	41,500	382,630
Kadant Inc. (a)	3,558	99,624
Kaman Corp.	5,646	195,126
Kaydon Corp.	6,732	349,997
Kelly Services Inc. Class A	5,416	107,291
Kenexa Corp. (a)	6,200	190,836
Kforce Inc. (a)	7,126	91,640
Knight Transportation Inc.	13,796	237,429
Knoll Inc.	11,444	203,017
Korn/Ferry International (a)	10,633	175,551
L.B. Foster Co. (a)	2,900	126,034
Labor Ready Inc. (a)	11,110	205,646
Ladish Co. Inc. (a)	3,400	188,632
Lamson & Sessions Co. (a)	3,400	91,664
Lawson Products Inc.	711	24,750
Layne Christensen Co. (a)	3,626	201,170
LECG Corp. (a)	6,628	98,757
Lindsay Corp.	2,998	131,252
LSI Industries Inc.	5,290	108,551
M & F Worldwide Corp. (a)	2,764	138,725
Marten Transport Ltd. (a)	4,159	64,090
MasTec Inc. (a)	9,381	131,991
McGrath Rentcorp	5,440	180,826
Medis Technologies Ltd. (a)	5,694	74,022
Mercury Computer Systems Inc. (a)	5,670	58,288
Michael Baker Corp. (a)	2,100	102,921
Middleby Corp. (a)	3,234	208,722
Midwest Air Group Inc. (a)	6,400	105,280
Miller Industries Inc. (a)	2,500	42,800
Mine Safety Appliances Co.	7,318	344,751
Mobile Mini Inc. (a)	8,694	210,047
Moog Inc. (a)	9,243	406,137
MTC Technologies Inc. (a)	2,214	42,752
Mueller Industries Inc.	9,511	343,728
Mueller Water Products Inc.	27,800	344,442
Multi-Color Corp.	1,350	30,807
NACCO Industries Inc.	1,236	127,901
Navigant Consulting Inc. (a)	11,348	143,666
NCI Building Systems Inc. (a)	4,732	204,470
Nordson Corp.	7,672	385,211
Nuco2 Inc. (a)	3,961	101,956
Odyssey Marine Exploration Inc. (a)	10,900	67,471
Old Dominion Freight Line Inc. (a)	6,575	157,603
On Assignment Inc. (a)	9,100	84,994
Orbital Sciences Corp. (a)	13,666	303,932

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Pacer International Inc.	8,805	$167,735
Park-Ohio Holdings Corp. (a)	1,500	38,925
Patriot Transportation Holding Inc. (a)	200	19,668
PeopleSupport Inc. (a)	6,100	72,956
Perini Corp. (a)	6,218	347,773
PGT Inc. (a)	3,700	29,341
PHH Corp. (a)	12,402	325,925
PICO Holdings Inc. (a)	3,347	139,068
Pike Electric Corp. (a)	3,800	71,288
Pinnacle Airlines Corp. (a)	5,200	83,304
Polypore International, Inc. (a)	3,600	50,616
Portfolio Recovery Associates Inc.	3,983	211,378
Powell Industries Inc. (a)	1,535	58,161
Power-One Inc. (a)	16,208	82,661
Preformed Line Products Co.	400	20,808
Raven Industries Inc.	4,192	167,890
RBC Bearings Inc. (a)	5,100	195,585
Regal-Beloit Corp.	7,622	365,018
Republic Airways Holdings Inc. (a)	9,232	195,441
Resources Connection Inc.	11,583	268,146
Robbins & Myers Inc.	3,329	190,718
Rollins Inc.	5,995	160,007
RSC Holdings Inc. (a)	4,300	70,520
Rush Enterprises Inc. Class A (a)	5,712	144,799
Saia Inc. (a)	3,635	60,087
SAIC Inc. (a)	27,100	520,049
Schawk Inc.	3,882	87,617
School Specialty Inc. (a)	5,564	192,681
Sequa Corp. Class A (a)	1,571	260,440
Simpson Manufacturing Co. Inc.	8,757	278,910
SkyWest Inc.	16,021	403,249
Spherion Corp. (a)	13,893	114,756
Standard Parking Corp. (a)	900	35,811
Standard Register Co.	3,596	45,705
Standex International Corp.	2,827	58,462
Stanley Inc. (a)	1,330	36,642
Sun Hydraulics Corp.	3,000	95,400
Superior Essex Inc. (a)	5,149	191,955
TAL International Group Inc.	3,400	85,238
Taleo Corp. (a)	4,400	111,804
Taser International Inc. (a)	14,892	233,655
TBS International Ltd. Class A (a)	1,500	61,875
Team Inc. (a)	3,600	98,568
Tecumseh Products Co. (a)	4,237	81,562
Teledyne Technologies Inc. (a)	8,559	456,965
TeleTech Holdings Inc. (a)	10,205	244,002
Tennant Co.	4,576	222,851
Tetra Tech Inc. (a)	13,851	292,533
The Gormann-Rupp Co.	2,230	73,947
The Providence Service Corp. (a)	3,099	90,987
Titan International Inc.	5,378	171,666
TransDigm Group Inc. (a)	2,554	116,743
Tredegar Corp.	8,099	139,708

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Trex Co. Inc. (a)	3,134	$34,850
TriMas Corp. (a)	2,600	34,502
Triumph Group Inc.	3,882	317,198
TurboChef Technologies Inc. (a)	5,330	70,356
Twin Disc Inc.	1,300	75,660
UAP Holding Corp.	12,121	380,115
Ultrapetrol Bahamas Ltd. (a)	3,200	53,152
United Industrial Corp.	2,265	170,464
United Stationers Inc. (a)	6,954	386,086
Universal Forest Products Inc.	4,010	119,899
Universal Truckload Services Inc. (a)	1,100	24,156
Valmont Industries Inc.	4,532	384,540
Viad Corp.	5,162	185,832
Vicor Corp.	3,808	46,153
Volt Information Sciences Inc. (a)	3,103	54,737
Wabash National Corp.	8,051	90,896
Wabtec Corp.	11,441	428,580
Walter Industries Inc.	12,000	322,800
Washington Group International Inc. (a)	6,972	612,211
Waste Connections Inc. (a)	16,240	515,782
Waste Industries USA Inc.	1,400	40,068
Waste Services Inc. (a)	6,057	58,813
Watsco Inc.	5,499	255,319
Watson Wyatt Worldwide Inc.	10,033	450,883
Watts Water Technologies Inc.	7,524	230,987
Werner Enterprises Inc.	11,126	190,811
Williams Scotsman International Inc. (a)	7,200	199,512
Woodward Governor Co.	7,355	458,952
Xerium Technologies Inc.	3,492	18,857
		51,068,010
Information Technology (17.20%)
3Com Corp. (a)	91,971	454,337
ACI Worldwide Inc. (a)	9,016	201,508
Acme Packet Inc. (a)	4,600	70,932
Actel Corp. (a)	6,637	71,215
Actuate Corp. (a)	12,900	83,205
Adaptec Inc. (a)	27,524	105,142
Adtran Inc.	14,052	323,618
Advanced Analogic Technologies Inc. (a)	10,300	109,592
Advanced Energy Industries Inc. (a)	9,133	137,908
Advent Software Inc. (a)	5,005	235,085
Agilysys Inc.	7,360	124,384
Airvana Inc. (a)	611	3,697
AMIS Holdings Inc. (a)	14,650	142,251
Amkor Technology Inc. (a)	24,964	287,585
ANADIGICS Inc. (a)	13,700	247,696
Anaren Inc. (a)	4,446	62,689
Andrew Corp. (a)	37,200	515,220
Anixter International Inc. (a)	7,396	609,800

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ansoft Corp. (a)	4,084	$134,690
Ansys Inc. (a)	17,944	613,146
Applied Micro Circuits Corp. (a)	67,450	213,142
Ariba Inc. (a)	19,194	206,911
Arris Group Inc. (a)	25,393	313,604
Art Technology Group Inc. (a)	34,300	103,586
AsiaInfo Holdings Inc. (a)	8,500	77,010
Aspen Technology Inc. (a)	21,320	305,302
Asyst Technologies Inc. (a)	12,175	64,406
Atheros Communications (a)	13,123	393,296
ATMI Inc. (a)	8,888	264,418
AuthenTec Inc. (a)	318	3,180
Authorize.Net Holdings Inc. (a)	7,350	129,580
Avanex Corp. (a)	49,000	80,360
Avid Technology Inc. (a)	9,900	268,092
Avocent Corp. (a)	12,032	350,372
Axcelis Technologies Inc. (a)	25,786	131,766
Bankrate Inc. (a)	2,583	119,128
BearingPoint Inc. (a)	46,422	188,009
Bel Fuse Inc.	2,770	96,008
Benchmark Electronics Inc. (a)	16,577	395,693
BigBand Networks Inc. (a)	2,444	15,642
Black Box Corp.	4,455	190,496
Blackbaud Inc.	10,911	275,394
Blackboard Inc. (a)	6,591	302,131
BladeLogic Inc. (a)	1,400	35,896
Blue Coat Systems Inc. (a)	3,239	255,104
Borland Software Corp. (a)	20,101	87,439
Bottomline Technologies Inc. (a)	4,431	55,520
Brightpoint Inc. (a)	12,161	182,537
Brooks Automation Inc. (a)	17,749	252,746
C-COR Inc. (a)	12,269	140,971
Cabot Microelectronics Corp. (a)	5,861	250,558
CACI International Inc. (a)	7,200	367,848
Cass Information Systems Inc.	1,050	37,559
Cavium Networks Inc. (a)	1,161	37,733
Checkpoint Systems Inc. (a)	9,209	243,026
Chordiant Software Inc. (a)	8,560	118,642
Ciber Inc. (a)	11,343	88,589
Cirrus Logic Inc. (a)	22,497	143,981
CMGI Inc. (a)	114,956	156,340
CNET Networks Inc. (a)	36,483	271,798
Cogent Inc. (a)	10,371	162,617
Cognex Corp.	11,561	205,323
Coherent Inc. (a)	7,450	238,996
Cohu Inc.	6,008	112,650
Commvault Systems Inc. (a)	9,188	170,162
comScore Inc. (a)	1,428	38,556
Comtech Group Inc. (a)	4,100	74,661
Comtech Telecommunications Corp. (a)	5,497	294,035
Comverge Inc. (a)	928	30,494
Concur Technologies Inc. (a)	8,497	267,825
Conexant Systems Inc. (a)	111,660	133,992

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CPI International Inc. (a)	1,100	$20,911
Cray Inc. (a)	8,700	62,640
Credence Systems Corp. (a)	25,841	79,849
CSG Systems International Inc. (a)	11,165	237,256
CTS Corp.	7,641	98,569
CyberSource Corp. (a)	7,929	92,690
Cymer Inc. (a)	8,576	329,233
Daktronics Inc.	7,552	205,565
Data Domain Inc. (a)	2,100	64,995
DealerTrack Holdings Inc. (a)	7,600	318,288
DemandTec Inc. (a)	619	8,449
Dice Holdings Inc. (a)	4,018	41,305
Digi International Inc. (a)	6,648	94,668
Digital River Inc. (a)	9,711	434,567
Diodes Inc. (a)	7,489	240,397
Ditech Networks Inc. (a)	8,077	42,566
DivX Inc. (a)	5,000	74,350
Double-Take Software Inc. (a)	2,600	49,686
DSP Group Inc. (a)	7,724	122,271
DTS Inc. (a)	4,884	148,327
Eagle Test Systems Inc. (a)	2,100	26,922
Earthlink Inc. (a)	29,432	233,101
Echelon Corp. (a)	7,144	178,671
Electro Scientific Industries Inc. (a)	6,738	161,442
Electronics for Imaging Inc. (a)	13,608	365,511
EMS Technologies Inc. (a)	4,200	103,026
Emulex Corp. (a)	19,888	381,253
EnerNOC Inc. (a)	630	24,053
Entegris Inc. (a)	27,693	240,375
Epicor Software Corp. (a)	13,014	179,203
EPIQ Systems Inc. (a)	6,990	131,552
Equinix Inc. (a)	7,517	666,683
Euronet Worldwide Inc. (a)	11,081	329,881
Exar Corp. (a)	8,467	110,579
Excel Technology Inc. (a)	3,446	85,978
Exlservice Holdings Inc. (a)	4,865	103,430
Extreme Networks Inc. (a)	30,464	116,982
FalconStor Software Inc. (a)	8,916	107,438
FARO Technologies Inc. (a)	3,200	141,280
FEI Co. (a)	8,186	257,286
Finisar Corp. (a)	61,575	172,410
Flir Systems Inc. (a)	16,000	886,240
Formfactor Inc. (a)	11,069	491,132
Forrester Research Inc. (a)	3,052	71,936
Foundry Networks Inc. (a)	34,754	617,579
Gartner Inc. (a)	17,051	417,067
Gateway Inc. (a)	71,090	133,649
Genesis Microchip Inc. (a)	8,307	65,127
Gerber Scientific Inc. (a)	4,500	48,825
Gevity HR Inc.	6,578	67,424
Glu Mobile Inc. (a)	1,700	15,419
Greenfield Online Inc. (a)	5,900	89,975
Harmonic Inc. (a)	19,254	204,285

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Harris Stratex Networks Inc. Class A (a)	5,750	$100,452
Heartland Payment Systems Inc.	3,300	84,810
Hittite Microwave Corp. (a)	3,600	158,940
Hughes Communications Inc. (a)	1,300	67,405
Hutchinson Technology Inc. (a)	6,528	160,589
Hypercom Corp. (a)	13,541	61,205
i2 Technologies Inc. (a)	4,100	62,525
iBasis Inc. (a)	7,000	75,250
iGate Corp. (a)	6,126	52,500
Imation Corp.	8,159	200,140
Imergent Inc.	3,200	71,776
Immersion Corp. (a)	6,900	113,022
Infinera Corp. (a)	3,897	78,525
Informatica Corp. (a)	21,108	331,396
Infospace Inc.	7,635	134,071
InfoUSA Inc.	6,625	61,546
Integral Systems Inc.	2,103	45,193
Interactive Intelligence Inc. (a)	2,700	51,300
InterDigital Inc. (a)	11,330	235,437
Intermec Inc. (a)	13,947	364,296
Internap Network Services Corp. (a)	11,190	158,562
Internet Capital Group Inc. (a)	10,321	123,852
InterVoice Inc. (a)	9,677	90,867
Interwoven Inc. (a)	9,661	137,476
Intevac Inc. (a)	5,532	84,086
iPass Inc. (a)	14,828	62,278
IPG Photonics Corp. (a)	2,526	49,661
Isilon Systems Inc. (a)	1,541	11,866
Itron Inc. (a)	7,209	670,942
Ixia (a)	9,203	80,250
IXYS Corp. (a)	5,114	53,339
j2 Global Communications Inc. (a)	11,616	380,192
Jack Henry & Associates Inc.	19,596	506,753
JDA Software Group Inc. (a)	6,932	143,215
Kemet Corp. (a)	20,096	147,706
Keynote Systems Inc. (a)	2,900	39,817
Kulicke & Soffa Industries Inc. (a)	15,228	129,133
L-1 Identity Solutions Inc. (a)	14,147	266,671
Lattice Semiconductor Corp. (a)	28,293	127,036
Lawson Software Inc. (a)	31,084	311,151
Limelight Networks Inc. (a)	4,379	38,448
Lionbridge Technologies Inc. (a)	14,692	58,621
Liquidity Services Inc. (a)	2,200	24,178
Littelfuse Inc. (a)	5,837	208,323
LivePerson Inc. (a)	7,500	46,200
LoJack Corp. (a)	4,914	93,169
LoopNet Inc. (a)	6,600	135,564
Loral Space & Communications Inc. (a)	2,600	103,350
LTX Corp. (a)	15,869	56,652
Macrovision Corp. (a)	12,654	311,668
Magma Design Automation Inc. (a)	9,869	138,857
Manhattan Associates Inc. (a)	7,005	192,007
ManTech International Corp. (a)	4,637	166,839

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Marchex Inc. Class B	6,172	$58,696
Mattson Technology Inc. (a)	12,652	109,440
MAXIMUS Inc.	4,913	214,109
Measurement Specialties Inc. (a)	3,000	83,700
Mentor Graphics Corp. (a)	19,826	299,373
Mercadolibre Inc. (a)	3,800	137,788
Methode Electronics Inc.	9,667	145,488
Micrel Inc.	14,695	158,706
MICROS Systems Inc. (a)	9,808	638,207
Microsemi Corp. (a)	17,716	493,922
MicroStrategy Inc. (a)	2,225	176,531
Microtune Inc. (a)	12,977	78,122
Midway Games Inc. (a)	7,523	32,800
MIPS Technologies Inc. (a)	10,820	85,478
MKS Instruments Inc. (a)	11,578	220,214
Monolithic Power Systems Inc. (a)	5,025	127,635
Monotype Imaging Holdings Inc. (a)	2,600	32,708
MPS Group Inc. (a)	24,525	273,454
MRV Communications Inc. (a)	32,288	80,074
MSC.Software Corp. (a)	9,500	129,390
MTS Systems Corp.	4,457	185,411
Multi-Fineline Electronix Inc. (a)	2,234	33,130
Ness Technologies Inc. (a)	7,505	81,955
Net 1 UEPS Technologies Inc. (a)	10,500	285,285
Netezza Corp. (a)	395	4,941
Netgear Inc. (a)	7,948	241,778
Netlogic Microsystems Inc. (a)	4,044	146,029
Network Equipment Technologies Inc. (a)	5,500	79,750
Newport Corp. (a)	9,418	143,436
Nextwave Wireless Inc. (a)	5,400	30,888
NIC Inc.	7,606	52,786
Novatel Wireless Inc. (a)	7,280	164,892
Nuance Communications Inc. (a)	32,140	620,623
Omniture Inc. (a)	7,200	218,304
Omnivision Technologies Inc. (a)	12,480	283,670
ON Semiconductor Corp. (a)	58,937	740,249
On2 Technologies Inc. (a)	29,000	33,640
Online Resources Corp. (a)	7,318	92,500
OpenTV Corp. Class A (a)	18,400	27,232
Openwave Systems Inc.	19,752	86,514
Oplink Communications Inc. (a)	4,611	62,986
OpNext Inc. (a)	4,672	54,195
Optium Corp. (a)	2,215	22,992
Orbcomm Inc. (a)	5,700	42,921
OSI Systems Inc. (a)	4,065	91,503
OYO Geospace Corp. (a)	1,000	92,710
Packeteer Inc. (a)	8,494	64,554
Palm Inc. (a)	24,076	391,717
Parametric Technology Corp. (a)	27,294	475,461
Park Electrochemical Corp.	5,188	174,213
PC Connection Inc. (a)	2,900	36,250
PDF Solutions Inc. (a)	5,699	56,306

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Pegasystems Inc.	2,200	$26,180
Perficient Inc. (a)	7,500	164,025
Pericom Semiconductor Corp. (a)	7,309	85,661
Perot Systems Corp. (a)	21,715	367,201
Photronics Inc. (a)	10,872	124,050
Plantronics Inc.	10,938	312,280
Plexus Corp. (a)	11,133	305,044
PLX Technology Inc. (a)	6,211	67,079
PMC-Sierra Inc. (a)	49,700	416,983
Polycom Inc. (a)	22,023	591,538
Powerwave Technologies Inc. (a)	31,136	191,798
Progress Software Corp. (a)	9,835	298,000
Pros Holdings Inc. (a)	700	8,449
QAD Inc.	2,454	21,252
Quality Systems Inc.	3,668	134,359
Quantum Corp. (a)	43,540	148,036
Quest Software Inc. (a)	17,198	295,118
Rackable Systems Inc. (a)	6,800	88,196
Radiant Systems Inc. (a)	6,614	104,700
Radisys Corp. (a)	5,229	65,101
RealNetworks Inc. (a)	24,379	165,290
Renaissance Learning Inc.	1,792	21,665
RF Micro Devices Inc. (a)	44,720	300,966
RightNow Technologies Inc. (a)	3,694	59,436
Rimage Corp. (a)	2,000	44,880
Rofin-Sinar Technologies Inc. (a)	3,967	278,523
Rogers Corp. (a)	4,065	167,437
Rudolph Technologies Inc. (a)	6,317	87,364
S1 Corp. (a)	14,644	132,528
Safeguard Scientifics Inc. (a)	25,000	57,250
Sapient Corp. (a)	19,608	131,570
SAVVIS Inc. (a)	6,800	263,704
Scansource Inc. (a)	6,552	184,177
SeaChange International Inc. (a)	5,800	40,136
Secure Computing Corp. (a)	12,508	121,703
Semitool Inc. (a)	5,645	54,756
Semtech Corp. (a)	15,022	307,651
ShoreTel Inc. (a)	1,239	17,742
SI International Inc. (a)	3,481	99,452
Sigma Designs Inc. (a)	5,800	279,792
Silicon Graphics Inc. (a)	1,200	23,700
Silicon Image Inc. (a)	20,073	103,376
Silicon Storage Technology Inc. (a)	23,984	77,228
Sirenza Microdevices Inc. (a)	8,700	150,423
SiRF Technology Holdings Inc. (a)	12,238	261,281
Skyworks Solutions Inc. (a)	37,767	341,414
Smart Modular Technologies Inc. (a)	11,300	80,795
Smith Micro Software Inc. (a)	7,700	123,662
Sohu.com Inc. (a)	6,204	233,953
Solera Holdings Inc. (a)	5,600	100,744
Sonic Solutions (a)	6,309	66,055
SonicWALL Inc. (a)	15,466	135,018
Sonus Networks Inc. (a)	60,406	368,477

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
SourceForge Inc. (a)	18,000	$44,100
Spansion Inc. Class A (a)	20,600	174,070
SPSS Inc. (a)	4,758	195,744
SRA International Inc. (a)	9,200	258,336
Standard Microsystems Corp. (a)	5,432	208,697
Starent Networks Corp. (a)	2,927	61,789
STEC Inc. (a)	8,700	66,381
Stratasys Inc. (a)	5,214	143,698
Super Micro Computer Inc. (a)	1,407	13,732
Supertex Inc. (a)	2,980	118,842
Switch & Data Facilities Co. (a)	2,474	40,301
Sybase Inc. (a)	21,300	492,669
Sycamore Networks Inc. (a)	44,474	181,009
Sykes Enterprises Inc. (a)	7,569	125,721
Symmetricom Inc. (a)	11,346	53,326
Synaptics Inc. (a)	6,516	311,204
Synchronoss Technologies Inc. (a)	4,100	172,446
SYNNEX Corp. (a)	3,305	67,951
Syntel Inc.	2,605	108,316
Take-Two Interactive Software Inc. (a)	17,000	290,360
Technitrol Inc.	10,180	274,351
TechTarget (a)	1,226	20,719
Techwell Inc. (a)	4,200	44,604
Tekelec (a)	14,437	174,688
Terremark Worldwide Inc. (a)	11,058	79,286
Tessera Technologies Inc. (a)	11,072	415,200
The Knot Inc. (a)	7,000	148,820
TheStreet.com Inc.	4,700	56,917
THQ Inc. (a)	15,509	387,415
TIBCO Software Inc. (a)	49,820	368,170
TNS Inc.	7,005	112,500
Travelzoo Inc. (a)	2,034	46,680
Trident Microsystems Inc. (a)	13,584	215,850
TriQuint Semiconductor Inc. (a)	35,109	172,385
TTM Technologies Inc. (a)	9,960	115,237
Tyler Technologies Inc. (a)	8,090	108,001
Ultimate Software Group Inc. (a)	5,833	203,572
Ultra Clean Holdings Inc. (a)	5,200	76,440
Ultratech Inc. (a)	6,479	89,799
Unica Corp. (a)	1,800	20,214
United Online Inc.	15,237	228,707
Universal Display Corp. (a)	5,433	96,273
UTStarcom Inc. (a)	25,343	92,755
ValueClick Inc. (a)	23,440	526,462
VASCO Data Security International Inc. (a)	6,702	236,648
Veeco Instruments Inc. (a)	8,202	158,955
ViaSat Inc. (a)	5,764	177,704
Vignette Corp. (a)	7,730	155,141
Virtusa Corp. (a)	1,100	16,500
Visual Sciences Inc. (a)	5,333	77,009
Vocus Inc. (a)	3,400	99,416

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Volterra Semiconductor Corp. (a)	4,721	$57,974
Websense Inc. (a)	10,502	207,204
Wind River Systems Inc. (a)	19,054	224,266
Wright Express Corp. (a)	9,983	364,280
X-Rite Inc.	6,166	89,037
Zoran Corp. (a)	11,494	232,179
Zygo Corp. (a)	4,500	58,635
		57,878,766
Materials (5.14%)
A. Schulman Inc.	7,060	139,294
AEP Industries Inc. (a)	1,400	59,276
AM Castle & Co.	2,389	77,881
AMCOL International Corp.	5,644	186,760
American Vanguard Corp.	3,613	70,526
Apex Silver Mines Ltd. (a)	14,500	282,025
AptarGroup Inc.	16,500	624,855
Arch Chemicals Inc.	6,082	285,124
Balchem Corp.	3,592	73,313
Bowater Inc.	13,075	195,079
Brush Engineered Materials Inc. (a)	4,852	251,770
Buckeye Technologies Inc. (a)	8,274	125,268
Calgon Carbon Corp. (a)	10,752	150,098
Cambrex Corp.	7,781	84,735
Century Aluminum Co. (a)	6,983	367,655
CF Industries Holdings Inc.	13,200	1,002,012
Chesapeake Corp.	4,594	38,865
Claymont Steel Holdings Inc. (a)	1,700	34,425
Coeur d’Alene Mines Corp. (a)	65,375	247,771
Compass Minerals International Inc.	7,950	270,618
Deltic Timber Corp.	2,730	155,392
Ferro Corp.	10,340	206,593
Flotek Industries Inc. (a)	4,600	203,090
Georgia Gulf Corp.	8,211	114,133
Gibraltar Industries Inc.	6,182	114,367
Glatfelter	10,596	157,245
Graphic Packaging Corp. (a)	14,160	64,003
Greif Inc.	7,792	472,819
Haynes International Inc. (a)	2,700	230,499
HB Fuller Co.	13,814	410,000
Headwaters Inc. (a)	9,401	139,887
Hecla Mining Co. (a)	28,691	256,784
Hercules Inc.	27,891	586,269
Idaho General Mines Inc. (a)	12,700	84,328
Innophos Holdings Inc.	4,200	64,008
Innospec Inc.	6,212	141,509
Kaiser Aluminum Corp.	3,500	246,995
Koppers Holdings Inc.	3,800	146,718
Kronos Worldwide Inc.	710	13,405
Landec Corp. (a)	4,300	66,478
LSB Industries Inc. (a)	4,000	94,600
Mercer International Inc.-SBI (a)	8,744	82,631

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Metal Management Inc.	6,094	$330,295
Minerals Technologies Inc.	4,609	308,803
Myers Industries Inc.	6,045	119,812
Neenah Paper Inc.	3,984	131,831
NewMarket Corp.	3,593	177,422
NL Industries Inc.	1,843	20,881
Northwest Pipe Co. (a)	1,700	64,294
Olin Corp.	17,608	394,067
Olympic Steel Inc.	2,400	65,184
OM Group Inc. (a)	6,969	368,033
PolyOne Corp. (a)	23,048	172,169
Potlatch Corp.	9,234	415,807
Quanex Corp.	8,841	415,350
Rock-Tenn Co. Class A	8,518	246,170
Rockwood Holdings Inc. (a)	8,574	307,206
Royal Gold Inc.	5,631	184,415
RTI International Metals Inc. (a)	5,379	426,340
Ryerson Inc.	6,136	207,029
Schnitzer Steel Industries Inc.	5,184	379,935
Schweitzer-Mauduit International Inc.	3,630	84,579
Senomyx Inc. (a)	7,860	96,285
Sensient Technology Corp.	10,544	304,405
ShengdaTech Inc. (a)	5,000	30,150
Silgan Holdings Inc.	5,986	321,747
Spartech Corp.	8,304	141,666
Stepan Co.	1,151	35,577
Stillwater Mining Co. (a)	9,999	102,890
Symyx Technologies Inc. (a)	8,469	73,596
Terra Industries Inc. (a)	22,179	693,316
Texas Industries Inc.	6,550	514,175
Tronox Inc. Class B	10,300	93,009
U.S. Gold Corp. (a)	12,600	79,002
Universal Stainless & Alloy Products Inc. (a)	1,800	71,622
US Concrete Inc. (a)	9,300	61,287
Wausau Paper Corp.	11,826	131,860
Wheeling-Pittsburgh Corp. (a)	3,527	68,071
Worthington Industries Inc.	16,467	387,963
WR Grace & Co. (a)	16,376	439,859
Zoltek Companies Inc. (a)	5,005	218,368

		17,303,573

Telecommunication Services (1.51%)
Alaska Communications Systems Group Inc.	10,979	158,647
Aruba Networks Inc. (a)	1,500	30,000
Atlantic Tele-Network Inc.	1,800	65,430
Cbeyond Inc. (a)	5,200	212,108
Centennial Communications Corp. (a)	6,728	68,087
Cincinnati Bell Inc. (a)	61,385	303,242
Cogent Communications Group Inc. (a)	12,200	284,748

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Consolidated Communications Holdings Inc.	4,800	$94,128
Dobson Communications Corp. (a)	34,892	446,269
FairPoint Communications Inc.	8,040	151,634
FiberTower Corp. (a)	27,600	105,984
General Communication Inc. Class A (a)	13,682	166,099
Global Crossing Ltd. (a)	6,100	128,588
Globalstar Inc. (a)	4,395	32,215
Golden Telecom Inc.	4,024	323,892
ICO Global Communications Holdings Ltd. (a)	22,500	78,300
IDT Corp. Class B	12,063	100,967
InPhonic Inc. (a)	6,505	17,889
Iowa Telecommunications Services Inc.	8,097	160,725
iPCS Inc.	4,000	137,560
North Pittsburgh Systems Inc.	3,085	73,300
NTELOS Holdings Corp.	6,100	179,706
Paetec Holding Corp. (a)	17,826	222,290
Premiere Global Services Inc. (a)	18,240	230,736
Rural Cellular Corp. Class A (a)	3,100	134,850
Shenandoah Telecommunications Co.	4,638	100,923
SureWest Communications	3,362	84,084
Syniverse Holdings Inc. (a)	5,690	90,471
Time Warner Telecom Inc. (a)	35,016	769,301
USA Mobility Inc. (a)	6,049	102,047
Vonage Holdings Corp. (a)	12,900	13,287

		5,067,507

Utilities (2.66%)
Allete Inc.	6,186	276,885
American States Water Co.	4,978	194,142
Aquila Inc. (a)	92,744	371,903
Avista Corp.	11,906	242,287
Black Hills Corp.	9,089	372,831
Cadiz Inc. (a)	2,300	43,470
California Water Service Group	4,304	165,661
Central Vermont Public Service Corp.	2,000	73,080
CH Energy Group Inc.	3,926	187,663
Cleco Corp.	14,184	358,430
Consolidated Water Co. Ltd.	2,900	87,058
El Paso Electric Co. (a)	11,032	255,170
Empire District Electric Co.	7,130	161,067
EnergySouth Inc.	1,312	66,151
Idacorp Inc.	10,455	342,297
ITC Holdings Corp.	10,400	515,320
Laclede Group Inc.	4,688	151,329
MGE Energy Inc.	4,359	145,765
New Jersey Resources Corp.	6,540	324,319
Nicor Inc.	10,824	464,349
Northwest Natural Gas Co.	6,173	282,106
NorthWestern Corp.	9,523	258,740
Ormat Technologies Inc.	2,900	134,386

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities (Cont.)
Otter Tail Corp.	6,466	$230,513
Piedmont Natural Gas Co. Inc.	19,200	481,728
PNM Resources Inc.	19,270	448,605
Portland General Electric Co.	6,700	186,260
SEMCO Energy Inc. (a)	6,500	51,285
SJW Corp.	3,348	114,301
South Jersey Industries Inc.	6,550	227,940
Southwest Gas Corp.	10,224	289,237
Southwest Water Co.	6,615	83,547
UIL Holdings Corp.	6,258	197,127
Unisource Energy Corp.	7,811	233,471
Westar Energy Inc.	21,700	532,952
WGL Holdings Inc.	11,900	403,291

		8,954,666

Total Common Stocks
(cost $268,389,672)		326,993,790

Short-term Investments (3.00%)
JPMorgan Prime Money Market Fund	9,413,154	9,413,154
U.S. Treasury Bill, (b) 4.570%, 01/17/2008	$680,000	672,376

Total Short-term Investments
(cost $10,083,429)		10,085,530

TOTAL INVESTMENTS (100.17%)
(cost $278,473,101)		337,079,320
LIABILITIES, NET OF OTHER ASSETS (-0.17%)		(560,498)

NET ASSETS (100.00%)		$336,518,822

(a)	Non-income producing security.

(b)	At September 30, 2007, this security has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (98.10%)
Australia (6.52%)
ABC Learning Centres Ltd.	5,509	$32,117
AGL Energy Ltd.	8,050	113,362
Alumina Ltd.	24,149	153,000
Amcor Ltd.	18,798	123,101
AMP Ltd.	38,014	355,532
Ansell Ltd.	1,967	21,818
APN News & Media Ltd.	4,395	20,358
Aristocrat Leisure Ltd.	7,763	95,750
Asciano Group (a)	10,499	83,567
Australia & New Zealand Banking Group Ltd.	37,608	991,132
Australian Stock Exchange	3,607	172,036
AXA Asia Pacific Holdings Ltd.	15,030	104,028
Babcock & Brown Ltd.	4,339	105,765
BHP Billiton Ltd.	67,825	2,681,220
Billabong International Ltd.	2,124	28,233
Bluescope Steel Ltd.	12,857	122,643
Boral Ltd.	12,081	77,077
Brambles Ltd.	28,442	372,513
Caltex Australian Ltd.	2,825	59,009
Centro Properties Group	18,141	118,638
CFS Retail Property Trust	24,275	51,482
Challenger Financial Service	5,317	29,252
Coca-Cola Amatil Ltd.	10,592	84,589
Cochlear Ltd.	1,111	76,857
Coles Group Ltd.	23,603	322,540
Commonwealth Bank of Australia	26,183	1,310,136
Commonwealth Property Office Fund	21,676	32,025
Computershare Ltd.	10,823	89,219
CSL Ltd.	3,783	360,189
CSR Ltd.	18,677	51,542
DB RREEF Trust	54,064	96,427
Downer Edi Ltd.	3,817	21,203
Fairfax Media Ltd.	24,834	104,012
Fortescue Metals Group Ltd. (a)	2,006	84,889
Foster’s Group Ltd.	41,258	239,065
Futuris Corp. Ltd.	7,418	14,020
Goodman Fielder Ltd.	16,201	37,090
Goodman Group	29,582	181,385
GPT Group	42,833	193,840
Harvey Norman Holdings Ltd.	8,815	46,619
Iluka Resources Ltd.	3,420	16,752
ING Industrial Fund	13,460	33,801
Insurance Australia Group Ltd.	35,562	165,669
James Hardie Industries NV	6,878	43,516
Leighton Holdings Ltd.	2,966	135,542
Lend Lease Corp. Ltd.	7,171	120,264
Lion Nathan Ltd.	6,271	51,361
Macquarie Airports	9,991	38,565
Macquarie Bank Ltd.	5,279	395,357
Macquarie Communications Infrastructure Group	4,977	26,896

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Macquarie Infrastructure Group	56,750	$157,114
Macquarie Office Trust	31,915	44,320
Mirvac Group	20,401	98,660
Multiplex Group	10,346	45,994
National Australia Bank Ltd.	32,587	1,148,257
Newcrest Mining Ltd.	6,951	172,703
Onesteel Ltd.	12,867	78,781
Orica Ltd.	6,225	166,265
Origin Energy Ltd.	16,787	153,428
Pacific Brands Ltd.	11,294	31,067
Paladin Resources Ltd. (a)	8,760	60,164
Paperlinx Ltd.	6,208	16,746
Perpetual Ltd.	548	35,532
Publishing & Broadcasting Ltd.	9,361	163,638
Qantas Airways Ltd.	16,321	80,812
QBE Insurance Group Ltd.	17,656	529,546
Rio Tinto Ltd.	5,856	562,346
Santos Ltd.	12,339	164,783
Sonic Healthcare Ltd.	6,908	95,625
Stockland	28,367	226,543
Stockland - New	802	6,341
Suncorp-Metway Ltd.	19,144	344,845
Symbion Health Ltd.	10,071	37,265
Tabcorp Holding Ltd.	11,153	149,934
Tattersall’s Ltd.	22,000	77,501
Telstra Corp. Ltd.	58,988	228,216
Telstra Corp. Ltd. Installment Receipts	31,571	80,122
Toll Holdings Ltd.	10,499	122,137
Transurban Group	21,172	137,145
Wesfarmers Ltd.	7,789	290,286
Westfield Group	35,672	686,882
Westpac Banking Corp.	37,632	951,694
Woodside Petroleum Ltd.	9,909	441,396
Woolworths Ltd.	24,305	640,757
WorleyParsons Ltd.	3,279	123,397
Zinifex Ltd.	9,550	150,163

		18,785,408

Austria (0.56%)
Andritz AG	636	43,939
BWIN Interactive Entertainment AG (a)	300	7,144
Erste Bank der oesterreichischen Sparkassen AG	3,875	295,341
Flughafen Wien AG	163	16,837
IMMOEAST Immobilien Anlagen AG (a)	7,935	86,446
Immofinanz Immobilien Anlagen AG	9,356	116,735
Mayr-Melnhof Karton AG	96	10,609
Meinl European Land Ltd. (a)	5,832	83,161
Oest Elektrizatswirts AG Class A	1,590	91,643
OMV AG	3,260	217,694
Raiffeisen International Bank Holding AG	720	105,235

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
RHI AG (a)	493	$22,693
Telekom Austria AG	7,255	189,836
VoestAlpine AG	2,218	191,663
Wiener Staedtische Versicherung AG	530	37,032
Wienerberger AG	1,495	93,501

		1,609,509

Belgium (1.14%)
Agfa Gevaert NV	2,245	43,217
Barco NV	165	14,213
Bekaert NV	182	24,398
Belgacom SA	3,578	166,021
Cofinimmo	103	18,221
Colruyt SA	226	47,743
Compagnie Maritime Belge SA	295	21,874
D’Ieteren NV	69	30,795
Delhaize Group	1,665	159,547
Dexia SA	10,397	314,896
Euronav SA	354	11,131
Fortis	25,207	742,242
Fortis Rights (a)	25,207	133,711
Groupe Bruxelles Lambert SA	1,630	197,705
InBev NV	3,699	335,253
KBC GROEP NV	3,730	513,157
Mobistar SA	402	35,168
Omega Pharma SA	317	27,800
Solvay SA	1,193	173,127
Suez SA Strips (a) (c)	1,640	23
UCB SA	2,270	133,943
Umicore	544	130,010

		3,274,195

Denmark (0.88%)
A P Moller-Maersk A/S	22	302,148
Bang & Olufsen A/S Class B	178	20,088
Carlsberg A/S Class B	709	96,832
Coloplast A/S Class B	470	44,682
Dampskibsselskabet Torm A/S	400	16,297
Danisco A/S	932	72,469
Danske Bank	9,275	376,560
DSV A/S	3,960	93,359
East Asiatic Co. Ltd. A/S	263	19,645
FLSmidth & Co. A/S Class B (a)	1,059	112,627
GN Store Nord (a)	3,993	40,481
H. Lundbeck A/S	1,015	27,569
Jyske Bank A/S (a)	1,072	83,354
NKT Holding A/S	343	38,447
Novo Nordisk A/S	4,888	589,975

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Novozymes A/S Class B	950	$119,388
Sydbank A/S	1,107	48,173
Topdanmark A/S (a)	375	61,688
Trygvesta A/S	462	37,028
Vestas Wind Systems A/S (a)	3,690	291,507
William DeMant Holding (a)	484	42,772

		2,535,089

Finland (1.92%)
Amer Sports OYJ Class A	1,120	25,952
Cargotec Corp.	526	25,847
Elisa OYJ	3,147	97,827
Fortum OYJ	9,737	357,386
Kesko OYJ	1,473	97,859
Kone Corp. OYJ Class B	1,493	108,895
Konecranes OYJ	832	33,468
Metso OYJ	2,814	193,810
Neste Oil OYJ	2,575	94,256
Nokia OYJ	83,167	3,161,662
Nokian Renkaat OYJ	1,599	62,611
OKO Bank PLC Class A	800	16,541
Orion OYJ Class B	1,088	27,647
Outokumpu OYJ	1,966	70,618
Rautaruukki OYJ	1,714	103,849
Sampo OYJ A Shares	9,024	275,499
SanomaWSOY OYJ	903	28,083
Stora Enso OYJ R Shares	12,322	240,014
Tietoenator Corp. OYJ	1,272	28,549
UPM-Kymmene OYJ	10,891	263,389
Uponor OYJ	962	29,863
Wartsila OYJ Class B	1,718	117,712
YIT OYJ	2,593	77,056

		5,538,393

France (10.13%)
Accor SA	3,886	344,998
Aeroports de Paris (ADP)	678	78,117
Air France-KLM	2,563	94,182
Air Liquide SA	4,972	665,451
Alcatel-Lucent	46,345	475,817
Alstom	2,096	426,112
Arcelor Mittal	18,271	1,442,063
Atos Origin SA (a)	1,217	70,804
AXA	31,989	1,431,390
BNP Paribas	16,768	1,834,879
Bouygues	4,476	386,081
Business Objects SA (a)	1,468	65,520
Cap Gemini	2,993	184,457
Carrefour SA	12,269	859,528
Casino Guichard Perrachon SA	696	72,986
CNP Assurances	768	98,244
Compagnie De Saint-Gobain	6,843	714,172

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Credit Agricole SA	12,899	$497,540
Dassault Systemes SA	1,100	72,184
Essilor International SA	4,202	263,641
European Aeronautic Defense	6,724	206,719
France Telecom SA	36,293	1,215,655
Gaz de France	3,758	195,272
Gecina SA	133	22,568
Groupe Danone	8,722	686,530
Hermes International SCA	1,459	164,190
Icade	473	34,466
Imerys SA	434	39,613
Klepierre	1,335	76,584
L’Oreal SA	5,152	675,877
Lafarge SA	3,108	481,521
Lagardere SCA	2,733	232,619
LVMH Moet Hennessy Louis Vuitton SA	5,055	605,991
M6 Metropole Television	898	26,058
Michelin Class B	3,010	404,660
Neopost SA	557	78,568
PagesJaunes SA	2,005	41,199
Pernod Ricard SA	1,766	385,364
Peugeot SA	3,010	248,427
PPR SA	1,629	306,480
Publicis Groupe SA	2,617	107,623
Renault SA	3,834	555,566
Safran SA	2,411	58,205
Sanofi-Aventis	20,689	1,751,798
Schneider Electric SA	4,485	566,631
SCOR SE	2,670	71,539
Societe BIC SA	441	37,806
Societe des Autoroutes Paris	326	34,260
Societe Generale Class A	7,519	1,261,732
Societe Television Francaise 1	2,490	66,929
Sodexho Alliance	1,737	120,128
STMicroelectronics NV	14,125	237,469
Suez SA	20,801	1,225,007
Technip SA	1,923	171,930
Thales SA	1,579	92,562
Thomson SA	3,949	60,140
Total SA	43,529	3,539,241
Unibail-Rodamco	1,515	389,915
Valeo SA	1,039	57,810
Vallourec SA	987	284,297
Veolia Environnement	7,149	615,623
Vinci SA	8,250	644,554
Vivendi	23,606	996,365
Zodiac SA	551	39,473

		29,193,130

Germany (8.11%)
Adidas AG	4,287	281,200
Allianz SE Reg.	9,096	2,125,207

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Altana AG	1,078	$25,978
Arcandor AG (a)	1,067	35,725
BASF AG	10,147	1,403,504
Bayer AG	14,762	1,175,004
Beiersdorf AG	1,499	112,261
Bilfinger Berger AG	789	61,665
Celesio AG	1,639	103,441
Commerzbank AG	12,870	521,013
Continental AG	2,663	368,263
DaimlerChrysler AG	18,638	1,877,389
Depfa Bank PLC	5,930	122,779
Deutsche Bank AG Reg.	10,304	1,327,952
Deutsche Boerse AG	3,884	528,916
Deutsche Lufthansa AG Reg.	4,156	119,532
Deutsche Post AG	16,146	469,677
Deutsche Postbank AG	1,391	102,130
Deutsche Telekom AG	57,669	1,133,172
Douglas Holding AG	411	25,676
E.On AG	12,604	2,330,337
Fresenius Medical Care AG & Co. KGaA	3,594	191,004
Heidelberger Druckmaschinen AG	791	34,605
Henkel KGaA	2,341	110,860
Hochtief AG	857	103,959
Hypo Real Estate Holding AG	2,619	148,934
Infineon Technologies AG (a)	15,133	260,889
IVG Immobilien AG	1,391	51,849
Linde AG	2,367	293,948
MAN AG	2,350	341,968
Merck KGaA	1,295	156,223
Metro AG	3,397	306,816
MLP AG	946	12,626
Muenchener Rueckversicherungs AG	4,202	807,521
Premiere AG (a)	1,320	28,497
Puma AG	98	42,113
Rheinmetall AG	548	43,533
RWE AG	9,053	1,138,585
Salzgitter AG	880	172,841
SAP AG	18,055	1,056,854
Siemens AG	17,230	2,368,955
Solarworld AG	1,407	80,995
Suedzucker AG	1,266	25,436
ThyssenKrupp AG	7,130	454,059
TUI AG (a)	4,352	116,916
Volkswagen AG	3,236	731,378
Wincor Nixdorf AG	524	43,338

		23,375,523

Greece (0.75%)
Alpha Bank AE	7,580	264,165
Coca-Cola Hellenic Bottling Co. SA	2,490	143,800
Cosmote Mobile Telecommunications SA	2,730	93,817
EFG Eurobank Ergasias	6,680	234,895

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Greek Org of Football Prognostics SA	4,330	$167,943
Hellenic Petroleum SA	2,020	32,261
Hellenic Technodomiki Tev SA	3,380	45,209
Hellenic Telecommunications Org. SA	7,210	267,308
National Bank of Greece SA	8,022	511,322
Piraeus Bank SA	6,540	233,702
Public Power Corp. SA	1,930	76,508
Titan Cement Co. SA	1,320	68,213
Viohalco, Hellenic Copper and Aluminum Industry SA	1,240	20,405

		2,159,548

Hong Kong (2.05%)
ASM Pacific Technology	4,000	35,375
Bank of East Asia Ltd.	28,248	158,430
Belle International Holdings Ltd.	38,000	49,957
BOC Hong Kong Holdings Ltd.	74,500	188,793
Cathay Pacific Airways Ltd.	26,000	71,072
Cheung Kong Holdings Ltd.	31,000	511,227
Cheung Kong Infrastructure Holdings	7,000	26,293
CLP Holdings Ltd.	25,700	177,860
Esprit Holdings Ltd.	20,500	325,675
Foxconn International Holdings Ltd. (a)	42,000	115,078
Giordano International Ltd.	22,000	10,811
Hang Lung Properties Ltd.	43,000	192,492
Hang Seng Bank Ltd.	15,600	277,129
Henderson Land Development Co. Ltd.	18,000	142,748
Hong Kong & China Gas Co. Ltd.	70,539	164,237
Hongkong Electric Holdings Ltd.	28,000	145,514
Hong Kong Exchanges & Clearing Ltd.	22,000	672,408
Hopewell Holdings	12,000	57,269
Hutchison Telecommunications International Ltd.	27,000	37,510
Hutchison Whampoa Ltd.	43,700	467,420
Hysan Development Co. Ltd.	12,062	33,437
Johnson Electric Holdings Ltd.	20,000	10,445
Kerry Properties Ltd.	11,134	85,505
Kingboard Chemicals Holdings Ltd.	12,000	76,410
Li & Fung Ltd.	44,620	189,412
Link REIT	39,000	85,788
Melco International Development Ltd.	14,000	26,149
MTR Corp.	27,291	81,271
New World Development Co. Ltd.	47,978	132,692
Orient Overseas International Ltd.	4,400	41,856
PCCW Ltd.	76,118	50,329
Shangri-La Asia Ltd.	22,108	74,510
Shui On Land Ltd.	34,000	41,375
Shun Tak Holdings Ltd.	12,000	19,326
Sino Land Co. Ltd.	24,498	60,947
Sun Hung Kai Properties Ltd.	28,000	471,838
Swire Pacific Ltd. Class A	16,500	200,046
Techtronic Industries Co. Ltd.	14,500	16,526

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Television Broadcasts Ltd.	4,000	$24,029
Tencent Holdings Ltd.	17,000	109,778
Tingyi (Cayman Isln) Holding Corp.	30,000	46,849
Wharf Holdings Ltd.	24,000	117,934
Wing Hang Bank Ltd.	3,000	34,500
Yue Yuen Industrial Holdings Ltd.	12,000	35,890

		5,894,140

Ireland (0.65%)
Allied Irish Banks PLC	17,674	428,438
Bank of Ireland	19,888	368,671
C&C Group PLC	5,639	46,637
CRH PLC	11,009	437,197
DCC PLC	1,583	46,726
Elan Corp. PLC (a)	9,068	190,596
Grafton Group PLC (a)	3,922	43,924
Greencore Group PLC	1,824	11,860
IAWS Group PLC	2,488	55,309
Independent News & Media PLC	10,286	38,282
Kerry Group PLC Class A	2,787	82,662
Kingspan Group PLC	2,310	50,727
Paddy Power PLC	834	29,255
Ryanair Holdings PLC (a)	7,328	52,247

		1,882,531

Italy (3.72%)
Alleanza Assicurazioni SpA	8,882	118,230
Arnoldo Mondadori Editore SpA	1,769	17,115
Assicurazione Generali SpA	21,355	939,723
Autogrill SpA	1,491	28,723
Autostrade SpA	5,118	172,890
Banca Monte dei Paschi di Siena SpA	21,375	131,139
Banca Popolare di Milano Scarl	7,817	115,479
Popolare Scarl (a)	13,270	297,270
Bulgari SpA	2,324	36,586
Capitalia SpA	34,588	330,449
Enel SpA	87,592	991,720
ENI SpA	52,561	1,947,934
Fiat SpA	14,491	438,272
Finmeccanica SpA	5,990	174,502
Fondiaria Sai SpA	1,245	58,461
Intesa Sanpaolo	155,752	1,202,642
Intesa Sanpaolo RNC	18,229	133,477
Italcementi SpA	1,048	23,223
Lottomatica SpA	1,186	42,871
Luxottica Group SpA	2,548	86,727
Mediaset SpA	15,104	155,932
Mediobanca SpA	9,673	211,588
Mediolanum SpA	3,393	23,998
Parmalat SpA	28,881	102,545
Pirelli & Co. SpA (a)	53,335	64,265

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Seat Pagine Gialle SpA	73,367	$40,906
Snam Rete Gas SpA	18,594	115,668
Telecom Italia RNC SpA	121,317	292,529
Telecom Italia SpA	217,245	660,607
Terna-Rete Elettrica Nationale SpA	22,687	83,869
UniCredito Italiano SpA (Milan)	115,975	992,247
UniCredito Italiano SpA (Xetra)	42,040	359,622
Unione di Banche Italiane Scpa	12,424	333,947

		10,725,156

Japan (20.28%)
77 Bank Ltd.	5,000	33,648
ACCESS Co. Ltd. (a)	2	6,616
Acom Co. Ltd.	1,170	26,076
Aderans Holdings Co. Ltd.	600	12,563
Advantest Corp.	3,300	102,851
Aeon Co. Ltd.	13,300	187,924
Aeon Credit Service Co. Ltd.	1,200	12,902
Aeon Mall Co. Ltd.	900	27,502
Aiful Corp.	1,775	27,815
Aisin Seiki Co. Ltd.	3,900	155,844
Ajinomoto Co. Inc.	13,000	162,974
Alfresa Holdings Corp.	500	31,907
All Nippon Airways Co. Ltd.	12,000	46,803
Alps Electric Co. Ltd.	3,000	36,095
Amada Co. Ltd.	8,000	89,427
Aoyama Trading Co. Ltd.	1,500	38,132
Asahi Breweries Ltd.	8,700	132,547
Asahi Glass Co. Ltd.	20,000	269,011
Asahi Kasei Corp.	24,000	193,897
Asatsu DK Inc.	400	12,885
ASICS Corp.	3,000	46,437
Astellas Pharma Inc.	10,598	508,379
Autobacs Seven Co. Ltd.	400	10,395
Bank of Kyoto Ltd.	5,000	60,636
Bank of Yokohama Ltd.	24,000	165,690
Benesse Corp.	1,500	57,459
Bridgestone Corp.	12,200	269,778
Canon Inc.	21,600	1,179,054
Canon Sales Co. Inc.	1,000	20,023
Casio Computer Co. Ltd.	4,800	68,783
Central Glass Co. Ltd.	3,000	15,122
Central Japan Railway Co.	32	339,877
Chiba Bank Ltd.	16,000	123,693
Chiyoda Corp.	3,000	54,063
Chubu Electric Power Co. Inc.	13,200	341,880
Chugai Pharmaceutical Co. Ltd.	5,700	94,136
Circle K Sunkus Co. Ltd.	600	9,324
Citizen Holdings Co. Ltd.	6,300	63,403
Coca-Cola West Holdings Co. Ltd.	500	11,753
Comsys Holdings Corp.	2,000	21,939
Credit Saison Co. Ltd.	3,100	79,885

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
CSK Holdings Corp.	1,200	$46,907
Dai Nippon Printing Co. Ltd.	13,000	185,836
Daicel Chemical Industries Ltd.	4,000	31,655
Daido Steel Co. Ltd.	5,000	42,615
DAIFUKU Co. Ltd.	1,000	11,422
Daiichi Sanyko Co. Ltd.	14,240	427,702
Daikin Industries Ltd.	5,200	250,346
Dainippon Ink & Chemical Inc.	12,000	53,175
Dainippon Screen Manufacturing Co. Ltd.	3,000	18,073
Daito Trust Construction Co. Ltd.	1,700	81,992
Daiwa House Industry Co. Ltd.	11,000	143,551
Daiwa Securities Group Inc.	28,000	266,678
Denki Kagaku Kogyo KK	7,000	39,307
Denso Corp.	10,000	376,964
Dentsu Inc.	40	113,525
Dowa Mining Co. Ltd.	5,000	63,335
eAccess Ltd.	18	9,998
East Japan Railway Co.	69	544,239
Ebara Corp.	4,000	18,491
EDION Corp.	1,000	11,135
Eisai Co. Ltd.	5,200	245,819
Electric Power Development Co. Ltd.	3,100	120,637
Elpida Memory Inc. (a)	1,900	69,804
Familymart Co. Ltd.	1,000	26,074
Fanuc Ltd.	3,800	387,394
Fast Retailing Co. Ltd.	1,100	63,492
Fuji Electric Holdings Co. Ltd.	10,000	44,574
Fuji Soft Inc.	400	8,184
Fuji Television Network Inc.	8	16,088
FUJIFILM Holdings Corp.	10,000	462,282
Fujikura Ltd.	8,000	50,633
Fujitsu Ltd.	37,000	261,559
Fukuoka Financial Group Inc.	12,000	70,309
Furukawa Electric Co. Ltd.	13,000	63,605
Glory Ltd.	800	25,421
Goodwill Group Inc. (a)	18	3,375
Gunma Bank Ltd.	7,000	46,681
Gunze Ltd.	3,000	14,783
Hakuhodo DY Holdings Inc.	400	28,068
Hankyu Department Stores	2,000	16,524
Hankyu Hanshin Holdings Inc.	24,000	122,648
HASEKO Corp. (a)	18,000	43,094
Hikari Tsushin Inc.	400	10,969
Hino Motors Ltd.	4,000	30,575
Hirose Electric Co. Ltd.	600	72,973
Hitachi Cable Ltd.	2,000	12,397
Hitachi Capital Corp.	700	8,806
Hitachi Chemical Co. Ltd.	1,600	33,082
Hitachi Construction Machinery Co. Ltd.	2,200	87,912
Hitachi High-Technologies Corp.	1,000	22,896
Hitachi Ltd.	69,000	459,539
Hokkaido Electric Power Co. Inc.	3,300	71,393

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hokuhoku Financial Group Inc.	19,000	$53,759
Honda Motor Co. Ltd.	31,600	1,061,907
House Foods Corp.	800	13,964
Hoya Corp.	8,200	279,842
Ibiden Co. Ltd.	2,700	227,302
Idemitsu Kosan Co. Ltd.	400	45,027
INPEX Holdings Inc.	16	164,367
Isetan Co. Ltd.	4,300	57,987
Ishikawajima-Harima Heavy Industries Co. Ltd.	28,000	87,999
Ito En Ltd.	800	19,501
Itochu Corp.	31,000	376,485
Itochu Techno-Solutions Corp.	400	14,104
J. FRONT RETAILING Co. Ltd. (a)	9,600	94,441
JAFCO Co. Ltd.	500	18,543
Japan Airlines Corp. (a)	15,000	32,516
Japan Petroleum Exploration Co.	500	37,174
Japan Prime Realty Investment Corp.	10	41,701
Japan Real Estate Investment Corp.	8	96,113
Japan Retail Fund Investment Corp.	6	52,235
Japan Steel Works Ltd. Corp.	8,000	132,817
Japan Tobacco Inc.	92	505,393
JFE Holdings Inc.	11,800	836,216
JGC Corp.	4,000	77,134
Joyo Bank Ltd.	14,000	78,126
JS Group Corp.	5,300	92,190
JSR Corp.	4,100	100,479
JTEKT Corp.	4,000	70,518
Jupiter Telecommunications Co. Ltd. (a)	40	31,063
Kajima Corp.	19,000	65,338
Kamigumi Co. Ltd.	4,000	33,605
Kaneka Corp.	6,000	50,459
Kansai Electric Power Co. Inc.	15,500	354,220
Kansai Paint Co. Ltd.	3,000	23,010
Kao Corp.	11,000	328,473
Kawasaki Heavy Industries Ltd.	28,000	109,694
Kawasaki Kisen Kaisha Ltd.	12,000	176,242
KDDI Corp.	49	363,453
Keihin Electric Express Railway Co. Ltd.	8,000	51,887
Keio Corp.	11,000	68,567
Keisei Electric Co.	4,000	22,183
Keyence Corp.	700	155,400
Kikkoman Corp.	3,000	45,288
Kinden Corp.	2,000	18,282
Kintetsu Corp.	35,000	108,780
Kirin Holdings Co. Ltd.	16,000	211,727
Kobe Steel Ltd.	53,000	197,945
Kokuyo Co. Ltd.	1,300	13,513
Komatsu Ltd.	18,300	614,965
Komori Corp.	1,000	24,507
Konami Corp.	2,000	54,499
Konica Minolta Holdings Inc.	9,500	161,028

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kose Corp.	400	$10,621
Kubota Corp.	22,000	181,187
Kuraray Co. Ltd.	7,500	95,003
Kurita Water Industries Ltd.	1,800	61,115
Kyocera Corp.	3,300	309,415
Kyowa Hakko Kogyo Co. Ltd.	5,000	51,495
Kyushu Electric Power Co. Inc.	7,700	203,787
Lawson Inc.	1,300	41,083
Leopalace21 Corp.	2,700	88,617
Mabuchi Motor Co. Ltd.	400	26,083
Makita Corp.	2,400	105,306
Marubeni Corp.	33,000	302,808
Marui Group Co. Ltd.	6,600	72,858
Matsui Securities Co. Ltd.	1,500	11,492
Matsumotokiyoshi Co. Ltd. (b)	500	9,206
Matsushita Electric Industrial Co. Ltd.	40,000	750,446
Matsushita Electric Works Ltd.	7,400	89,226
Mediceo Paltac Holdings Co. Ltd.	2,900	44,334
Meiji Dairies Corp.	4,000	22,600
Meiji Seika Kaisha Ltd.	6,000	30,192
Meitec Corp.	400	11,736
Millea Holdings Inc.	14,600	587,228
Minebea Co. Ltd.	5,000	34,214
Mitsubishi Chemical Holdings Corp.	24,500	213,294
Mitsubishi Corp.	27,400	868,289
Mitsubishi Electric Corp.	39,000	488,922
Mitsubishi Estate Co. Ltd.	24,000	687,416
Mitsubishi Gas Chemical Co. Inc.	9,000	83,446
Mitsubishi Heavy Industries Ltd.	66,000	431,515
Mitsubishi Logistics Corp.	2,000	28,172
Mitsubishi Materials Corp.	23,000	142,968
Mitsubishi Rayon Co. Ltd.	11,000	77,952
Mitsubishi UFJ Financial Group Inc. (b)	165	1,440,778
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	33,169
Mitsubishi UFJ Securities Co. Ltd. (b)	4,000	35,624
Mitsui & Co. Ltd.	35,000	850,128
Mitsui Chemicals Inc.	13,000	129,134
Mitsui Engineering & Shipbuilding Co.	16,000	90,680
Mitsui Fudosan Co. Ltd.	17,000	472,119
Mitsui Mining & Smelting Co. Ltd.	13,000	56,022
Mitsui OSK Lines Ltd.	22,000	356,436
Mitsui Sumitomo Insurance Co. Ltd.	25,000	293,605
Mitsui Trust Holding Inc.	16,000	124,807
Mitsukoshi Ltd.	6,000	27,215
Mitsumi Electric Co. Ltd.	1,400	57,163
Mizuho Financial Group Inc.	200	1,140,469
Murata Manufacturing Co. Ltd.	4,300	309,964
Namco Bandai Holdings Inc.	4,000	58,155
NEC Corp.	41,000	199,173
NEC Electronics Corp. (a)	500	14,365
NGK Insulators Ltd.	6,000	193,270
NGK Spark Plug Co. Ltd.	3,000	46,620
NHK Spring Co. Ltd.	2,000	15,253

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nichirei Corp.	3,000	$13,764
Nidec Corp.	2,300	160,789
Nikko Cordial Corp.	8,200	103,013
Nikon Corp.	7,000	240,717
Nintendo Co. Ltd.	2,000	1,041,222
Nippon Building Fund Inc.	10	145,388
Nippon Electric Glass Co. Ltd.	6,500	104,688
Nippon Express Co. Ltd.	17,000	84,508
Nippon Kayaku Co. Ltd.	2,000	16,646
Nippon Light Metal Co. Ltd.	6,000	13,216
Nippon Meat Packers Inc.	4,000	44,435
Nippon Mining Holdings Inc.	18,500	185,862
Nippon Oil Corp.	26,000	241,518
Nippon Paper Group Inc.	14	43,268
Nippon Sheet Glass Co. Ltd.	11,000	67,227
Nippon Shokubai Co. Ltd.	2,000	19,466
Nippon Steel Corp.	117,000	842,371
Nippon Telegraph & Telephone Corp.	104	486,206
Nippon Yusen Kabushiki Kaish	23,000	224,664
Nishi-Nippon City Bank Ltd.	12,000	33,744
Nishimatsu Construction Co. Ltd.	4,000	12,084
Nissan Chemical Industries Ltd.	3,000	37,035
Nissan Motor Co. Ltd.	46,100	461,943
Nisshin Seifun Group Inc.	3,300	31,056
Nisshin Steel Co. Ltd.	15,000	67,645
Nisshinbo Industries Inc.	3,000	41,710
Nissin Food Products Co. Ltd.	1,700	60,680
Nitori Co. Ltd.	750	35,455
Nitto Denko Corp.	3,300	153,415
NOK Corp.	1,600	34,266
Nomura Holdings Inc.	36,000	603,630
Nomura Real Estate Holdings Inc.	1,000	29,252
Nomura Real Estate Office Fund Inc.	3	31,341
Nomura Research Institute Ltd.	2,500	85,100
NSK Ltd.	8,000	70,204
NTN Corp.	6,000	53,541
NTT Data Corp.	25	111,435
NTT DoCoMo Inc.	327	466,879
NTT Urban Development Corp.	29	60,088
Obayashi Corp.	13,000	60,210
OBIC Co. Ltd.	100	19,397
Odakyu Electric Railway Co. Ltd.	11,000	70,962
Oji Paper Co. Ltd.	18,000	87,128
Oki Electric Industries Co. Ltd. (a)	7,000	12,066
OKUMA Corp.	3,000	43,773
Okumura Corp.	3,000	15,279
Olympus Corp.	5,000	205,459
Omron Corp.	3,700	97,924
Onward Holdings Co. Ltd.	2,000	20,232
Oracle Corp. Japan	500	22,853
Oriental Land Co. Ltd.	1,000	57,981
Orix Corp.	1,820	415,131
Osaka Gas Co. Ltd.	37,000	129,813

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
OSG Corp.	1,100	$11,453
OTSUKA Corp.	200	19,623
Park24 Co. Ltd.	1,000	8,993
Pioneer Corp.	2,100	25,760
Promise Co. Ltd.	1,350	32,908
QP Corp.	1,200	10,980
Rakuten Inc.	125	49,025
Resona Holdings Inc.	112	192,086
Ricoh Co. Ltd.	14,000	296,174
Rinnai Corp.	400	11,944
Rohm Co. Ltd.	2,000	176,729
Ryohin Keikaku Co. Ltd.	300	17,264
Sanken Electric Co. Ltd.	2,000	9,803
Sankyo Co. Ltd.	700	28,338
Santen Pharmaceutical Co. Ltd.	1,000	25,029
Sanwa Holdings Corp.	2,000	11,213
Sanyo Electric Co. Ltd. (a)	24,000	39,490
Sapporo Holdings Ltd.	5,000	33,039
Sapporo Hokuyo Holdings Inc.	5	49,623
SBI E*Trade Securities Co. Ltd.	21	19,928
SBI Holdings Inc.	170	44,622
Secom Co. Ltd.	4,400	211,831
Sega Sammy Holdings Inc.	4,426	58,954
Seiko Epson Corp.	2,300	56,967
Seino Holdings Co. Ltd.	2,000	18,474
Sekisui Chemical Co. Ltd.	9,000	66,051
Sekisui House Ltd.	10,000	125,887
Seven & I Holdings Co. Ltd.	16,780	431,680
Sharp Corp.	21,000	381,187
Shimachu Co. Ltd.	600	15,879
Shimamura Co. Ltd.	500	46,794
Shimano Inc.	1,200	41,997
Shimizu Corp.	10,000	54,412
Shin-Etsu Chemical Co. Ltd.	8,400	580,647
Shinko Electric Industries Co. Ltd.	700	15,540
Shinko Securities Co. Ltd.	10,000	46,315
Shinsei Bank Ltd.	30,000	94,546
Shionogi & Co. Ltd.	6,000	92,509
Shiseido Co. Ltd.	7,000	155,400
Shizuoka Bank Ltd.	12,000	116,589
Showa Denko K.K.	22,000	83,315
Showa Shell Sekiyu K.K.	3,400	43,719
SMC Corp.	1,200	164,332
Softbank Corp.	15,200	280,538
Sojitz Corp.	17,400	75,741
Sompo Japan Insurance Inc.	17,000	195,064
Sony Corp.	20,300	984,382
Stanley Electric Co. Ltd.	3,200	77,169
SUMCO Corp.	2,300	93,710
Sumitomo Bakelite Co. Ltd.	3,000	17,264
Sumitoma Chemical Co. Ltd.	32,000	274,409
Sumitomo Corp.	21,700	419,397
Sumitomo Electric Industries Ltd.	15,500	246,942

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Heavy Industries Ltd.	12,000	$154,512
Sumitomo Metal Industries Ltd.	81,000	472,468
Sumitomo Metal Mining Co. Ltd.	11,000	267,183
Sumitomo Mitsui Financial Group Inc.	133	1,036,304
Sumitomo Osaka Cement Co. Ltd.	5,000	12,319
Sumitomo Realty & Development Co. Ltd.	8,000	281,374
Sumitomo Rubber Industries Ltd.	3,000	37,714
Sumitomo Titanium Corp.	200	17,429
Sumitomo Trust & Banking Co. Ltd.	25,000	189,135
Suruga Bank Ltd.	4,000	48,857
Suzuken Co. Ltd.	880	29,649
T&D Holdings Inc.	3,900	240,047
Taiheiyo Cement Corp.	17,000	64,676
Taisei Corp.	14,000	40,587
Taisho Pharmaceutical Co. Ltd.	3,000	59,026
Taiyo Nippon Sanso Corp.	4,000	35,938
Taiyo Yuden Co. Ltd.	2,000	39,612
Takara Holdings Inc.	3,000	17,629
Takashimaya Co. Ltd.	6,000	66,600
Takeda Pharmaceutical Co. Ltd.	17,100	1,202,873
Takefuji Corp.	2,250	44,661
Tanabe Seiyaku Co. Ltd.	4,000	50,494
TDK Corp.	2,600	228,164
Teijin Ltd.	18,000	87,912
Terumo Corp.	3,500	176,729
The Hachijuni Bank Ltd.	7,549	54,351
The Hiroshima Bank Ltd.	9,000	49,127
THK Co. Ltd.	2,200	46,446
TIS Inc.	500	9,751
Tobu Railway Co. Ltd.	17,000	79,920
Toda Corp.	3,000	15,827
Toho Co. Ltd.	2,200	43,477
Toho Titanium Co. Ltd.	400	14,695
Tohoku Electric Power Co. Inc.	8,300	177,395
Tokai Rika Co. Ltd.	1,000	27,859
Tokuyama Corp.	5,000	75,872
Tokyo Broadcasting System Inc.	700	19,623
Tokyo Electric Power Co. Inc.	24,700	623,602
Tokyo Electron Ltd.	3,500	221,826
Tokyo Gas Co. Ltd.	47,000	218,909
Tokyo Seimitsu Co. Ltd.	300	6,242
Tokyo Steel Mfg. Co. Ltd.	1,500	23,297
Tokyo Tatemono Co. Ltd.	5,000	63,770
Tokyu Corp.	23,000	150,176
Tokyu Land Corp.	9,000	90,341
TonenGeneral Sekiyu KK	5,000	50,276
Toppan Printing Co. Ltd.	12,000	123,589
Toray Industries Inc.	28,000	222,313
Toshiba Corp.	62,000	579,167
Tosoh Corp.	11,000	71,345
Toto Ltd.	6,000	43,512

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyo Seikan Kaisha Ltd.	3,700	$69,738
Toyo Suisan Kaisha Ltd.	2,000	37,609
Toyobo Co. Ltd.	10,000	23,419
Toyoda Gosei Co. Ltd.	1,200	43,460
Toyota Boshoku Corp.	1,000	33,779
Toyota Industries Corp.	3,700	159,448
Toyota Motor Corp.	54,600	3,222,809
Toyota Tsusho Corp.	4,500	119,488
Trend Micro Inc.	2,500	108,170
UBE Industries Ltd.	18,000	63,779
Unicharm Corp.	600	36,826
UNY Co. Ltd.	3,000	26,144
Ushio Inc.	2,000	36,391
USS Co. Ltd.	350	23,005
Wacoal Holdings Corp.	2,000	24,568
West Japan Railway Co.	34	162,208
Yahoo! Japan Corp.	320	121,186
Yakult Honsha Co. Ltd.	2,000	45,532
Yamada Denki Co. Ltd.	1,700	168,276
Yamaha Corp.	3,700	82,945
Yamaha Motor Co. Ltd.	3,900	99,482
Yamato Holdings Co. Ltd.	8,000	120,002
Yamazaki Baking Co. Ltd.	2,000	15,009
Yaskawa Electric Corp.	4,000	49,832
Yokogawa Electric Corp.	3,900	47,466
Zeon Corp.	3,000	29,565

		58,419,887

Netherlands (3.55%)
ABN Amro Holding NV	36,718	1,934,629
Aegon NV	29,939	573,347
Akzo Nobel NV	5,633	464,271
ASML Holding NV (a)	9,341	309,685
Buhrmann NV	1,538	16,755
Corio NV	822	70,211
Fugro NV	1,081	87,755
Hagemeyer NV	7,243	33,463
Heineken NV	4,945	324,502
ING Groep NV	38,061	1,689,521
Koninklijke Ahold NV (a)	25,119	379,675
Koninklijke DSM NV	2,896	156,304
Koninklijke KPN NV	39,416	684,018
Koninklijke Numico NV	3,570	276,931
OCE NV	1,230	25,853
Philips Electronics NV	23,237	1,048,717
QIAGEN NV (a)	2,574	49,697
Randstad Holding NV (a)	1,008	54,490
Reed Elsevier NV	14,673	278,694
SBM Offshore NV	2,616	102,844
TNT NV	8,319	348,757
Unilever NV CVA	33,896	1,046,431
Vedior NV-CVA	3,518	77,405

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Wereldhave NV	263	$31,671
Wolters Kluwer - CVA	5,093	151,202

		10,216,828

New Zealand (0.12%)
Auckland International Airport Ltd.	12,792	30,342
Contact Energy Ltd.	4,623	32,195
Fisher & Paykel Appliances Class H	2,401	6,477
Fisher & Paykel Healthcare Class C	6,712	16,785
Fletcher Building Ltd.	8,242	79,259
Kiwi Income Property Trust	6,353	6,981
Sky City Entertainment Group Ltd.	6,262	24,770
Sky Network Television Ltd.	3,715	16,216
Telecom Corp. of New Zealand Ltd.	32,404	109,763
Vector Ltd.	3,861	7,168

		329,956

Norway (1.08%)
Acergy SA	3,781	112,387
Aker Kvaerner ASA	3,200	101,943
Det Norske Oljeselskap (DNO) ASA (a)	14,050	29,188
DNB NOR ASA	14,428	221,321
Frontline Ltd.	839	41,240
Marine Harvest (a)	57,550	73,228
Norsk Hydro ASA	14,300	621,998
Norske Skogindustrier ASA	3,362	35,982
Ocean Rig ASA (a)	1,650	12,181
Orkla ASA	16,180	289,012
Petroleum Geo-Services ASA (a)	3,231	93,192
Prosafe ASA SE	4,165	74,319
Renewable Energy Corp. AS (a)	3,250	149,803
Schibsted ASA	662	34,873
SeaDrill Ltd. (a)	4,650	104,579
Statoil ASA	13,191	449,589
Stolt-Nielsen SA	507	15,047
Storebrand ASA	4,758	73,957
Tandberg ASA	1,880	45,245
Telenor ASA (a)	17,065	341,854
TGS Nopec Geophysical Co. ASA (a)	1,950	39,967
Tomra Systems ASA	3,082	22,295
Yara International ASA	3,724	117,773

		3,100,973

Portugal (0.34%)
Banco BPI SA	3,627	30,514
Banco Comercial Portugues SA-R	44,315	183,886
Banco Espirito Santo SA Reg.	4,429	100,417
Brisa-Auto Estradas de Portugal SA	5,793	75,997
CIMPOR-Cimentos de Portugal SGPS SA	4,281	35,467
Energias De Portugal SA	41,029	239,872
Jeronimo Martins SGPS SA	3,255	20,005
Portugal Telecom SGPS SA	16,121	225,970

	Shares	Value
Common Stocks (Cont.)
Portugal (Cont.)
PT Multimedia Servicos	1,938	$28,851
Sonae Industria SGPS SA (a)	809	9,090
Sonae SGPS SA	11,939	30,984

		981,053

Singapore (1.13%)
Allgreen Properties Ltd.	9,000	11,632
Ascendas Real Estate Investment Trust	18,900	34,734
Capitacommercial Trust	11,000	21,030
Capitaland Ltd.	32,000	175,564
Capitamall Trust	22,000	57,758
Chartered Semiconductor Mfg. Ltd. (a)	18,000	13,208
City Developments Ltd.	12,000	130,865
Comfortdelgro Corp. Ltd.	43,000	56,156
Cosco Corp. Singapore Ltd.	14,000	56,075
DBS Group Holdings Ltd.	24,652	358,454
Fraser and Neave Ltd.	19,800	75,974
Haw Par Corp. Ltd.	2,792	15,224
Jardine Cycle & Carriage Ltd.	2,044	25,455
Keppel Corp. Ltd.	24,000	232,649
Keppel Land Ltd.	9,000	50,286
Neptune Orient Lines Ltd.	8,000	28,543
Noble Group Ltd.	12,000	17,529
Olam International Ltd.	9,000	19,024
Oversea-Chinese Banking Corp.	48,840	292,613
Parkway Holdings Ltd.	10,500	29,970
Sembcorp Industries Ltd.	15,220	66,085
Sembcorp Marine Ltd.	16,800	52,023
Singapore Airlines Ltd.	11,267	141,070
Singapore Exchange Ltd.	17,000	147,627
Singapore Land Ltd.	2,000	13,733
Singapore Petroleum Co. Ltd.	2,000	9,155
Singapore Post Ltd.	15,000	12,319
Singapore Press Holdings Ltd.	30,000	87,243
Singapore Technologies Engineering Ltd.	30,000	78,761
Singapore Telecommunications Ltd.	166,450	450,440
SMRT Corp. Ltd.	17,000	19,569
Suntec Real Estate Investment Trust	10,000	13,127
United Overseas Bank Ltd.	25,392	377,761
UOL Group Ltd.	5,639	19,739
Venture Corp. Ltd.	4,000	44,430
Wing Tai Holdings Ltd.	8,000	20,788

		3,256,613

Spain (4.12%)
Abertis Infraestructuras SA	4,902	153,291
Acciona SA	589	160,166
Acerinox SA	3,480	104,705
ACS Actividades de Cons Y Serv	4,129	227,856
Aguas de Barcelona Class A	1,117	42,448
Altadis SA	5,206	366,275
Antena 3 de Television SA	1,225	22,603

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Banco Bilbao Vizcaya Argentaria SA	75,604	$1,772,356
Banco Popular Espanol SA	16,924	290,800
Banco Santander SA	126,027	2,449,423
Cintra Concesiones de Infraestructuras	3,998	60,886
Ebro Puleva SA	1,129	23,150
Endesa SA	12,794	731,386
Fomento de Construcciones Y Contratas	821	66,438
Gamesa Corp. Technologica SA	3,127	127,749
Gas Natural SDG SA	2,248	126,939
Gestevision Telecinco SA	2,014	52,871
Grupo Ferrovial SA	1,278	108,157
Iberdrola SA	18,912	1,111,064
Iberia (Lineas Aer De Espana)	8,355	40,745
Inditex SA	4,448	299,752
Indra Sistemas SA	2,428	65,678
Mapfre SA	8,921	40,325
Promotora de Infomaciones SA	1,117	22,060
Repsol YPF SA	16,074	574,164
Sacyr Vallehermoso SA	1,702	59,558
Sogecable SA (a)	842	30,545
Telefonica SA	89,921	2,517,014
Union Fenosa SA	1,990	117,734
Zardoya Otis SA	2,140	66,432
Zeltia SA	3,094	33,663

		11,866,233

Sweden (2.57%)
Alfa Laval AB	1,827	117,517
ASSA ABLOY AB Class B	6,742	139,933
Atlas Copco AB Class A	13,012	225,142
Atlas Copco AB Class B	6,442	102,966
Axfood AB	402	13,568
Billerud Aktiebolag	843	11,316
Boliden AB	5,800	123,532
Castellum AB	3,164	39,402
D. Carnegie & Co. AB	700	14,719
Electrolux AB Series B	5,534	117,222
Elekta AB Class B	1,455	23,708
Eniro AB	3,094	37,690
Ericsson LM Class B	303,688	1,215,864
Fabege AB	3,172	37,779
Getinge AB Class B	4,317	104,507
Hennes & Mauritz AB Class B	9,648	611,599
Hoganas AB Class B	301	7,987
Holmen AB Class B	780	29,897
Husqvarna AB Class B	5,534	71,493
Kungsleden AB	1,600	20,608
Lundin Petroleum AB (a)	3,010	34,682
Modern Times Group MTG AB Class B	727	46,932
Nobia AB	1,500	14,432
Nordea Bank AB	41,942	730,915
OMX AB (a)	1,374	59,594

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Oriflame Cosmetics SA	400	$24,270
Sandvik AB	19,414	416,503
SAS AB (a)	1,227	21,992
Scania AB Class B	6,576	160,214
Securitas AB Class B	6,632	87,478
Securitas Direct AB Class B (a)	6,632	19,451
Securitas Systems AB Class B	6,632	24,494
Skandinaviska Enskilda Bank Class A	10,054	326,859
Skanska AB Class B	8,198	162,520
SKF AB Class B	6,879	144,912
SSAB Svenskt Stal AB Series A	4,187	154,963
SSAB Svenskt Stal AB Series B	2,051	70,021
Svenska Cellulosa AB B Shares	12,099	225,773
Svenska Handelsbanken AB A Shares	9,892	307,009
Swedish Match AB	6,542	136,036
Tele2 AB Class B	6,680	144,348
TeliaSonera AB	46,523	420,534
Trelleborg AB Class B	1,248	29,437
Volvo AB Class A	10,300	179,016
Volvo AB Class B	23,150	403,251
Wihlborgs Fastigheter AB	434	8,048

		7,420,133

Switzerland (6.54%)
ABB Ltd.	42,659	1,123,406
Adecco SA Reg.	2,572	152,100
Ciba Specialty Chemicals AG	1,189	60,612
Clariant AG (a)	3,593	44,162
Compagnie Financiere Richemont AG Class A	10,649	705,665
Credit Suisse Group	22,165	1,471,638
Geberit AG Reg. (a)	780	102,035
Givaudan SA Reg.	129	119,222
Holcim Ltd.	4,129	456,079
Kudelski SA Bearer	497	14,053
Kuehne & Nagel International AG	1,139	112,115
Kuoni Reisen Holding AG Reg.	38	17,951
Logitech International SA (a)	3,067	91,305
Lonza Group AG	782	85,303
Nestle SA	8,088	3,633,261
Nobel Biocare Holding AG (a)	463	125,369
Novartis AG	46,866	2,586,335
OC Oerlikon Corp. AG Reg. (a)	97	35,597
Phonak Holding AG	966	96,911
PSP Swiss Property AG (a)	726	38,537
Rieter Holding AG	62	33,549
Roche Holding AG	14,144	2,564,568
Schindler Holding AG	750	47,348
SGS SA	96	109,667
Straumann Holding AG	119	33,423
Sulzer AG	64	91,802
Swiss Life Holding Reg. (a)	617	160,046

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swiss Reinsurance	7,270	$647,540
Swisscom AG	453	172,270
Syngenta AG Reg.	2,140	461,361
Synthes Inc.	1,203	134,637
The Swatch Group AG Reg. (a)	1,009	64,609
The Swatch Group AG Class B (a)	663	217,536
UBS AG Reg.	40,261	2,164,774
Zurich Financial Services AG Reg.	2,955	886,437

		18,861,223

United Kingdom (21.94%)
3i Group PLC	7,767	158,436
Aegis Group PLC	15,694	40,137
Aggreko PLC	4,131	48,853
AMEC PLC	7,003	106,172
Amvescap PLC	16,593	224,574
Anglo American PLC	26,385	1,775,524
ARM Holdings PLC	25,858	81,474
Arriva PLC	4,043	63,901
AstraZeneca PLC	30,118	1,509,109
Aviva PLC	52,696	793,526
BAE Systems PLC	68,509	691,736
Balfour Beatty PLC	9,541	92,627
Barclays PLC	132,254	1,611,374
Barratt Developments PLC	6,318	96,691
BBA Aviation PLC	6,603	30,870
Bellway PLC	2,239	47,230
BG Group PLC	68,718	1,189,451
BHP Billiton PLC	46,698	1,672,022
Biffa PLC	6,468	29,312
Bovis Homes Group PLC	1,750	23,416
BP PLC	385,792	4,479,450
British Airways PLC (a)	11,408	89,454
British American Tobacco PLC	31,090	1,114,450
British Energy Group PLC	20,667	226,012
British Land Co. PLC	10,771	258,279
British Sky Broadcasting Group PLC	23,394	332,656
Brixton PLC	3,680	27,275
BT Group PLC	165,814	1,041,514
Bunzl PLC	7,398	106,030
Burberry Group PLC	9,133	122,768
Cadbury Schweppes PLC	41,586	482,432
Capita Group PLC	12,147	179,934
Carnival PLC	3,475	165,944
Carphone Warehouse Group PLC	6,679	47,623
Cattles PLC	6,251	44,636
Centrica PLC	74,691	581,472
Charter PLC	2,914	70,531
Close Brothers Group PLC	1,821	30,291
Cobham PLC	20,365	80,834
Compass Group PLC	39,773	245,754
Cookson Group PLC	3,489	54,467

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
CSR PLC (a)	1,871	$24,634
Daily Mail & General Trust NV Class A	5,336	68,780
De La Rue PLC	2,065	30,842
Diageo PLC	53,868	1,183,698
DSG International PLC	37,880	104,628
Electrocomponents PLC	6,845	35,677
EMAP PLC	3,872	69,635
Enterprise Inns PLC	11,784	142,732
Experian Group Ltd.	21,172	223,954
FirstGroup PLC	9,085	127,978
FKI PLC	9,705	18,069
Friends Provident PLC	33,489	117,852
Galiform PLC (a)	9,514	21,412
GKN PLC	13,265	96,076
GlaxoSmithKline PLC	115,336	3,060,628
Great Portland Estates PLC	2,365	28,912
Group 4 Securicor PLC	22,225	91,854
Hammerson PLC	5,537	132,772
Hays PLC	30,718	83,589
HBOS PLC	75,083	1,404,853
Home Retail Group PLC	17,524	133,646
HSBC Holdings PLC	236,106	4,369,394
ICAP PLC	10,458	112,763
IMI PLC	5,962	65,200
Imperial Chemical Industries PLC	24,541	327,375
Imperial Tobacco Group PLC	13,777	631,687
Inchcape PLC	7,447	64,146
InterContinental Hotels Group PLC	6,063	120,390
International Power PLC	30,916	285,434
Intertek Group PLC	2,410	46,695
Invensys PLC (a)	15,185	96,390
Investec PLC	7,093	74,303
ITV PLC	77,395	162,467
Johnson Matthey PLC	4,025	137,280
Kelda Group PLC	5,074	89,489
Kelda Group PLC Deferred Shares (a) (b)	6,597	—
Kesa Electricals PLC	9,288	52,306
Kingfisher PLC	46,272	169,274
Ladbrokes PLC	11,348	100,244
Land Securities Group PLC	9,658	332,368
Legal and General Group PLC	133,939	366,116
Liberty International PLC	5,151	120,249
Lloyds TSB Group PLC	112,950	1,253,694
LogicaCMG PLC	30,231	93,552
London Stock Exchange Group	3,342	112,344
Man Group PLC	37,017	419,203
Marks & Spencer Group PLC	34,774	437,914
Meggitt PLC	13,065	84,804
Michael Page International PLC	5,877	49,600
Misys PLC	7,550	34,139
Mondi PLC	7,165	68,167
National Express Group PLC	2,410	60,995

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
National Grid PLC	53,918	$864,879
Next PLC	4,501	180,866
Old Mutual PLC	103,153	338,315
PartyGaming PLC (a)	10,583	5,955
Pearson PLC	16,658	258,173
Persimmon PLC	5,386	106,230
Premier Farnell PLC	5,332	17,264
Prudential PLC	50,404	774,996
Punch Taverns PLC	5,336	107,646
Rank Group PLC	6,640	21,974
Reckitt Benckiser PLC	12,383	727,639
Reed Elsevier PLC	25,495	322,366
Rentokil Intial PLC	36,225	123,700
Resolution PLC	13,804	192,758
Reuters Group PLC	25,805	339,485
Rexam PLC	12,872	145,244
Rio Tinto PLC	20,240	1,750,859
Rolls-Royce Group PLC (a)	36,961	395,126
Royal Bank of Scotland Group PLC	190,997	2,051,594
Royal Dutch Shell PLC Class A	73,890	3,049,279
Royal Dutch Shell PLC Class B	55,401	2,280,611
SABMiller PLC	18,378	523,411
Sage Group PLC	27,438	139,924
Sainsbury PLC	31,471	371,850
Schroders PLC	1,750	49,662
Scottish & Newcastle PLC	14,941	186,931
Scottish & Southern Energy PLC	17,569	543,147
Segro PLC	7,972	81,472
Serco Group PLC	10,387	88,195
Severn Trent PLC	4,312	124,395
Signet Group PLC	37,383	64,057
Smith & Nephew PLC	18,655	228,055
Smiths Group PLC	8,052	176,111
SSL International PLC	2,302	20,017
Stagecoach Group PLC	7,618	35,420
Standard Life PLC	41,178	243,062
Tate & Lyle PLC	8,919	73,449
Taylor Wimpey PLC	22,333	125,999
Tesco PLC	160,342	1,441,002
The Berkeley Group Holdings PLC (a)	1,551	45,506
The Davis Service Group PLC	2,333	25,561
Thomas Cook Group PLC (a)	8,460	48,206
Tomkins PLC	15,729	73,133
Travis Perkins PLC	2,084	65,834
Trinity Mirror PLC	4,523	38,127
Tui Travel PLC (a)	8,842	45,589
Tullett Prebon PLC	3,554	31,376
Unilever PLC	26,376	833,764
United Utilities PLC	17,625	252,425
Vodafone Group PLC	1,066,143	3,850,045
Whitbread PLC	3,892	129,160
William Hill PLC	7,600	100,062
Wolseley PLC	13,638	230,621

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP Group PLC	23,118	$313,122
Xstrata PLC	12,608	836,821
Yell Group PLC	15,206	133,468

		63,232,382

Total Common Stocks
(cost $189,693,780)		282,657,903

Preferred Stocks (0.36%)
Germany (0.34%)
Henkel KGaA	3,810	196,072
Porsche AG PFD	170	361,128
ProSiebenSat.1 Media AG	1,523	47,865
RWE AG-Non Voting PFD	640	72,050
Volkswagen AG PFD	2,207	303,693

		980,808

Italy (0.02%)
Compagnia Assicuratrice Unipol SpA	16,596	52,063

Total Preferred Stocks
(cost $477,597)		1,032,871

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.13%)
State Street Bank & Trust Co. Repurchase Agreement,(d) 3.000%, agreement date 09/28/2007, to be repurchased at $364,002 on 10/01/2007	$363,911	$363,911

Total Repurchase Agreement
(cost $363,911)		363,911

TOTAL INVESTMENTS (98.59%)
(cost $190,535,288)		284,054,685
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.41%)		4,069,494

NET ASSETS (100.0%)		$288,124,179

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency Security with a coupon rate of 6.1025%, a maturity date of January 15, 2036, and a market value of $374,139 as of September 30, 2007.

(e)	At September 30, 2007, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$101,854,970	35.85%
British Pound	63,232,382	22.26
Japanese Yen	58,419,887	20.57
Swiss Franc	18,861,223	6.64
Australian Dollar	18,785,408	6.61
Swedish Krona	7,420,133	2.61
Hong Kong Dollar	5,894,140	2.08
Singapore Dollar	3,256,613	1.15
Norwegian Krone	3,100,973	1.09
Danish Krone	2,535,089	0.89
United States Dollar	363,911	0.13
New Zealand Dollar	329,956	0.12

Total Investments	$284,054,685	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$78,939,666	27.40%
Industrials	33,493,886	11.62
Consumer Discretionary	31,604,830	10.97
Materials	28,245,325	9.80
Consumer Staples	22,817,443	7.92
Energy	21,665,324	7.52
Health Care	18,091,731	6.28
Information Technology	16,804,875	5.83
Telecommunication Services	16,489,042	5.73
Utilities	15,538,652	5.39

Total Stocks	283,690,774	98.46
Repurchase Agreement	363,911	0.13
Cash and Other Assets, Net of Liabilities	4,069,494	1.41

Net Assets	$288,124,179	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Registered Investment Companies (99.68%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (38.97%) (a)	7,935,100	$81,969,587
State Farm Mutual Fund Trust Equity
Fund Institutional Shares (60.71%) (a)	13,745,550	127,696,160

Total Registered Investment Companies
(cost $190,192,066)		209,665,747

TOTAL INVESTMENTS (99.68%)
(cost $190,192,066)		209,665,747
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.32%)		670,178

NET ASSETS (100.00%)		$210,335,925

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (60.27%)
Aerospace/Defense (0.31%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$942,949

Agriculture, Foods, & Beverage (3.61%)
Kellogg Co.
2.875%, 06/01/2008	500,000	491,680
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	981,552
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	982,702
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	982,972
ConAgra Inc.
7.875%, 09/15/2010	333,000	358,533
Kellogg Co.
6.600%, 04/01/2011	500,000	521,904
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	505,697
Hershey Co.
5.300%, 09/01/2011	500,000	498,296
General Mills Inc.
6.000%, 02/15/2012	500,000	511,104
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,010,167
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	511,861
Bottling Group LLC
4.625%, 11/15/2012	500,000	489,469
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	514,720
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	485,965
Hershey Co.
5.450%, 09/01/2016	500,000	495,112
General Mills Inc.
5.700%, 02/15/2017	1,000,000	983,569
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	478,426

		10,803,729

Automotive (1.00%)
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	993,594
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	981,000
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	488,531
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	518,462

		2,981,587

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (4.80%)
Bank One Corp.
2.625%, 06/30/2008	$1,000,000	$980,770
Bank of America Corp.
3.250%, 08/15/2008	1,000,000	983,950
Bank of New York
5.050%, 03/03/2009	500,000	497,907
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	983,256
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	981,475
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	495,298
Bank of New York
4.950%, 01/14/2011	1,000,000	995,576
Wachovia Corp.
5.350%, 03/15/2011	500,000	500,513
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,003,747
Royal Bank of Canada
5.650%, 07/20/2011	500,000	512,513
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,008,310
Wachovia Corp.
5.700%, 08/01/2013	500,000	504,963
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	488,768
US Bank NA
4.950%, 10/30/2014	500,000	478,079
Fifth Third Bank
4.750%, 02/01/2015	500,000	466,365
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	477,107
Wachovia Bank NA
5.600%, 03/15/2016	500,000	489,139
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	504,302
Wachovia Corp.
5.750%, 06/15/2017	500,000	501,894
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,012,918
SunTrust Banks Inc.
6.000%, 09/11/2017	500,000	505,274

		14,372,124

Building Materials & Construction (2.11%)
Lafarge SA
6.150%, 07/15/2011	500,000	509,771
CRH America Inc.
5.625%, 09/30/2011	500,000	499,203
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	996,543

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Hanson Australia Funding
5.250%, 03/15/2013	$500,000	$478,763
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	467,284
CRH America Inc.
5.300%, 10/15/2013	1,000,000	949,710
Masco Corp.
4.800%, 06/15/2015	500,000	455,286
Hanson PLC
6.125%, 08/15/2016	1,000,000	974,997
CRH America Inc.
6.000%, 09/30/2016	500,000	485,818
Masco Corp.
5.850%, 03/15/2017	500,000	482,417

		6,299,792

Chemicals (1.68%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	983,750
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	500,000	470,978
Rohm & Haas Holdings
5.600%, 03/15/2013	500,000	498,511
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	480,832
Praxair Inc.
5.375%, 11/01/2016	1,000,000	981,324
Rohm & Haas Holdings
6.000%, 09/15/2017	500,000	501,455
PPG Industries Inc.
7.400%, 08/15/2019	500,000	557,577
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	547,140

		5,021,567

Commercial Service/Supply (1.31%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	497,829
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	505,757
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	503,825
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	489,201
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	943,135
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	480,692
5.750%, 09/15/2017	500,000	500,724

		3,921,163

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (0.50%)
International Business Machines Corp.
4.250%, 09/15/2009	$500,000	$496,846
4.950%, 03/22/2011	500,000	498,023
5.700%, 09/14/2017	500,000	502,620

		1,497,489

Consumer & Marketing (2.99%)
The Gillette Co.
2.500%, 06/01/2008	500,000	491,397
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	491,615
Clorox Co.
4.200%, 01/15/2010	500,000	490,299
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	492,034
Avon Products Inc.
5.125%, 01/15/2011	500,000	497,624
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,022,312
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	491,963
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	478,400
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	982,395
Clorox Co.
5.000%, 01/15/2015	500,000	476,101
Black & Decker Corp.
5.750%, 11/15/2016	500,000	488,543
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	983,142
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	515,013
6.250%, 07/15/2018	1,000,000	1,033,164

		8,934,002

Electronic/Electrical Mfg. (0.75%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	333,922
General Electric Co.
5.000%, 02/01/2013	500,000	495,633
Emerson Electric Co.
4.500%, 05/01/2013	500,000	482,998
4.750%, 10/15/2015	1,000,000	944,971

		2,257,524

Financial Services (5.10%)
JP Morgan Chase & Co.
3.625%, 05/01/2008	500,000	495,232
Caterpillar Financial Services Corp.
2.700%, 07/15/2008	500,000	490,717
4.500%, 06/15/2009	500,000	495,849

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Household Finance Corp.
4.125%, 11/16/2009	$1,000,000	$974,663
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	982,169
SLM Corp.
4.500%, 07/26/2010	1,000,000	936,129
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	994,535
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	999,059
American Express Credit
5.000%, 12/02/2010	1,000,000	995,951
Household Finance Corp.
5.250%, 01/14/2011	500,000	498,196
SLM Corp.
5.450%, 04/25/2011	500,000	471,168
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	509,237
American Express Co.
5.250%, 09/12/2011	500,000	498,395
Western Union Co.
5.400%, 11/17/2011	500,000	499,054
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	484,445
JP Morgan Chase & Co.
5.375%, 01/15/2014	500,000	496,673
Citigroup Inc.
5.125%, 05/05/2014	500,000	486,979
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	480,385
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	476,276
Citigroup Inc.
5.300%, 01/07/2016	500,000	487,482
JP Morgan Chase & Co.
5.875%, 06/13/2016	500,000	501,129
Western Union Co.
5.930%, 10/01/2016	500,000	493,161
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	490,775
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	504,553
JP Morgan Chase & Co.
6.000%, 10/01/2017	500,000	504,847

		15,247,059

Forest Products & Paper (0.53%)
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	520,204
International Paper Co.
5.250%, 04/01/2016	500,000	472,780

	Principal amount	Value
Corporate Bonds (Cont.)
Forest Products & Paper (Cont.)
Willamette Industries Inc.
9.000%, 10/01/2021	$500,000	$587,797

		1,580,781

Health Care (7.18%)
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	986,701
Abbott Laboratories
3.500%, 02/17/2009	500,000	490,714
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	996,936
Amgen Inc.
4.000%, 11/18/2009	500,000	488,752
Genentech Inc.
4.400%, 07/15/2010	1,000,000	987,327
Medtronic Inc.
4.375%, 09/15/2010	500,000	493,803
Abbott Laboratories
5.600%, 05/15/2011	750,000	763,909
Johnson & Johnson
5.150%, 08/15/2012	500,000	508,137
AstraZeneca PLC SP
5.400%, 09/15/2012	500,000	503,931
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	479,409
Wyeth
5.500%, 03/15/2013	500,000	498,981
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	482,270
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	950,219
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	993,287
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	960,922
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	940,261
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	990,073
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	897,500
Amgen Inc.
4.850%, 11/18/2014	500,000	474,538
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	476,530
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	935,639
Medtronic Inc.
4.750%, 09/15/2015	500,000	469,272
Abbott Laboratories
5.875%, 05/15/2016	750,000	756,751

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Baxter International Inc.
5.900%, 09/01/2016	$500,000	$504,102
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	1,944,702
Wyeth
5.450%, 04/01/2017	500,000	488,783
Amgen Inc. (a)
5.850%, 06/01/2017	500,000	495,234
Johnson & Johnson
5.550%, 08/15/2017	500,000	507,938
AstraZeneca PLC SP
5.900%, 09/15/2017	500,000	507,534
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	502,247

		21,476,402

Machinery & Manufacturing (4.55%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,023,548
United Technologies Corp.
4.375%, 05/01/2010	500,000	494,688
Deere & Co.
7.850%, 05/15/2010	500,000	536,188
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,000,460
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	491,207
Goodrich Corp.
7.625%, 12/15/2012	500,000	554,311
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	491,950
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	501,942
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	733,210
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	962,620
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	932,999
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	466,939
Dover Corp.
4.875%, 10/15/2015	1,000,000	948,627
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	989,957
Caterpillar Inc.
5.700%, 08/15/2016	500,000	498,929
Eaton Corp.
5.300%, 03/15/2017	1,000,000	968,923
Honeywell International Inc.
5.300%, 03/15/2017	500,000	487,305

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Cooper U.S. Inc.
6.100%, 07/01/2017	$500,000	$512,473

		13,596,276

Media & Broadcasting (2.12%)
Knight-Ridder Inc.
9.875%, 04/15/2009	500,000	526,442
New York Times Co.
4.500%, 03/15/2010	500,000	486,582
Gannett Co.
5.750%, 06/01/2011	1,000,000	1,010,883
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,014,277
Thomson Corp.
5.700%, 10/01/2014	1,000,000	991,540
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	828,337
New York Times Co.
5.000%, 03/15/2015	500,000	471,476
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,003,777

		6,333,314

Mining & Metals (2.03%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	979,196
BHP Billiton Finance
5.000%, 12/15/2010	500,000	500,862
5.125%, 03/29/2012	500,000	497,720
4.800%, 04/15/2013	500,000	487,307
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	958,524
Alcan Inc.
5.000%, 06/01/2015	1,000,000	955,668
Alcoa Inc.
5.550%, 02/01/2017	500,000	483,021
BHP Billiton Finance
5.400%, 03/29/2017	500,000	487,512
Alcoa Inc.
5.870%, 02/23/2022	750,000	714,273

		6,064,083

Oil & Gas (3.03%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,004,510
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	544,892
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,539,808
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	512,763

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips Canada
5.300%, 04/15/2012	$500,000	$500,587
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	502,120
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	990,409
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	498,066
Apache Corp.
5.625%, 01/15/2017	500,000	492,682
Shell International Finance
5.200%, 03/22/2017	500,000	491,962
Canadian National Resources
5.700%, 05/15/2017	500,000	488,089
Weatherford International Inc. (a)
6.350%, 06/15/2017	500,000	508,631
EOG Resources Inc.
5.875%, 09/15/2017	500,000	499,832
Husky Energy Inc.
6.200%, 09/15/2017	500,000	503,705

		9,078,056

Retailers (4.91%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	992,334
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	993,462
CVS Corp.
4.000%, 09/15/2009	1,000,000	979,610
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	970,528
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	979,759
Home Depot Inc.
4.625%, 08/15/2010	500,000	487,454
Safeway Inc.
4.950%, 08/16/2010	500,000	495,971
Albertson’s Inc.
7.500%, 02/15/2011	500,000	509,609
Home Depot Inc.
5.200%, 03/01/2011	500,000	494,887
CVS Corp.
5.750%, 08/15/2011	500,000	506,493
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,003,110
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	504,902
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	963,750
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	938,182

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Lowe’s Companies Inc.
5.000%, 10/15/2015	$1,000,000	$941,249
Target Corp.
5.875%, 07/15/2016	1,000,000	999,959
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	480,293
McDonald’s Corp.
5.300%, 03/15/2017	500,000	485,526
Target Corp.
5.375%, 05/01/2017	500,000	479,564
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	488,026

		14,694,668

Telecom & Telecom Equipment (2.69%)
GTE North Inc.
5.650%, 11/15/2008	500,000	501,786
Vodafone Group PLC
7.750%, 02/15/2010	500,000	527,911
Deutsche Telekom International Finance
8.000%, 06/15/2010	500,000	535,590
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,008,594
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,009,302
Vodafone Group PLC
5.500%, 06/15/2011	500,000	501,331
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	523,541
Alltel Corp.
7.000%, 07/01/2012	500,000	452,556
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,010,754
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	973,333
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	991,508

		8,036,206

Utilities & Energy (9.07%)
Alabama Power Co.
7.125%, 10/01/2007	300,000	300,000
3.125%, 05/01/2008	500,000	494,128
Pacificorp
4.300%, 09/15/2008	1,000,000	990,737
Duke Energy Corp.
4.500%, 04/01/2010	500,000	494,918
Progress Energy Florida
4.500%, 06/01/2010	500,000	493,959
Commonwealth Edison
4.740%, 08/15/2010	500,000	492,119

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Puget Sound Energy Inc.
7.690%, 02/01/2011	$500,000	$534,014
Reliant Energy
7.750%, 02/15/2011	500,000	531,465
Appalachian Power Co.
5.550%, 04/01/2011	500,000	498,948
Commonwealth Edison
5.400%, 12/15/2011	500,000	499,641
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	509,036
Tampa Electric Co.
6.875%, 06/15/2012	500,000	529,840
Appalachian Power Co.
5.650%, 08/15/2012	500,000	503,402
Northern States Power Co.
8.000%, 08/28/2012	500,000	556,107
Southern California Gas
4.800%, 10/01/2012	500,000	488,789
Georgia Power
5.125%, 11/15/2012	200,000	197,847
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	984,404
Florida Power Corp.
4.800%, 03/01/2013	500,000	482,902
Peoples Gas Lt.
4.625%, 05/01/2013	500,000	476,231
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	953,159
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	487,027
PSI Energy
5.000%, 09/15/2013	1,000,000	961,213
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	951,362
Union Electric Co.
5.500%, 05/15/2014	500,000	491,040
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	944,336
Union Electric Co.
4.750%, 04/01/2015	500,000	466,176
Commonwealth Edison
4.700%, 04/15/2015	500,000	463,086
Southwestern Electric Power
5.375%, 04/15/2015	500,000	481,884
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	487,779
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	977,002
Virginia Electric & Power
5.400%, 01/15/2016	500,000	483,153
Ohio Power Co.
6.000%, 06/01/2016	500,000	502,330

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison
5.950%, 08/15/2016	$500,000	$498,291
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	492,170
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	484,834
Georgia Power Co.
5.700%, 06/01/2017	500,000	499,993
Jersey Central Power & Light (a)
5.650%, 06/01/2017	1,000,000	968,906
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	507,933
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	994,133
Union Electric Co.
6.400%, 06/15/2017	500,000	515,269
Florida Power Corp.
5.800%, 09/15/2017	500,000	501,518
Virginia Electric & Power
5.950%, 09/15/2017	500,000	499,275
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	473,379
Southern California Gas
5.450%, 04/15/2018	500,000	491,004
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	495,084
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,015,190

		27,145,013

Total Corporate Bonds
(cost $182,353,749)		180,283,784

Taxable Municipal Bonds (0.65%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	935,400
Illinois State
3.850%, 06/01/2013	1,000,000	995,080

Total Taxable Municipal Bonds
(cost $1,998,775)		1,930,480

Foreign Government Bonds (0.17%)
Province of Ontario
5.500%, 10/01/2008	500,000	504,721

Total Foreign Government Bonds
(cost $493,975)		504,721

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Commercial Mortgage Back Securities (3.28%)
Bear Stearns Commercial Mortgage Securities Series 2007 - T26 Class A4
5.4710%,01/12/2045	$2,000,000	$1,980,098
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.3670%,03/15/2036	2,000,000	1,885,206
Morgan Stanley Capital Series 2004 - T13 Class A4
4.6600%,09/13/2045	2,000,000	1,918,772
Morgan Stanley Capital Series 2006-T23 Class A4
5.8098%,08/12/2041	2,000,000	2,052,720
Morgan Stanley Capital Series 2007-T25 Class A3
5.5140%,11/12/2049	2,000,000	1,987,884

Total Commercial Mortgage Back Securities
(cost $9,677,699)		9,824,680

Government Agency Securities (30.24%) (b)
Agency Notes & Bonds (8.54%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,041,342
4.500%, 07/15/2013	1,500,000	1,482,640
5.200%, 03/05/2019	2,000,000	1,967,640
5.300%, 05/12/2020	3,000,000	2,934,450
Federal National Mortgage Association
6.625%, 10/15/2007	500,000	500,298
3.250%, 01/15/2008	3,000,000	2,983,473
3.250%, 08/15/2008	1,500,000	1,482,059
6.625%, 11/15/2010	1,000,000	1,062,827
4.375%, 09/15/2012	1,500,000	1,484,643
5.550%, 02/16/2017	5,000,000	5,045,720
5.500%, 05/10/2027	5,000,000	4,944,705
7.125%, 01/15/2030	500,000	619,975

		25,549,772

Mortgage-Backed Securities (21.70%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	545,334	536,064
5.000%, 09/01/2018	508,004	499,593
5.000%, 09/01/2018	479,729	471,574
5.500%, 11/01/2018	452,992	452,633
4.500%, 11/01/2018	1,100,641	1,062,227
5.000%, 01/01/2019	502,034	492,994
5.000%, 04/01/2019	535,198	525,560
4.500%, 05/01/2019	603,806	581,761

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
4.000%, 05/01/2019	$695,072	$655,165
5.500%, 06/01/2019	814,583	813,068
5.000%, 01/01/2020	620,687	609,510
5.500%, 04/01/2020	664,962	663,255
5.500%, 07/01/2020	1,358,035	1,355,509
6.000%, 07/01/2021	1,640,088	1,660,814
6.000%, 11/01/2028	74,899	75,521
6.500%, 06/01/2029	113,029	115,980
7.500%, 12/01/2030	6,456	6,754
7.000%, 07/01/2031	12,687	13,172
6.500%, 09/01/2031	21,242	21,769
6.000%, 11/01/2032	309,875	311,618
6.000%, 12/01/2032	149,520	150,361
5.500%, 05/01/2033	1,869,569	1,835,909
5.500%, 07/01/2033	1,387,446	1,362,466
5.000%, 08/01/2033	1,296,086	1,240,624
5.500%, 03/01/2034	589,391	578,323
5.000%, 04/01/2034	1,133,462	1,084,043
6.000%, 07/01/2034	1,491,840	1,496,840
5.000%, 05/01/2035	1,543,842	1,475,090
5.500%, 05/01/2035	1,603,751	1,572,301
4.500%, 08/01/2035	880,112	817,749
5.000%, 10/01/2035	1,400,476	1,338,109
6.500%, 08/01/2036	1,648,197	1,678,072
Federal National Mortgage Association
6.000%, 09/01/2013	201,388	204,389
5.500%, 12/01/2016	117,468	117,663
5.500%, 01/01/2017	59,227	59,326
5.500%, 01/01/2017	451,067	451,817
6.500%, 01/01/2017	49,818	51,120
5.500%, 02/01/2017	433,617	434,337
5.000%, 03/01/2017	455,496	448,157
6.000%, 04/01/2017	71,461	72,567
5.500%, 01/01/2018	263,413	263,628
5.000%, 02/01/2018	568,542	559,381
5.000%, 05/01/2018	438,668	431,497
5.000%, 05/01/2018	874,567	859,680
5.000%, 05/01/2018	889,506	874,365
4.500%, 05/01/2018	1,075,030	1,037,856
4.500%, 05/01/2018	1,052,252	1,015,865
4.500%, 03/01/2019	623,444	601,522
5.500%, 10/01/2019	1,204,085	1,202,713
5.000%, 11/01/2019	1,205,740	1,184,038
4.500%, 12/01/2019	676,311	651,821
5.000%, 06/01/2020	1,033,146	1,012,974
4.500%, 09/01/2020	1,182,265	1,138,178
5.500%, 05/01/2021	826,647	824,854
7.500%, 09/01/2029	63,865	66,952
8.000%, 03/01/2030	12,418	13,088
6.500%, 05/01/2030	99,511	102,130
6.500%, 08/01/2031	27,863	28,560
7.000%, 08/01/2031	7,891	8,217

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
6.500%, 10/01/2031	$65,330	$66,965
6.000%, 11/01/2031	48,591	48,941
7.000%, 01/01/2032	72,827	75,838
6.500%, 03/01/2032	38,481	39,444
6.000%, 03/01/2032	84,282	84,890
6.500%, 04/01/2032	258,479	264,725
7.000%, 04/01/2032	67,868	70,616
6.500%, 05/01/2032	626,891	646,154
6.000%, 05/01/2032	67,287	67,683
6.500%, 06/01/2032	81,310	83,275
7.000%, 06/01/2032	129,793	135,049
7.000%, 06/01/2032	92,097	95,826
6.500%, 07/01/2032	218,597	223,879
6.000%, 08/01/2032	345,570	347,603
5.500%, 10/01/2032	1,186,751	1,166,126
6.500%, 10/01/2032	393,857	403,374
6.000%, 11/01/2032	375,225	377,432
6.000%, 01/01/2033	243,051	244,481
5.500%, 03/01/2033	392,460	385,508
5.500%, 03/01/2033	929,309	912,846
6.000%, 04/01/2033	608,201	611,273
5.000%, 05/01/2033	598,372	572,802
5.000%, 05/01/2033	699,958	670,046
5.000%, 08/01/2033	1,191,636	1,140,714
5.500%, 10/01/2033	847,583	832,568
5.000%, 03/01/2034	1,893,584	1,812,665
5.500%, 05/01/2034	1,182,752	1,160,864
6.000%, 07/01/2034	694,371	696,914
5.500%, 12/01/2034	1,604,579	1,574,884
5.500%, 04/01/2035	1,361,061	1,334,758
5.500%, 07/01/2035	1,884,280	1,847,865
5.000%, 10/01/2035	1,269,625	1,213,050
5.000%, 11/01/2035	878,829	839,668
6.000%, 08/01/2036	2,524,983	2,529,187
Government National Mortgage Association
6.000%, 05/15/2017	215,838	219,061
6.500%, 06/15/2028	112,585	115,571
6.000%, 11/15/2028	122,686	123,905
6.500%, 03/15/2029	133,554	136,970
7.000%, 06/15/2029	92,242	96,660
7.500%, 08/20/2030	26,612	27,815
6.000%, 01/15/2032	74,280	74,922
5.500%, 10/15/2033	831,493	821,054
5.000%, 11/20/2033	1,098,111	1,055,282
6.000%, 12/20/2033	378,015	380,564

		64,900,840

Total Government Agency Securities
(cost $91,948,495)		90,450,612

	Shares or principal amount	Value
U.S. Treasury Obligations (4.62%)
U.S. Treasury Bonds
7.250%, 05/15/2016	$2,600,000	$3,095,017
7.500%, 11/15/2016	1,500,000	1,822,149
8.125%, 08/15/2019	750,000	976,933
6.250%, 08/15/2023	3,000,000	3,446,484
6.875%, 08/15/2025	1,000,000	1,233,438

U.S. Treasury Notes
5.625%, 05/15/2008	3,000,000	3,026,718
6.500%, 02/15/2010	200,000	211,234

Total U.S. Treasury Obligations
(cost $13,474,878)		13,811,973

Short-term Investments (0.23%)
JPMorgan Prime Money Market Fund	697,430	697,430

Total Short-term Investments
(cost $697,430)		697,430

TOTAL INVESTMENTS (99.46%)
(cost $300,645,001)		297,503,680
OTHER ASSETS, NET OF LIABILITIES (0.54%)		1,619,070

NET ASSETS (100.00%)		$299,122,750

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $1,972,771 or 0.66% of the net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (97.64%) (b)
Alabama (0.96%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aaa	$1,000,000	$1,045,550

Arizona (0.82%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	885,000	897,505

California (10.93%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,586,970
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	938,592
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,489,414
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,598,250
State of California, General Obligation Bonds	5.250%	02/01/2019	A1	2,200,000	2,336,070
State of California, Various Purpose General Obligation Bonds (Prerefunded to 02-01-2012 @ 100) (c)	5.000%	02/01/2019	A1	650,000	688,811
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aaa	1,000,000	1,058,640
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	Aaa	560,000	568,260
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A1	600,000	620,934
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aaa	1,000,000	1,022,010

					11,907,951

Colorado (3.26%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,442,760
El Paso County School District No. 2 - Harrison El Paso County Colorado, General Obligation Refunding Bonds Series 2007	4.375%	12/01/2020	Aaa	1,415,000	1,414,222
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aaa	675,000	695,128

					3,552,110

Connecticut (1.02%)
Town of New Canaan, Connecticut	4.500%	04/01/2020	Aaa	475,000	479,237
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	Aaa	600,000	634,014

					1,113,251

Delaware (1.57%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	Aaa	1,625,000	1,706,412

Florida (0.89%)
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	Aaa	1,000,000	970,710

Georgia (0.96%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aaa	1,000,000	1,051,010

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (2.79%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	$500,000	$527,800
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,041,060
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	Aaa	1,430,000	1,469,497

					3,038,357

Illinois (0.97%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,061,800

Indiana (1.35%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	1,410,000	1,467,176

Iowa (0.47%)
Des Moines, Iowa, Urban Renewal Series D	5.000%	06/01/2022	Aa2	500,000	511,460

Kansas (5.35%)
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2000A (Prerefunded to 09-01-2010 @ 100) (c)	5.750%	09/01/2013	Aa2	200,000	212,232
Johnson County, Kansas, Unified School District Number 229, Series A (Prerefunded to 10-01-2008 @ 100) (c)	5.500%	10/01/2016	AA	2,000,000	2,039,740
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	766,632
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa2	1,020,000	1,026,334
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,025,250
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	235,000	245,878
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	255,665
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	260,330

					5,832,061

Maryland (2.19%)
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,329,250
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2023	Aaa	1,000,000	1,054,570

					2,383,820

Massachusetts (1.99%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (c)	5.500%	01/01/2015	Aa2	1,000,000	1,085,530
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,081,080

					2,166,610

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (4.40%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (c)	5.250%	05/01/2019	Aa2	$2,325,000	$2,422,069
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.250%	11/01/2020	Aa3	1,285,000	1,348,504
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aaa	1,000,000	1,018,460

					4,789,033

Minnesota (3.41%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aaa	2,500,000	2,655,050
Independent School District Number 622, North St. Paul-Maplewood-Oakdale, Minnesota, General Obligation Refunding Bonds, Series 2006B	5.000%	08/01/2022	Aaa	1,000,000	1,061,160

					3,716,210

Mississippi (2.21%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.500%	11/01/2015	AA	2,280,000	2,409,162

Missouri (6.62%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @ 100) (c)	5.000%	03/01/2016	AA+	1,250,000	1,321,800
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,219,149
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000 (Prerefunded to 02-01-2011 @ 100) (c)	5.000%	02/01/2017	Aaa	2,500,000	2,612,725
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa	1,000,000	1,010,290
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,047,360

					7,211,324

Montana (0.30%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA-	315,000	329,364

Nebraska (1.54%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,682,884

New Hampshire (3.89%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aaa	1,510,000	1,577,391
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aaa	1,580,000	1,643,548
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aaa	1,000,000	1,018,890

					4,239,829

New Jersey (1.46%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Aaa	1,500,000	1,586,145

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (2.22%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	$1,300,000	$1,368,211
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aaa	1,000,000	1,054,540

					2,422,751

North Carolina (1.93%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 101) (c)	5.000%	06/01/2018	Aa2	1,000,000	1,058,120
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,042,760

					2,100,880

Ohio (4.98%)
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2000-1 (Prerefunded to 11-15-2010 @ 101) (c)	5.500%	11/15/2014	Aaa	1,900,000	2,027,091
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,063,960
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2020	Aa1	1,270,000	1,331,747
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	1,000,000	998,300

					5,421,098

Oregon (6.20%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	1,000,000	1,071,600
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.625%	06/15/2017	Aa2	1,500,000	1,606,950
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.000%	06/15/2018	Aa2	2,000,000	2,099,620
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	751,325
Administrative School District No. 1 (Bend-La Pine), Deschutes County, Oregon, General Obligation Bonds, Series 2007	4.750%	06/15/2023	Aaa	1,190,000	1,229,175

					6,758,670

Pennsylvania (0.92%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2022	Aaa	1,000,000	1,001,820

Rhode Island (1.88%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,025,110
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aaa	1,000,000	1,026,020

					2,051,130

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Dakota (0.92%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aaa	$1,000,000	$996,660

Tennessee (4.46%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded to 05-01-2010 @ 100) (c)	5.400%	05/01/2013	Aa2	1,440,000	1,506,110
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 03-01-2010 @ 100) (c)	5.400%	03/01/2020	Aa1	2,245,000	2,340,615
Putnam County, Tennessee, General Obligation School Bonds, Series 2007 (ULT)	4.750%	04/01/2025	Aaa	1,000,000	1,016,050

					4,862,775

Texas (6.87%)
City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Revenue Refunding Bonds, Series 2000 (Prerefunded to 10-01-2010 @ 100) (c)	5.500%	10/01/2013	Aa2	2,300,000	2,427,006
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2015	Aa1	2,300,000	2,412,493
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,649,399

					7,488,898

Utah (1.11%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	Aaa	680,000	741,996
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aaa	440,000	462,330

					1,204,326

Virginia (3.44%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded to 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,000,000	1,036,390
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,086,190
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	630,000	630,435
Fairfax County, Virginia Public Improvement Bonds, Series 2007 A	4.375%	04/01/2023	Aaa	1,000,000	998,320

					3,751,335

Wisconsin (3.36%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (c)	5.300%	05/01/2018	Aa3	2,500,000	2,639,675
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2024	Aaa	1,000,000	1,019,730

					3,659,405

Total Long-term Municipal Bonds
(cost $103,606,065)					106,389,482

Short-term Municipal Bonds (0.96%)
Kansas (0.69%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-3 (d)	3.860%	09/01/2019	Aa2	750,000	750,000

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Short-term Municipal Bonds (Cont.)
Washington (0.27%)
Washington Public Power Supply System, Projects Nos. 1 and 3 Refunding Electric Revenue Bonds (d)	3.870%	07/01/2017	AA-	$300,000	$300,000

Total Short-term Municipal Bonds
(cost $1,049,987)					1,050,000

Short-term Investments (0.23%)
JPMorgan Tax Free Money Market Fund				244,388	244,388

Total Short-term Investments
(cost $244,388)					244,388

TOTAL INVESTMENTS (98.83%)
(cost $104,900,440)					107,683,870
OTHER ASSETS, NET OF LIABILITIES (1.17%)					1,276,344

NET ASSETS (100.00%)					$108,960,214

(a)	Rates are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 35.86% Advanced Refund Bonds, 32.10% General Obligation Bonds, and 32.04% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(d)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Principal amount	Value
Short-term Investments (99.39%)
Agriculture, Foods, & Beverage (2.40%)
Coca-Cola Co. (a)
5.200% to 5.210%, 10/30/2007	$2,300,000	$2,289,690
5.240%, 11/30/2007	1,300,000	1,288,268

		3,577,958

Automotive (19.05%)
American Honda Finance Corp.
5.230%, 10/02/2007	6,900,000	6,896,993
New Center Asset Trust
5.220% to 5.230%, 10/05/2007	6,900,000	6,893,995
Toyota Motor Credit Corp.
5.240%, 10/18/2007	7,337,000	7,316,709
FCAR Owner Trust Series I
5.150%, 11/15/2007	7,370,000	7,320,447

		28,428,144

Computers (2.58%)
International Business Machines Corp. (a)
5.100%, 12/28/2007	3,900,000	3,850,275

Financial Services (23.99%)
Caterpillar Financial Services Corp.
5.210% to 5.220%, 10/01/2007	6,900,000	6,898,001
HSBC Finance Corp.
5.280%, 10/16/2007	7,117,000	7,099,255
Citigroup Funding
5.300%, 10/23/2007	7,255,000	7,229,365
Chevron Funding Corp.
4.700%, 11/02/2007	7,300,000	7,267,596
General Electric Capital Corp.
5.150%, 11/13/2007	7,358,000	7,310,633

		35,804,850

Government Agency Securities (40.21%) (b)
Federal National Mortgage Association
5.140%, 10/03/2007	5,000,000	4,997,144
5.145%, 10/10/2007	5,000,000	4,992,140
4.726%, 10/24/2007	6,050,000	6,030,144
5.000%, 10/31/2007	3,709,000	3,692,516
5.130%, 11/07/2007	6,822,000	6,785,032
4.841%, 11/27/2007	5,000,000	4,960,331
Federal Home Loan Mortgage Corp.
5.145%, 10/09/2007	9,872,000	9,857,897
Federal Home Loan Bank
4.900%, 11/21/2007	6,368,000	6,322,022
4.980%, 11/28/2007	5,000,000	4,958,500
4.580%, 12/07/2007	1,500,000	1,486,832

	Shares or principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
4.555%, 12/26/2007	$6,000,000	$5,933,193

		60,015,751

Health Care (8.32%)
Abbott Laboratories (a)
4.960%, 10/15/2007	2,100,000	2,095,371
5.150%, 10/23/2007	3,000,000	2,989,700
Merck & Co. Inc.
4.720%, 10/26/2007	7,360,000	7,333,945

		12,419,016

Registered Investment Companies (1.50%)
JPMorgan Prime Money Market Fund	2,248,368	2,248,368

Telecom & Telecom Equipment (1.34%)
AT&T Inc. (a)
5.240%, 10/11/2007	2,000,000	1,996,507

Total Short-term Investments
(cost $148,340,869)		148,340,869

TOTAL INVESTMENTS (99.39%)
(cost $148,340,869)		148,340,869
OTHER ASSETS, NET OF LIABILITIES (0.61%)		908,247

NET ASSETS (100.00%)		$149,249,116

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $14,509,811 or 9.72% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The International Equity Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)

“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell ® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Schedule of Investments for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective Fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

(4)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULE OF INVESTMENTS (continued)

(Unaudited)

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be fair valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of September 30, 2007. For the Feeder Funds, see the Notes to Schedule of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At September 30, 2007, there were no commitments for such securities in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

The Funds offer multiple classes of shares. As of May 1, 2006, the previously existing “Class A” and “Class B” shares were renamed “Legacy Class A” and “Legacy Class B” shares, and on that same day new Class A and new Class B shares were offered to the public. Any shareholder who owned former Class A or former Class B shares as of April 30, 2006, became the owner of the same number of Legacy Class A or Legacy Class B shares as of May 1, 2006.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds (except the Tax Advantaged Bond Fund) only by qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 Shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 09/30/2007
S&P 500 Index Fund	S&P 500 Index Master Portfolio	24.06%
LifePath Income Fund	LifePath Retirement Master Portfolio	55.46%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	48.87%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	47.36%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	49.95%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	51.59%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Schedule of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio at fair value based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Schedule of Investments included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

The Equity and Bond Fund and the LifePath Income Fund have accrued estimated tax administration expenses for a potential closing agreement with the Internal Revenue Service (IRS) with respect to a federal tax issue. The closing agreement proposes to resolve uncertainty surrounding distributions paid by these two Funds for tax years 2003 through 2006. Distributions among classes of these two Funds made during 2003 through 2006 might be considered to be preferential under applicable tax rules and procedures due to the calculation methodology used by SFIMC, the Funds’ accounting agent, which was changed beginning in December 2006. The Trust’s management estimates the IRS may assess fees of $150,000 to the Equity and Bond Fund and $200,000 to the LifePath Income Fund as a result of entering into the closing agreement. SFIMC has agreed to reimburse the Equity and Bond Fund up to $150,000 and the LifePath Income Fund up to $200,000 of these estimated fees.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULE OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2007, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$304,434,360	$51,525,054	$(13,934,336)	$37,590,718
Small/Mid Cap Equity Fund	153,694,414	31,593,150	(6,682,095)	24,911,055
International Equity Fund	101,791,017	40,259,123	(2,859,877)	37,399,246
Small Cap Index Fund	278,475,592	84,487,233	(25,883,505)	58,603,728
International Index Fund	192,955,984	95,774,166	(4,675,465)	91,098,701
Equity and Bond Fund	190,192,066	20,041,901	(568,220)	19,473,681
Bond Fund	300,645,001	2,117,466	(5,258,787)	(3,141,321)
Tax Advantaged Bond Fund	104,900,440	2,902,440	(119,010)	2,783,430
Money Market Fund	148,340,869	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes To Schedule of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Notes To Schedule of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes To Schedule of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $449,455 as ordinary income for federal income tax purposes during 2006. The International Index Fund recognized unrealized appreciation of $1,046,536 as ordinary income for federal income tax purposes during 2006. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2006 was $1,592,680 for the International Equity Fund and $1,836,830 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2007. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at September 30, 2007:

International Equity Fund

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
1,486,141	Australian Dollar	5	10/02/2007-12/20/2007	1,315,635	$71,528
77,482	British Pound	4	10/01/2007-10/03/2007	158,526	626
25,408	Canadian Dollar	2	10/01/2007-10/02/2007	25,545	3
671,910	Euro	6	10/01/2007-12/20/2007	959,187	15,010
346,164,885	Japanese Yen	10	10/01/2007-12/20/2007	3,038,270	(12,278)
631,340	Swiss Franc	2	10/30/2007	543,457	(14,922)

				Total	$59,967

International Index Fund

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
892,796	Australian Dollar	4	12/19/2007	789,647	$(11,203)
1,066,681	British Pound	5	12/19/2007	2,178,643	(3,156)
5,236,536	Euro	6	12/19/2007	7,477,962	24,165
1,087,399	Hong Kong Dollar	2	12/19/2007	139,929	71
384,952,054	Japanese Yen	5	12/19/2007	3,382,373	(14,701)

				Total	$(4,824)

The Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2007:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	116	$9,103,278	$9,433,120	Long	December ‘07	$329,842

Total							$329,842

International Index Fund	Hang Seng Index	1	171,722	174,947	Long	October ‘07	3,225
International Index Fund	DJ Euro Stoxx 50	28	1,688,661	1,756,469	Long	December ‘07	67,808
International Index Fund	FTSE 100 IDX	9	1,181,194	1,195,425	Long	December ‘07	14,231
International Index Fund	Share Price Index	4	569,819	584,598	Long	December ‘07	14,779
International Index Fund	TOPIX Index	7	933,357	988,393	Long	December ‘07	55,036

Total							$155,079

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (97.00%)
Advertising (0.15%)
Interpublic Group of Companies Inc. (The)(a)(b)	92,872	$964,011
Omnicom Group Inc. (b)	69,842	3,358,702

		4,322,713

Aerospace & Defense (2.31%)
Boeing Co. (The)	162,180	17,027,278
General Dynamics Corp. (b)	83,051	7,015,318
Goodrich Corp. (b)	25,555	1,743,618
L-3 Communications Holdings Inc.	25,514	2,606,000
Lockheed Martin Corp.	72,809	7,899,048
Northrop Grumman Corp.	70,607	5,507,346
Raytheon Co. (b)	90,883	5,800,153
Rockwell Collins Inc.	34,478	2,518,273
United Technologies Corp.	205,299	16,522,464

		66,639,498

Agriculture (1.67%)
Altria Group Inc.	435,071	30,250,487
Archer-Daniels-Midland Co.	134,340	4,443,967
Monsanto Co. (b)	112,558	9,650,723
Reynolds American Inc. (b)	35,001	2,225,714
UST Inc. (b)	32,833	1,628,517

		48,199,408

Airlines (0.08%)
Southwest Airlines Co. (b)	161,682	2,392,894

		2,392,894

Apparel (0.41%)
Coach Inc. (a)	75,727	3,579,615
Jones Apparel Group Inc. (b)	22,672	479,059
Liz Claiborne Inc. (b)	20,949	719,179
Nike Inc. Class B	77,984	4,574,541
Polo Ralph Lauren Corp.	12,453	968,221
VF Corp. (b)	18,226	1,471,749

		11,792,364

Auto Manufacturers (0.42%)
Ford Motor Co. (a)(b)	428,704	3,639,697
General Motors Corp. (b)	115,579	4,241,749
PACCAR Inc. (b)	51,054	4,352,354

		12,233,800

Auto Parts & Equipment (0.21%)
Goodyear Tire & Rubber Co. (The)(a)	41,316	1,256,420
Johnson Controls Inc.	40,560	4,790,542

		6,046,962

Banks (5.70%)
Banco Bilbao Vizcaya Argentaria SA SP ADR	1	22
Bank of America Corp.	918,829	46,189,534
Bank of New York Mellon Corp. (The)	233,052	10,286,915
BB&T Corp.	111,759	4,513,946
Comerica Inc.	32,626	1,673,061
Commerce Bancorp Inc.	38,344	1,486,980
Discover Financial Services LLC (a)	105,234	2,188,867
Fifth Third Bancorp (b)	114,063	3,864,454
First Horizon National Corp. (b)	25,534	680,736
Huntington Bancshares Inc.	75,447	1,281,090
KeyCorp	82,035	2,652,192
M&T Bank Corp. (b)	15,826	1,637,200
Marshall & Ilsley Corp. (b)	52,668	2,305,278
National City Corp. (b)	126,157	3,165,279

Security	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
Northern Trust Corp.	38,275	$2,536,484
PNC Financial Services Group Inc. (The)	70,844	4,824,476
Regions Financial Corp.	149,042	4,393,758
State Street Corp.	82,001	5,589,188
SunTrust Banks Inc.	73,126	5,533,444
Synovus Financial Corp. (b)	66,690	1,870,655
U.S. Bancorp (b)	362,329	11,786,562
Wachovia Corp.	394,365	19,777,405
Wells Fargo & Co.	690,178	24,584,140
Zions Bancorporation	22,159	1,521,659

		164,343,325

Beverages (2.16%)
Anheuser-Busch Companies Inc.	157,219	7,859,378
Brown-Forman Corp. Class B (b)	16,146	1,209,497
Coca-Cola Co. (The)	415,586	23,883,727
Coca-Cola Enterprises Inc.	56,780	1,375,212
Constellation Brands Inc. Class A (a)(b)	42,569	1,030,595
Molson Coors Brewing Co. Class B	12,723	1,268,101
Pepsi Bottling Group Inc.	27,577	1,025,037
PepsiCo Inc.	335,937	24,610,745

		62,262,292

Biotechnology (0.92%)
Amgen Inc. (a)	225,461	12,754,329
Biogen Idec Inc. (a)	59,034	3,915,725
Celgene Corp. (a)(b)	77,697	5,540,573
Genzyme Corp. (a)(b)	53,706	3,327,624
Millipore Corp. (a)(b)	11,586	878,219

		26,416,470

Building Materials (0.11%)
American Standard Companies Inc.	35,538	1,265,864
Masco Corp. (b)	80,794	1,871,997

		3,137,861

Chemicals (1.38%)
Air Products and Chemicals Inc. (b)	45,016	4,400,764
Ashland Inc.	12,844	773,337
Dow Chemical Co. (The)	195,888	8,434,937
Du Pont (E.I.) de Nemours and Co. (b)	189,895	9,411,196
Eastman Chemical Co. (b)	16,934	1,130,006
Ecolab Inc. (b)	36,468	1,721,290
Hercules Inc. (b)	22,474	472,403
International Flavors & Fragrances Inc.	15,978	844,597
PPG Industries Inc.	33,738	2,548,906
Praxair Inc.	65,990	5,527,322
Rohm & Haas Co. (b)	28,866	1,606,970
Sherwin-Williams Co. (The) (b)	22,658	1,488,857
Sigma-Aldrich Corp. (b)	26,829	1,307,645

		39,668,230

Coal (0.15%)
CONSOL Energy Inc. (b)	37,143	1,730,864
Peabody Energy Corp.	53,854	2,577,991

		4,308,855

Commercial Services (0.61%)
Apollo Group Inc. Class A (a)(b)	28,383	1,707,237
Block (H & R) Inc. (b)	65,736	1,392,288
Convergys Corp. (a)	28,199	489,535
Donnelley (R.R.) & Sons Co. (b)	44,218	1,616,610
Equifax Inc.	29,014	1,106,014
McKesson Corp. (b)	60,651	3,565,672
Monster Worldwide Inc. (a)	26,164	891,146
Moody’s Corp. (b)	48,021	2,420,258
Robert Half International Inc.	34,709	1,036,411
Western Union Co.	157,703	3,307,032

		17,532,203

Computers (4.48%)
Affiliated Computer Services Inc. Class A (a)	22,827	1,146,828
Apple Inc. (a)	179,658	27,584,689

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Computers (Cont.)
Cognizant Technology Solutions Corp. (a)(b)	28,952	$2,309,501
Computer Sciences Corp. (a)	35,038	1,958,624
Dell Inc. (a)	467,542	12,904,159
Electronic Data Systems Corp.	105,920	2,313,293
EMC Corp. (a)(b)	441,829	9,190,043
Hewlett-Packard Co.	538,058	26,789,908
International Business Machines Corp.	281,719	33,186,498
Lexmark International Inc. Class A (a)	20,167	837,536
NCR Corp. (a)	36,237	1,804,603
Network Appliance Inc. (a)(b)	76,355	2,054,713
SanDisk Corp. (a)	46,504	2,562,370
Sun Microsystems Inc. (a)	736,902	4,134,020
Unisys Corp. (a)(b)	68,634	454,357

		129,231,142

Cosmetics & Personal Care (2.00%)
Avon Products Inc. (b)	90,814	3,408,249
Colgate-Palmolive Co.	105,166	7,500,439
Estee Lauder Companies Inc. (The) Class A (b)	26,094	1,107,951
Procter & Gamble Co. (The)	649,699	45,699,828

		57,716,467

Distribution & Wholesale (0.11%)
Genuine Parts Co.	34,947	1,747,350
Grainger (W.W.) Inc.	15,209	1,386,909

		3,134,259

Diversified Financial Services (7.37%)
American Express Co.	246,440	14,631,143
Ameriprise Financial Inc.	49,445	3,120,474
Bear Stearns Companies Inc. (The) (b)	24,223	2,974,827
Capital One Financial Corp.	84,790	5,632,600
CIT Group Inc.	40,489	1,627,658
Citigroup Inc.	1,029,907	48,065,760
CME Group Inc. (b)	11,286	6,628,832
Countrywide Financial Corp. (b)	121,365	2,307,149
E*TRADE Financial Corp. (a)	87,145	1,138,114
Federal Home Loan Mortgage Corp.	137,312	8,102,781
Federal National Mortgage Association	200,327	12,181,885
Federated Investors Inc. Class B (b)	18,457	732,743
Franklin Resources Inc.	34,068	4,343,670
Goldman Sachs Group Inc. (The)	84,844	18,389,089
IntercontinentalExchange Inc. (a)	14,375	2,183,562
Janus Capital Group Inc. (b)	37,756	1,067,740
JPMorgan Chase & Co.	705,558	32,328,668
Legg Mason Inc. (b)	26,859	2,263,945
Lehman Brothers Holdings Inc.	109,430	6,755,114
Merrill Lynch & Co. Inc.	180,498	12,865,897
Morgan Stanley	217,185	13,682,655
Rowe (T.) Price Group Inc.	54,352	3,026,863
Schwab (Charles) Corp. (The)	203,400	4,393,440
SLM Corp.	84,111	4,177,793

		212,622,402

Electric (3.09%)
AES Corp. (The) (a)(b)	135,652	2,718,466
Allegheny Energy Inc. (a)	33,702	1,761,267
Ameren Corp. (b)	43,106	2,263,065
American Electric Power Co. Inc.	83,793	3,861,181
CenterPoint Energy Inc. (b)	64,098	1,027,491
CMS Energy Corp. (b)	44,548	749,297
Consolidated Edison Inc. (b)	55,823	2,584,605
Constellation Energy Group Inc.	37,104	3,183,152
Dominion Resources Inc. (b)	60,991	5,141,541
DTE Energy Co.	36,302	1,758,469
Duke Energy Corp. (b)	258,027	4,822,525
Dynegy Inc. Class A (a)(b)	87,247	806,162
Edison International	66,605	3,693,247
Entergy Corp.	41,783	4,524,681
Exelon Corp.	138,307	10,422,816
FirstEnergy Corp.	65,105	4,123,751
FPL Group Inc.	83,191	5,064,668
Integrys Energy Group Inc.	15,344	786,073

Security	Shares	Value
Common Stocks (Cont.)
Electric (Cont.)
PG&E Corp. (b)	73,337	$3,505,509
Pinnacle West Capital Corp. (b)	21,114	834,214
PPL Corp.	78,608	3,639,550
Progress Energy Inc. (b)	52,436	2,456,627
Public Service Enterprise Group Inc. (b)	51,839	4,561,314
Southern Co. (The) (b)	157,151	5,701,438
TECO Energy Inc. (b)	42,072	691,243
TXU Corp.	96,996	6,641,316
Xcel Energy Inc. (b)	83,030	1,788,466

		89,112,134

Electrical Components & Equipment (0.33%)
Emerson Electric Co. (b)	164,103	8,733,562
Molex Inc. (b)	28,459	766,401

		9,499,963

Electronics (0.60%)
Agilent Technologies Inc. (a)(b)	83,656	3,085,233
Applied Biosystems Group	37,353	1,293,908
Jabil Circuit Inc. (b)	38,280	874,315
PerkinElmer Inc.	25,261	737,874
Solectron Corp. (a)	183,556	715,868
Tektronix Inc.	16,709	463,508
Thermo Fisher Scientific Inc. (a)	87,335	5,040,976
Tyco Electronics Ltd. (a)	102,039	3,615,242
Waters Corp. (a)(b)	20,728	1,387,118

		17,214,042

Engineering & Construction (0.09%)
Fluor Corp.	17,971	2,587,465

		2,587,465

Entertainment (0.10%)
International Game Technology Inc.	69,343	2,988,683

		2,988,683

Environmental Control (0.16%)
Allied Waste Industries Inc. (a)	50,926	649,306
Waste Management Inc.	109,393	4,128,492

		4,777,798

Food (1.75%)
Campbell Soup Co.	46,437	1,718,169
ConAgra Foods Inc.	104,058	2,719,036
Dean Foods Co.	27,471	702,708
General Mills Inc.	70,568	4,093,650
Heinz (H.J.) Co.	67,308	3,109,630
Hershey Co. (The) (b)	35,322	1,639,294
Kellogg Co.	52,616	2,946,496
Kraft Foods Inc. (b)	331,395	11,436,441
Kroger Co. (The)	146,597	4,180,946
McCormick & Co. Inc. NVS	26,498	953,133
Safeway Inc. (b)	90,564	2,998,574
Sara Lee Corp.	152,918	2,552,201
SUPERVALU Inc.	42,632	1,663,074
Sysco Corp.	126,333	4,496,191
Tyson Foods Inc. Class A	50,984	910,064
Whole Foods Market Inc. (b)	28,912	1,415,532
Wrigley (William Jr.) Co. (b)	45,021	2,891,699

		50,426,838

Forest Products & Paper (0.36%)
International Paper Co. (b)	92,943	3,333,865
MeadWestvaco Corp.	37,213	1,098,900
Plum Creek Timber Co. Inc. (b)	36,682	1,641,886
Temple-Inland Inc.	22,099	1,163,070
Weyerhaeuser Co.	42,903	3,101,887

		10,339,608

Gas (0.16%)
Nicor Inc. (b)	8,873	380,652
NiSource Inc.	55,293	1,058,308
Sempra Energy	54,249	3,152,952

		4,591,912

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Hand & Machine Tools (0.09%)
Black & Decker Corp. (The) (b)	14,618	$1,217,679
Snap-On Inc.	11,671	578,181
Stanley Works (The) (b)	16,393	920,139

		2,715,999

Health Care-Products (3.04%)
Bard (C.R.) Inc. (b)	21,110	1,861,691
Bausch & Lomb Inc.	10,948	700,672
Baxter International Inc.	133,815	7,531,108
Becton, Dickinson and Co.	50,400	4,135,320
Boston Scientific Corp. (a)(b)	266,829	3,722,265
Covidien Ltd. (a)	102,039	4,234,619
Johnson & Johnson	598,832	39,343,262
Medtronic Inc. (b)	236,984	13,368,267
Patterson Companies Inc. (a) (b)	28,028	1,082,161
St. Jude Medical Inc. (a)(b)	72,203	3,181,986
Stryker Corp. (b)	51,304	3,527,663
Varian Medical Systems Inc. (a)	26,441	1,107,613
Zimmer Holdings Inc. (a)	48,843	3,955,795

		87,752,422

Health Care-Services (1.35%)
Aetna Inc.	108,547	5,890,846
Coventry Health Care Inc. (a)	32,504	2,022,074
Humana Inc. (a)	34,051	2,379,484
Laboratory Corp. of America Holdings (a)	25,588	2,001,749
Manor Care Inc. (b)	15,138	974,887
Quest Diagnostics Inc. (b)	32,510	1,878,103
Tenet Healthcare Corp. (a)(b)	95,718	321,612
UnitedHealth Group Inc.	276,005	13,366,922
WellPoint Inc. (a)	126,807	10,007,608

		38,843,285

Holding Companies-Diversified (0.06%)
Leucadia National Corp. (b)	33,997	1,639,335

		1,639,335

Home Builders (0.10%)
Centex Corp. (b)	24,290	645,385
Horton (D.R.) Inc. (b)	56,495	723,701
KB Home (b)	15,855	397,326
Lennar Corp. Class A (b)	28,266	640,225
Pulte Homes Inc. (b)	43,268	588,877

		2,995,514

Home Furnishings (0.09%)
Harman International Industries Inc.	13,353	1,155,302
Whirlpool Corp. (b)	15,988	1,424,531

		2,579,833

Household Products & Wares (0.41%)
Avery Dennison Corp. (b)	19,797	1,128,825
Clorox Co. (The) (b)	30,723	1,873,796
Fortune Brands Inc. (b)	30,914	2,519,182
Kimberly-Clark Corp.	88,119	6,191,241

		11,713,044

Housewares (0.06%)
Newell Rubbermaid Inc. (b)	56,544	1,629,598

		1,629,598

Insurance (4.54%)
ACE Ltd. (b)	66,526	4,029,480
Aflac Inc.	101,080	5,765,603
Allstate Corp. (The)	123,203	7,045,980
Ambac Financial Group Inc. (b)	21,649	1,361,939
American International Group Inc.	534,513	36,159,804
Aon Corp. (b)	63,258	2,834,591
Assurant Inc. (b)	20,609	1,102,582
Chubb Corp.	84,132	4,512,840

Security	Shares	Value
Common Stocks (Cont.)
Insurance (Cont.)
CIGNA Corp.	61,415	$3,272,805
Cincinnati Financial Corp.	35,503	1,537,635
Genworth Financial Inc. Class A	90,296	2,774,796
Hartford Financial Services Group Inc. (The)	65,048	6,020,192
Lincoln National Corp.	57,856	3,816,760
Loews Corp.	93,383	4,515,068
Marsh & McLennan Companies Inc. (b)	113,405	2,891,828
MBIA Inc. (b)	27,513	1,679,669
MetLife Inc.	152,203	10,613,115
MGIC Investment Corp. (b)	17,102	552,566
Principal Financial Group Inc. (b)	55,116	3,477,268
Progressive Corp. (The) (b)	155,380	3,015,926
Prudential Financial Inc.	96,789	9,444,671
Safeco Corp. (b)	22,968	1,406,101
Torchmark Corp.	19,892	1,239,669
Travelers Companies Inc. (The)	139,035	6,999,022
Unum Group (b)	69,954	1,711,774
XL Capital Ltd. Class A (b)	37,854	2,998,037

		130,779,721

Internet (1.99%)
Akamai Technologies Inc. (a)(b)	35,917	1,031,895
Amazon.com Inc. (a)	63,598	5,924,154
eBay Inc. (a)	236,434	9,225,655
Google Inc. Class A (a)	47,706	27,062,183
IAC/InterActiveCorp (a)	44,597	1,323,193
Symantec Corp. (a)	193,059	3,741,483
VeriSign Inc. (a)(b)	50,202	1,693,815
Yahoo! Inc. (a)	274,205	7,359,662

		57,362,040

Investment Companies (0.05%)
American Capital Strategies Ltd. (b)	36,448	1,557,423

		1,557,423

Iron & Steel (0.30%)
Allegheny Technologies Inc.	21,685	2,384,266
Nucor Corp.	62,038	3,689,400
United States Steel Corp.	24,753	2,622,333

		8,695,999

Leisure Time (0.25%)
Brunswick Corp. (b)	18,920	432,511
Carnival Corp.	90,954	4,404,902
Harley-Davidson Inc. (b)	53,112	2,454,306

		7,291,719

Lodging (0.48%)
Harrah’s Entertainment Inc.	38,002	3,303,514
Hilton Hotels Corp.	78,966	3,671,129
Marriott International Inc. Class A	69,132	3,005,168
Starwood Hotels & Resorts Worldwide Inc.	43,821	2,662,126
Wyndham Worldwide Corp.	40,648	1,331,628

		13,973,565

Machinery (0.85%)
Caterpillar Inc.	133,036	10,434,013
Cummins Inc.	21,653	2,769,202
Deere & Co. (b)	47,032	6,980,489
Rockwell Automation Inc.(b)	33,658	2,339,568
Terex Corp. (a)(b)	21,161	1,883,752

		24,407,024

Manufacturing (5.10%)
Cooper Industries Ltd.	37,334	1,907,394
Danaher Corp. (b)	49,505	4,094,559
Dover Corp.	41,899	2,134,754
Eastman Kodak Co. (b)	58,666	1,569,902
Eaton Corp.	30,481	3,018,838
General Electric Co.	2,124,479	87,953,431
Honeywell International Inc.	157,782	9,383,296
Illinois Tool Works Inc. (b)	85,736	5,113,295
Ingersoll-Rand Co. Ltd. Class A	62,107	3,382,968

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Manufacturing (Cont.)
ITT Industries Inc.	37,706	$2,561,369
Leggett & Platt Inc. (b)	36,156	692,749
Pall Corp. (b)	25,222	981,136
Parker Hannifin Corp.	24,181	2,704,161
Textron Inc. (b)	51,308	3,191,871
3M Co.	147,169	13,772,075
Tyco International Ltd.	102,039	4,524,409

		146,986,207

Media (2.81%)
CBS Corp. Class B	146,647	4,619,381
Clear Channel Communications Inc.	101,547	3,801,920
Comcast Corp. Class A (a)	641,114	15,502,137
DIRECTV Group Inc. (The) (a)	157,516	3,824,488
Dow Jones & Co. Inc.	13,256	791,383
Gannett Co. Inc. (b)	47,969	2,096,245
McGraw-Hill Companies Inc. (The)	72,401	3,685,935
Meredith Corp.	7,699	441,153
New York Times Co. (The) Class A (b)	29,444	581,813
News Corp. Class A	478,746	10,527,625
Scripps (E.W.) Co. Class A	16,842	707,364
Time Warner Inc.	781,877	14,355,262
Tribune Co.	17,371	474,576
Viacom Inc. Class B (a)(b)	142,773	5,563,864
Walt Disney Co. (The) (b)	407,082	13,999,550

		80,972,696

Metal Fabricate & Hardware (0.14%)
Precision Castparts Corp.	28,147	4,165,193

		4,165,193

Mining (0.74%)
Alcoa Inc.	179,815	7,034,363
Freeport-McMoRan Copper & Gold Inc.	79,610	8,350,293
Newmont Mining Corp.	92,010	4,115,607
Vulcan Materials Co. (b)	19,406	1,730,045

		21,230,308

Office & Business Equipment (0.19%)
Pitney Bowes Inc. (b)	45,076	2,047,352
Xerox Corp. (a)	196,818	3,412,824

		5,460,176

Oil & Gas (8.98%)
Anadarko Petroleum Corp. (b)	96,299	5,176,071
Apache Corp.	68,141	6,136,778
Chesapeake Energy Corp. (b)	85,795	3,025,132
Chevron Corp.	444,082	41,557,194
ConocoPhillips	337,016	29,579,894
Devon Energy Corp.	91,304	7,596,493
ENSCO International Inc.	31,162	1,748,188
EOG Resources Inc. (b)	51,447	3,721,162
Exxon Mobil Corp.	1,153,072	106,728,344
Hess Corp.	56,578	3,764,134
Marathon Oil Corp.	140,539	8,013,534
Murphy Oil Corp.	38,172	2,667,841
Nabors Industries Ltd. (a)(b)	62,218	1,914,448
Noble Corp.	55,178	2,706,481
Occidental Petroleum Corp.	174,639	11,190,867
Rowan Companies Inc. (b)	22,183	811,454
Sunoco Inc. (b)	25,748	1,822,443
Tesoro Corp.	28,414	1,307,612
Transocean Inc. (a)	59,764	6,756,320
Valero Energy Corp. (b)	113,718	7,639,575
XTO Energy Inc.	81,158	5,018,811

		258,882,776

Oil & Gas Services (1.87%)
Baker Hughes Inc. (b)	66,198	5,982,313
BJ Services Co. (b)	60,173	1,597,593
Halliburton Co.	188,210	7,227,264
National Oilwell Varco Inc. (a)	36,239	5,236,536
Schlumberger Ltd.	248,106	26,051,130

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas Services (Cont.)
Smith International Inc. (b)	42,038	$3,001,513
Weatherford International Ltd. (a)(b)	70,294	4,722,351

		53,818,700

Packaging & Containers (0.12%)
Ball Corp.	20,948	1,125,955
Bemis Co. Inc.	21,485	625,428
Pactiv Corp.(a)	27,728	794,684
Sealed Air Corp.	32,585	832,873

		3,378,940

Pharmaceuticals (5.41%)
Abbott Laboratories	318,286	17,066,495
Allergan Inc. (b)	63,678	4,105,321
AmerisourceBergen Corp.	39,991	1,812,792
Barr Pharmaceuticals Inc. (a)(b)	21,807	1,241,036
Bristol-Myers Squibb Co.	411,191	11,850,525
Cardinal Health Inc.	77,849	4,867,898
Express Scripts Inc. (a)	55,412	3,093,098
Forest Laboratories Inc. (a)	64,716	2,413,260
Gilead Sciences Inc. (a)	195,773	8,001,243
Hospira Inc. (a)	31,677	1,313,012
King Pharmaceuticals Inc. (a)	49,069	575,089
Lilly (Eli) and Co.	202,991	11,556,278
Medco Health Solutions Inc. (a)	57,817	5,226,079
Merck & Co. Inc.	449,372	23,228,039
Mylan Laboratories Inc. (b)	48,862	779,838
Pfizer Inc.	1,443,943	35,275,527
Schering-Plough Corp. (b)	331,873	10,497,143
Watson Pharmaceuticals Inc. (a)(b)	20,369	659,956
Wyeth	277,054	12,342,756

		155,905,385

Pipelines (0.40%)
El Paso Corp.	144,037	2,444,308
Questar Corp. (b)	35,056	1,841,492
Spectra Energy Corp. (b)	129,222	3,163,355
Williams Companies Inc. (The) (b)	121,831	4,149,564

		11,598,719

Real Estate (0.04%)
CB Richard Ellis Group Inc. Class A (a)(b)	37,669	1,048,705

		1,048,705

Real Estate Investment Trusts (1.13%)
Apartment Investment and Management Co. Class A (b)	19,785	892,897
Archstone-Smith Trust	46,672	2,806,854
AvalonBay Communities Inc. (b)	16,644	1,964,991
Boston Properties Inc.	24,445	2,539,836
Developers Diversified Realty Corp.	26,037	1,454,687
Equity Residential (b)	59,683	2,528,172
General Growth Properties Inc. (b)	50,596	2,712,958
Host Hotels & Resorts Inc.	106,903	2,398,903
Kimco Realty Corp.	49,309	2,229,260
ProLogis (b)	52,261	3,467,517
Public Storage (b)	25,483	2,004,238
Simon Property Group Inc. (b)	46,606	4,660,600
Vornado Realty Trust (b)	27,238	2,978,475

		32,639,388

Retail (4.94%)
Abercrombie & Fitch Co. Class A (b)	18,126	1,462,768
AutoNation Inc. (a)	30,947	548,381
AutoZone Inc. (a)(b)	10,604	1,231,549
Bed Bath & Beyond Inc. (a)(b)	57,966	1,977,800
Best Buy Co. Inc. (b)	82,444	3,794,073
Big Lots Inc. (a)(b)	22,438	669,550
Circuit City Stores Inc. (b)	28,318	223,995
Costco Wholesale Corp.	93,206	5,720,052
CVS Caremark Corp.	311,161	12,331,310
Darden Restaurants Inc.	30,097	1,259,860
Dillard’s Inc. Class A (b)	12,144	265,104
Family Dollar Stores Inc. (b)	30,816	818,473

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Retail (Cont.)
Gap Inc. (The)	108,320	$1,997,421
Home Depot Inc. (b)	348,406	11,302,291
Kohl’s Corp. (a)	66,845	3,832,224
Limited Brands Inc. (b)	69,970	1,601,613
Lowe’s Companies Inc.	311,416	8,725,876
Macy’s Inc.	93,710	3,028,707
McDonald’s Corp.	249,266	13,577,519
Nordstrom Inc. (b)	43,816	2,054,532
Office Depot Inc. (a)	56,980	1,174,928
OfficeMax Inc.	15,379	527,038
Penney (J.C.) Co. Inc. (b)	45,974	2,913,372
RadioShack Corp. (b)	27,254	563,068
Sears Holdings Corp. (a)(b)	16,764	2,132,381
Staples Inc.	147,665	3,173,321
Starbucks Corp. (a)	154,558	4,049,420
Target Corp.	175,667	11,167,151
Tiffany & Co. (b)	27,920	1,461,612
TJX Companies Inc.	92,938	2,701,708
Walgreen Co. (b)	205,786	9,721,331
Wal-Mart Stores Inc.	501,502	21,890,562
Wendy’s International Inc.	21,496	750,425
Yum! Brands Inc.	108,944	3,685,576

		142,334,991

Savings & Loans (0.33%)
Hudson City Bancorp Inc. (b)	104,226	1,602,996
Sovereign Bancorp Inc. (b)	73,334	1,249,611
Washington Mutual Inc. (b)	185,616	6,554,101

		9,406,708

Semiconductors (2.69%)
Advanced Micro Devices Inc. (a)(b)	112,353	1,483,060
Altera Corp. (b)	73,462	1,768,965
Analog Devices Inc.	68,403	2,473,452
Applied Materials Inc.	283,914	5,877,020
Broadcom Corp. Class A (a)(b)	95,840	3,492,410
Intel Corp.	1,207,152	31,216,951
KLA-Tencor Corp. (b)	40,629	2,266,286
Linear Technology Corp. (b)	50,055	1,751,424
LSI Corp. (a)(b)	158,238	1,174,126
MEMC Electronic Materials Inc. (a)	46,070	2,711,680
Microchip Technology Inc. (b)	45,195	1,641,482
Micron Technology Inc. (a)(b)	154,267	1,712,364
National Semiconductor Corp.	55,211	1,497,322
Novellus Systems Inc. (a)(b)	25,459	694,012
NVIDIA Corp. (a)(b)	114,853	4,162,273
QLogic Corp. (a)	31,492	423,567
Teradyne Inc. (a)(b)	39,725	548,205
Texas Instruments Inc.	300,020	10,977,732
Xilinx Inc.	66,604	1,741,029

		77,613,360

Software (3.43%)
Adobe Systems Inc. (a)	120,998	5,282,773
Autodesk Inc. (a)	47,291	2,363,131
Automatic Data Processing Inc. (b)	112,804	5,181,088
BMC Software Inc. (a)	41,919	1,309,130
CA Inc. (b)	83,826	2,156,005
Citrix Systems Inc. (a)	36,633	1,477,043
Compuware Corp. (a)(b)	50,433	404,473
Electronic Arts Inc. (a)(b)	63,021	3,528,546
Fidelity National Information Services Inc.	33,273	1,476,323
Fiserv Inc. (a)	35,501	1,805,581
IMS Health Inc. (b)	40,862	1,252,012
Intuit Inc. (a)	71,188	2,156,996
Microsoft Corp.	1,678,987	49,462,957
Novell Inc. (a)	72,649	555,038
Oracle Corp. (a)	818,310	17,716,412
Paychex Inc. (b)	69,300	2,841,300

		98,968,808

Telecommunications (6.45%)
Alltel Corp.	73,405	5,114,860

Security	Shares or Principal	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
AT&T Inc.	1,269,631	$53,718,088
Avaya Inc. (a)	92,122	1,562,389
CenturyTel Inc. (b)	23,396	1,081,363
Ciena Corp. (a)(b)	17,352	660,764
Cisco Systems Inc. (a)	1,262,370	41,797,071
Citizens Communications Co. (b)	67,725	969,822
Corning Inc. (b)	323,114	7,964,760
Embarq Corp.	30,493	1,695,411
JDS Uniphase Corp. (a)(b)	43,199	646,257
Juniper Networks Inc. (a)	110,611	4,049,469
Motorola Inc.	485,793	9,001,744
QUALCOMM Inc.	344,183	14,545,174
Qwest Communications International Inc. (a)(b)	328,410	3,008,236
Sprint Nextel Corp.	595,638	11,317,122
Tellabs Inc. (a)	89,351	850,622
Verizon Communications Inc.	599,469	26,544,487
Windstream Corp.	97,365	1,374,794

		185,902,433

Textiles (0.03%)
Cintas Corp. (b)	27,820	1,032,122

		1,032,122

Toys, Games & Hobbies (0.10%)
Hasbro Inc.	33,232	926,508
Mattel Inc.	79,486	1,864,742

		2,791,250

Transportation (1.56%)
Burlington Northern Santa Fe Corp.	64,093	5,202,429
C.H. Robinson Worldwide Inc. (b)	34,894	1,894,395
CSX Corp.	89,239	3,813,182
FedEx Corp.	63,159	6,615,905
Norfolk Southern Corp.	81,109	4,210,368
Ryder System Inc. (b)	12,552	615,048
Union Pacific Corp.	55,535	6,278,787
United Parcel Service Inc. Class B (b)	219,606	16,492,411

		45,122,525

Total Common Stocks
(Cost: $2,228,224,642)		2,796,735,499

Short-term Investments (15.52%)
Money Market Funds (15.37%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32% (c)(d)	78,468,360	78,468,360
BGI Cash Premier Fund LLC 5.37% (c)(d)(e)	364,528,140	364,528,140

		442,996,500

U.S. Treasury Obligations (0.15%)
U.S. Treasury Bill 3.78%, 12/27/07 (f)(g)	$4,400,000	4,360,369

		4,360,369

Total Short-Term Investments
(Cost: $447,356,338)		447,356,869

Total Investments In Securities (112.52%)
(Cost: $2,675,580,980)		3,244,092,368
Other Assets, Less Liabilities (12.52)%		(361,056,158)

Net Assets (100.00%)		$2,883,036,210

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

As of September 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (December 2007)	1,124	$86,441,220	$1,555,870

			$1,555,870

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

Security	Shares	Value
Master Portfolios (70.79%)
Active Stock Master Portfolio (a)		$58,141,045
CoreAlpha Bond Master Portfolio (a)		156,020,049

Total Master Portfolios		214,161,094

Exchange-Traded Funds (28.38%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	83,476	7,782,467
iShares Lehman TIPS Bond Fund (a)(b)	278,796	28,470,648
iShares MSCI Canada Index Fund (a)	62,170	2,044,150
iShares MSCI EAFE Index Fund (a)(b)	311,156	25,698,374
iShares MSCI Emerging Markets Index Fund (a)	37,563	5,596,887
iShares S&P MidCap 400 Index Fund (a)	123,300	10,856,565
iShares S&P SmallCap 600 Index Fund (a)	77,478	5,402,541

Total Exchange-Traded Funds
(Cost: $73,597,791)		85,851,632

Short-Term Investments (7.03%)
Money Market Funds (7.03%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32% (a)(c)	932,707	932,707
BGI Cash Premier Fund LLC
5.37% (a)(c)(d)	20,330,842	20,330,842

		21,263,549

Security	Value
Total Short-Term Investments (cost: $21,263,549)	$21,263,549

Total Investments (106.20%)	321,276,275

Other Assets, Less Liabilities (6.20)%	(18,755,669)

Net Assets (100.00%)	$302,520,606

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

Security	Shares	Value
Master Portfolios (69.09%)
Active Stock Master Portfolio(a)		$223,636,721
CoreAlpha Bond Master Portfolio(a)		440,634,078

Total Master Portfolios		664,270,799

Exchange-traded Funds (30.35%)
iShares Cohen & Steers Realty Majors Index Fund(a) (b)	325,388	30,335,923
iShares Lehman TIPS Bond Fund(a) (b)	781,571	79,814,031
iShares MSCI Canada Index Fund(a)	239,353	7,869,927
iShares MSCI EAFE Index Fund(a) (b)	1,145,992	94,647,479
iShares MSCI Emerging Markets Index Fund(a)	140,193	20,888,757
iShares S&P MidCap 400 Index Fund(a)	440,514	38,787,258
iShares S&P SmallCap 600 Index Fund(a)	278,514	19,420,781

Total Exchange-traded Funds
(cost: $245,644,669)		291,764,156

Security	Shares	Value
Short-Term Investments (12.39%)
Money Market Funds (12.39%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(a) (c)	1,887,544	$1,887,544
BGI Cash Premier Fund LLC
5.37%(a) (c) (d)	117,220,465	117,220,465

		119,108,009

Total Short-term Investments
(cost: $119,108,009)		119,108,009

Total Investments (111.83%)		1,075,142,964

Other Assets, Less Liabilities (11.83)%		(113,708,632)

Net Assets (100.00%)		$961,434,332

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

Security	Shares	Value
Master Portfolios (63.82%)
Active Stock Master Portfolio (a)		$607,498,092
CoreAlpha Bond Master Portfolio (a)		512,048,376

Total Master Portfolios		1,119,546,468

Exchange-Traded Funds (35.67%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	874,869	81,564,037
iShares Lehman TIPS Bond Fund (a)(b)	862,204	88,048,273
iShares MSCI Canada Index Fund(a)	615,480	20,236,982
iShares MSCI EAFE Index Fund (a)(b)	2,909,129	240,264,964
iShares MSCI Emerging Markets Index Fund (a)	358,867	53,471,183
iShares S&P MidCap 400 Index Fund (a)(b)	1,079,975	95,091,799
iShares S&P SmallCap 600 Index Fund (a)(b)	676,529	47,174,367

Total Exchange-Traded Funds
(Cost: $514,165,318)		625,851,605

Security	Shares	Value
Short-Term Investments (7.62%)
Money Market Funds (7.62%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32% (a)(c)	5,033,497	$5,033,497
BGI Cash Premier Fund LLC
5.37% (a)(c)(d)	128,572,750	128,572,750

		133,606,247

Total Short-Term Investments
(Cost: $133,606,247)		133,606,247

Total Investments (107.11%)		1,879,004,320

Other Assets, Less Liabilities (7.11)%		(124,684,965)

Net Assets (100.00%)		$1,754,319,355

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

Security	Shares	Value
Master Portfolios (60.19%)
Active Stock Master Portfolio (a)		$570,187,997
CoreAlpha Bond Master Portfolio (a)		226,437,734

Total Master Portfolios		796,625,731

Exchange-Traded Funds (39.35%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	795,500	74,164,465
iShares Lehman TIPS Bond Fund (a)	343,496	35,077,812
iShares MSCI Canada Index Fund (a)	543,985	17,886,227
iShares MSCI EAFE Index Fund (a)	2,650,826	218,931,719
iShares MSCI Emerging Markets Index Fund (a)	321,974	47,974,126
iShares S&P MidCap 400 Index Fund (a)(b)	965,793	85,038,074
iShares S&P SmallCap 600 Index Fund (a)	598,432	41,728,663

Total Exchange-Traded Funds
(Cost: $430,896,892)		520,801,086

Security	Shares	Value
Short-Term Investments (8.17%)
Money Market Funds (8.17%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32% (a)(c)	3,726,469	$3,726,469
BGI Cash Premier Fund LLC
5.37% (a)(c)(d)	104,462,900	104,462,900

		108,189,369

Total Short-Term Investments
(Cost: $108,189,369)		108,189,369

Total Investments (107.71%)		1,425,616,186

Other Assets, Less Liabilities (7.71)%		(101,991,472)

Net Assets (100.00%)		$1,323,624,714

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

Security	Share	Value
Master Portfolios (57.83%)
Active Stock Master Portfolio (a)		$488,535,616
CoreAlpha Bond Master Portfolio (a)		73,834,240

Total Master Portfolios		562,369,856

Exchange-Traded Funds (41.87%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	665,853	62,077,475
iShares MSCI Canada Index Fund (a)	466,273	15,331,056
iShares MSCI EAFE Index Fund (a)(b)	2,242,126	185,177,186
iShares MSCI Emerging Markets Index Fund (a)	275,020	40,977,980
iShares S&P MidCap 400 Index Fund (a)	791,395	69,682,330
iShares S&P SmallCap 600 Index Fund (a)	486,824	33,946,238

Total Exchange-Traded Funds
(Cost: $341,011,407)		407,192,265

Security	Shares	Value
Short-Term Investments (10.48%)
Money Market Funds (10.48%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32% (a)(c)	2,451,773	$2,451,773
BGI Cash Premier Fund LLC
5.37% (a)(c)(d)	99,482,984	99,482,984

		101,934,757

Total Short-Term Investments
(Cost: $101,934,757)		101,934,757

Total Investments (110.18%)		1,071,496,878

Other Assets, Less Liabilities (10.18)%		(98,990,340)

Net Assets (100.00%)		$972,506,538

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (97.87%)
Aerospace & Defense (2.61%)
Boeing Co. (The)	91,707	$9,628,318
Lockheed Martin Corp.(a)	143,386	15,555,947
Northrop Grumman Corp.(a)	293,608	22,901,424
United Technologies Corp.	33,681	2,710,647

		50,796,336

Agriculture (1.74%)
Altria Group Inc.	486,608	33,833,854

		33,833,854

Airlines (0.23%)
AMR Corp.(a) (b)	57,130	1,273,428
Continental Airlines Inc. Class B(a) (b)	71,549	2,363,263
Delta Air Lines Inc.(b)	3,925	70,454
Northwest Airlines Corp.(a) (b)	14,047	250,037
US Airways Group Inc.(a) (b)	23,076	605,745

		4,562,927

Apparel (0.20%)
Coach Inc.(b)	11,816	558,542
Jones Apparel Group Inc.(a)	68,277	1,442,693
Nike Inc. Class B	3,610	211,763
Polo Ralph Lauren Corp.	22,074	1,716,253

		3,929,251

Auto Manufacturers (0.16%)
Ford Motor Co.(b)	24,353	206,757
General Motors Corp.	80,489	2,953,946

		3,160,703

Auto Parts & Equipment (0.15%)
Johnson Controls Inc.	23,487	2,774,050
Lear Corp.(b)	2,521	80,924

		2,854,974

Banks (4.52%)
Bank of America Corp.	926,443	46,572,290
Discover Financial Services LLC(b)	185,535	3,859,128
KeyCorp(a)	367,235	11,872,708
PNC Financial Services Group Inc. (The)	2,539	172,906
Regions Financial Corp.(a)	99,934	2,946,054
UnionBanCal Corp.(a)	16,026	936,079
Wachovia Corp.(a)	270,387	13,559,908
Wells Fargo & Co.(a)	200,364	7,136,966
Zions Bancorporation	15,376	1,055,870

		88,111,909

Beverages (3.04%)
Anheuser-Busch Companies Inc.	253,252	12,660,067
Coca-Cola Enterprises Inc.(a)	344,783	8,350,644
Molson Coors Brewing Co. Class B	63,472	6,326,254
Pepsi Bottling Group Inc.	416,705	15,488,925
PepsiAmericas Inc.(a)	103,205	3,347,970
PepsiCo Inc.	176,979	12,965,482

		59,139,342

Security	Shares	Value
Common Stocks (Cont.)
Biotechnology (1.50%)
Amgen Inc.(b)	412,127	$23,314,024
Biogen Idec Inc.(b)	86,429	5,732,836
Invitrogen Corp.(b)	2,655	216,993

		29,263,853

Chemicals (1.15%)
Albemarle Corp.	4,130	182,546
Ashland Inc.	53,530	3,223,041
Celanese Corp. Class A	15,540	605,749
Dow Chemical Co. (The)	361,406	15,562,142
Du Pont (E.I.) de Nemours and Co.	27,164	1,346,248
Lubrizol Corp.(a)	21,498	1,398,660

		22,318,386

Commercial Services (2.06%)
Accenture Ltd.(a)	447,620	18,016,705
Block (H & R) Inc.(a)	45,884	971,823
Deluxe Corp.	25,154	926,673
ITT Educational Services Inc.(b)	24,622	2,996,251
Manpower Inc.	39,683	2,553,601
Moody’s Corp.(a)	64,019	3,226,558
Robert Half International Inc.(a)	305,557	9,123,932
Western Union Co.	108,665	2,278,705

		40,094,248

Computers (3.99%)
Affiliated Computer Services Inc. Class A(b)	1,307	65,664
Apple Inc.(b)	123,812	19,010,094
Cadence Design Systems Inc.(a) (b)	69,612	1,544,690
Computer Sciences Corp.(b)	61,369	3,430,527
Dell Inc.(b)	164,086	4,528,774
Electronic Data Systems Corp.	404,107	8,825,697
Hewlett-Packard Co.	585,762	29,165,090
International Business Machines Corp.	61,836	7,284,281
Lexmark International Inc. Class A(b)	5,491	228,041
Synopsys Inc.(b)	3,861	104,556
Western Digital Corp.(a) (b)	140,071	3,546,598

		77,734,012

Cosmetics & Personal Care (1.78%)
Colgate-Palmolive Co.	147,404	10,512,853
Procter & Gamble Co. (The)	343,412	24,155,600

		34,668,453

Distribution & Wholesale (0.58%)
Genuine Parts Co.(a)	53,720	2,686,000
Grainger (W.W.) Inc.(a)	63,080	5,752,265
Ingram Micro Inc. Class A(a) (b)	145,536	2,853,961

		11,292,226

Diversified Financial Services (8.18%)
AmeriCredit Corp.(a) (b)	67,223	1,181,780
Ameriprise Financial Inc.	101,812	6,425,355
Bear Stearns Companies Inc. (The)(a)	16,730	2,054,611
Capital One Financial Corp.(a)	125,955	8,367,191
CIT Group Inc.	100,048	4,021,930
Citigroup Inc.	596,952	27,859,750
Countrywide Financial Corp.(a)	83,677	1,590,700
Eaton Vance Corp.(a)	4,978	198,921
Federal Home Loan Mortgage Corp.	122,839	7,248,729
Federal National Mortgage Association	107,685	6,548,325
Federated Investors Inc. Class B(a)	7,525	298,742
Franklin Resources Inc.	13,534	1,725,585
Goldman Sachs Group Inc. (The)(a)	85,210	18,468,415
JPMorgan Chase & Co.	863,079	39,546,280
Lehman Brothers Holdings Inc.(a)	96,028	5,927,808
Merrill Lynch & Co. Inc.	168,829	12,034,131

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Diversified Financial Services (Cont.)
Morgan Stanley	228,939	$14,423,157
Raymond James Financial Inc.	34,284	1,126,229
Rowe (T.) Price Group Inc.	5,000	278,450
Schwab (Charles) Corp. (The)	3,918	84,629

		159,410,718

Electric (2.31%)
Alliant Energy Corp.	67,097	2,571,157
American Electric Power Co. Inc.	80,040	3,688,243
Constellation Energy Group Inc.(a)	62,038	5,322,240
Duke Energy Corp.	10,146	189,629
Edison International(a)	365,444	20,263,870
FirstEnergy Corp.	121,614	7,703,031
FPL Group Inc.	928	56,497
Pepco Holdings Inc.	5,529	149,725
Progress Energy Inc.	9,575	448,589
Public Service Enterprise Group Inc.	2,341	205,985
TXU Corp.	65,593	4,491,153

		45,090,119

Electronics (0.89%)
Arrow Electronics Inc.(b)	18,247	775,862
Avnet Inc.(a) (b)	159,351	6,351,731
Flextronics International Ltd.(a) (b)	578,174	6,463,985
Mettler-Toledo International Inc.(b)	1,940	197,880
Sanmina-SCI Corp.(b)	106,891	226,609
Solectron Corp.(b)	151,959	592,640
Tyco Electronics Ltd.(b)	70,580	2,500,649
Vishay Intertechnology Inc.(b)	10,499	136,802

		17,246,158

Engineering & Construction (0.59%)
Fluor Corp.(a)	66,028	9,506,711
Foster Wheeler Ltd.(b)	1,683	220,944
Jacobs Engineering Group Inc.(a) (b)	22,494	1,700,097

		11,427,752

Environmental Control (0.61%)
Republic Services Inc.	5,040	164,858
Waste Management Inc.	311,247	11,746,462

		11,911,320

Food (1.54%)
Campbell Soup Co.(a)	84,446	3,124,502
Corn Products International Inc.	40,519	1,858,607
Dean Foods Co.(a)	111,164	2,843,575
General Mills Inc.	25,866	1,500,487
Hormel Foods Corp.	11,960	427,929
Kellogg Co.	44,633	2,499,448
Kroger Co. (The)	439,101	12,523,161
Sara Lee Corp.	60,706	1,013,183
Smucker (J.M.) Co. (The)	4,035	215,550
SUPERVALU Inc.	27,404	1,069,030
Sysco Corp.(a)	57,220	2,036,460
Tyson Foods Inc. Class A(a)	55,303	987,159

		30,099,091

Forest Products & Paper (0.07%)
International Paper Co.(a)	38,535	1,382,250

		1,382,250

Gas (0.51%)
Sempra Energy(a)	146,671	8,524,519
UGI Corp.	53,164	1,381,201

		9,905,720

Security	Shares	Value
Common Stocks (Cont.)
Health Care - Products (3.99%)
Alcon Inc.(a)	132,401	$19,055,152
Baxter International Inc.	440,756	24,805,748
Becton, Dickinson and Co.(a)	249,603	20,479,926
DENTSPLY International Inc.(a)	33,869	1,410,305
Johnson & Johnson	114,101	7,496,436
Kinetic Concepts Inc.(b)	7,527	423,620
Steris Corp.	19,887	543,512
Zimmer Holdings Inc.(b)	43,267	3,504,194

		77,718,893

Health Care - Services (1.94%)
Apria Healthcare Group Inc.(a) (b)	17,112	445,083
Health Net Inc.(a) (b)	54,772	2,960,427
Humana Inc.(a) (b)	143,704	10,042,036
UnitedHealth Group Inc.	443,233	21,465,774
WellCare Health Plans Inc.(a) (b)	27,243	2,872,229

		37,785,549

Home Builders (0.18%)
NVR Inc.(a) (b)	7,506	3,529,696

		3,529,696

Household Products & Wares (0.93%)
Blyth Inc.(a)	5,221	106,769
Kimberly-Clark Corp.	256,108	17,994,148

		18,100,917

Insurance (3.50%)
ACE Ltd.	267,017	16,173,220
Ambac Financial Group Inc.(a)	14,736	927,042
American International Group Inc.	84,283	5,701,745
Axis Capital Holdings Ltd.(a)	133,724	5,203,201
Hartford Financial Services Group Inc. (The)(a)	77,003	7,126,628
MetLife Inc.(a)	263,642	18,383,757
Prudential Financial Inc.	1,736	169,399
Travelers Companies Inc. (The)	286,532	14,424,021

		68,109,013

Internet (2.66%)
Amazon.com Inc.(b)	54,065	5,036,155
Check Point Software Technologies Ltd.(a) (b)	263,832	6,643,290
eBay Inc.(a) (b)	599,675	23,399,318
Google Inc. Class A(b)	14,820	8,406,941
Symantec Corp.(b)	317,484	6,152,840
ValueClick Inc.(a) (b)	39,519	887,597
VeriSign Inc.(b)	12,072	407,309
Yahoo! Inc.(b)	34,611	928,959

		51,862,409

Iron & Steel (0.21%)
Nucor Corp.(a)	60,915	3,622,615
United States Steel Corp.	4,115	435,943

		4,058,558

Leisure Time (0.56%)
Carnival Corp.(a)	224,757	10,884,982
Royal Caribbean Cruises Ltd.(a)	2,697	105,264

		10,990,246

Lodging (0.96%)
Choice Hotels International Inc.(a)	54,855	2,066,388
Marriott International Inc. Class A(a)	73,832	3,209,477
Starwood Hotels & Resorts Worldwide Inc.	184,072	11,182,374
Wyndham Worldwide Corp.(a)	68,283	2,236,951

		18,695,190

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Machinery (0.25%)
Caterpillar Inc.	41,373	$3,244,884
Cummins Inc.	13,312	1,702,472

		4,947,356

Manufacturing (6.11%)
Cooper Industries Ltd.	1,594	81,437
Eaton Corp.	163,658	16,208,688
General Electric Co.	1,514,223	62,688,832
Honeywell International Inc.	439,510	26,137,660
Ingersoll-Rand Co. Ltd. Class A(a)	142,922	7,784,961
Parker Hannifin Corp.	30,765	3,440,450
Teleflex Inc.	19,762	1,539,855
Tyco International Ltd.	24,404	1,082,073

		118,963,956

Media (1.92%)
Comcast Corp. Class A(b)	22,023	532,516
DIRECTV Group Inc. (The)(b)	946,169	22,972,983
EchoStar Communications Corp.(b)	140,726	6,587,384
McGraw-Hill Companies Inc. (The)(a)	47,885	2,437,825
Time Warner Inc.	21,783	399,936
Walt Disney Co. (The)(a)	132,071	4,541,922

		37,472,566

Metal Fabricate & Hardware (0.03%)
Commercial Metals Co.	16,676	527,795
Timken Co. (The)	1,491	55,391

		583,186

Mining (0.32%)
Alcoa Inc.	35,304	1,381,092
Southern Copper Corp.(a)	39,303	4,866,890

		6,247,982

Office & Business Equipment (0.27%)
Xerox Corp.(b)	304,656	5,282,735

		5,282,735

Oil & Gas (10.93%)
Chevron Corp.	134,832	12,617,579
ConocoPhillips(a)	454,391	39,881,898
Devon Energy Corp.	54,062	4,497,958
ENSCO International Inc.(a)	266,952	14,976,007
Exxon Mobil Corp.	994,451	92,046,385
GlobalSantaFe Corp.	68,475	5,205,470
Marathon Oil Corp.	97,974	5,586,477
Noble Corp.(a)	109,606	5,376,174
Occidental Petroleum Corp.	383,851	24,597,172
Patterson-UTI Energy Inc.(a)	216,794	4,893,041
Tesoro Corp.(a)	18,045	830,431
Unit Corp.(a) (b)	21,378	1,034,695
Valero Energy Corp.	20,856	1,401,106

		212,944,393

Oil & Gas Services (0.21%)
Global Industries Ltd.(a) (b)	48,640	1,252,966
Halliburton Co.	53,705	2,062,272
National Oilwell Varco Inc.(b)	2,137	308,797
Tidewater Inc.(a)	7,348	461,748

		4,085,783

Packaging & Containers (0.14%)
Pactiv Corp.(b)	53,669	1,538,154
Sonoco Products Co.	37,646	1,136,156

		2,674,310

Security	Shares	Value
Common Stocks (Cont.)
Pharmaceuticals (5.01%)
Endo Pharmaceuticals Holdings Inc.(b)	29,266	$907,539
Express Scripts Inc.(b)	1,271	70,947
Forest Laboratories Inc.(a) (b)	403,815	15,058,261
Gilead Sciences Inc.(b)	117,485	4,801,612
King Pharmaceuticals Inc.(a) (b)	213,481	2,501,997
Lilly (Eli) and Co.(a)	203,211	11,568,802
Medco Health Solutions Inc.(b)	39,727	3,590,924
Pfizer Inc.	1,762,050	43,046,882
Wyeth	361,395	16,100,147

		97,647,111

Real Estate (0.02%)
Jones Lang LaSalle Inc.(a)	3,376	346,918

		346,918

Real Estate Investment Trusts (0.97%)
Apartment Investment and Management Co. Class A	13,090	590,752
Hospitality Properties Trust(a)	9,494	385,931
Host Hotels & Resorts Inc.(a)	581,614	13,051,418
HRPT Properties Trust(a)	10,622	105,052
Liberty Property Trust	3,704	148,938
ProLogis(a)	69,224	4,593,012

		18,875,103

Retail (3.70%)
AutoNation Inc.(a) (b)	456,229	8,084,378
Big Lots Inc.(a) (b)	61,090	1,822,926
BJ’s Wholesale Club Inc.(b)	45,324	1,502,944
Brinker International Inc.(a)	25,409	697,223
CBRL Group Inc.(a)	4,625	188,700
Costco Wholesale Corp.	67,915	4,167,944
Darden Restaurants Inc.	181,330	7,590,474
Dollar Tree Stores Inc.(b)	34,198	1,386,387
Family Dollar Stores Inc.(a)	110,427	2,932,941
Lowe’s Companies Inc.	76,011	2,129,828
McDonald’s Corp.	54,941	2,992,636
Office Depot Inc.(a) (b)	374,403	7,720,190
OfficeMax Inc.	1,311	44,928
Penney (J.C.) Co. Inc.	2,730	173,000
Penske Automotive Group Inc.(a)	42,785	865,968
RadioShack Corp.(a)	103,330	2,134,798
Staples Inc.	165,919	3,565,599
TJX Companies Inc.	10,156	295,235
Wal-Mart Stores Inc.(a)	544,142	23,751,798

		72,047,897

Savings & Loans (0.39%)
Sovereign Bancorp Inc.	12,761	217,447
Washington Mutual Inc.(a)	211,499	7,468,030

		7,685,477

Semiconductors (3.07%)
Applied Materials Inc.(a)	1,015,196	21,014,557
Atmel Corp.(b)	19,348	99,836
Integrated Device Technology Inc.(b)	16,651	257,757
Intel Corp.	567,258	14,669,292
Lam Research Corp.(a) (b)	31,493	1,677,317
MEMC Electronic Materials Inc.(b)	55,076	3,241,773
Novellus Systems Inc.(a) (b)	30,453	830,149
NVIDIA Corp.(b)	239,978	8,696,803
Texas Instruments Inc.(a)	253,946	9,291,884

		59,779,368

Software (3.38%)
Autodesk Inc.(b)	95,515	4,772,885
Microsoft Corp.	1,846,184	54,388,581
MoneyGram International Inc.(a)	32,648	737,518

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Oracle Corp.(b)	273,286	$5,916,642

		65,815,626

Telecommunications (6.37%)
ADC Telecommunications Inc.(b)	17,267	338,606
ADTRAN Inc.	2,655	61,145
Alltel Corp.	49,240	3,431,043
AT&T Inc.	415,234	17,568,551
Avaya Inc.(b)	145,761	2,472,107
Cisco Systems Inc.(b)	1,231,147	40,763,277
CommScope Inc.(a) (b)	30,168	1,515,640
Embarq Corp.(a)	37,718	2,097,121
Harris Corp.	5,704	329,634
Juniper Networks Inc.(b)	84,768	3,103,356
QUALCOMM Inc.	20,296	857,709
Qwest Communications International Inc.(a) (b)	126,375	1,157,595
RF Micro Devices Inc.(a) (b)	80,075	538,905
Sprint Nextel Corp.(a)	646,374	12,281,106
Telephone and Data Systems Inc. Special	954	59,148
Verizon Communications Inc.	847,960	37,547,669

		124,122,612

Toys, Games & Hobbies (0.55%)
Hasbro Inc.(a)	131,489	3,665,913
Mattel Inc.	297,061	6,969,051

		10,634,964

Transportation (0.89%)
C.H. Robinson Worldwide Inc.(a)	17,052	925,753
FedEx Corp.	16,222	1,699,255
Landstar System Inc.(a)	18,631	781,943
Norfolk Southern Corp.	63,730	3,308,224
Ryder System Inc.(a)	64,653	3,167,997
Union Pacific Corp.(a)	38,441	4,346,139
United Parcel Service Inc. Class B	5,620	422,062
YRC Worldwide Inc.(a) (b)	96,434	2,634,577

		17,285,950

Total Common Stocks
(Cost: $1,726,752,008)		1,906,527,366

Security	Shares	Value
Short-term Investments (13.32%)
Money Market Funds (13.22%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c) (d)	40,803,394	$40,803,394
BGI Cash Premier Fund LLC
5.37%(c) (d) (e)	216,814,004	216,814,004

		257,617,398

U.S. Treasury Obligations (0.10%)
U.S. Treasury Bill
3.78%, 12/27/07(f) (g)	$1,900,000	1,882,887

		1,882,887

Total Short-term Investments
(Cost: $259,500,042)		259,500,285

Total Investments in Securities (111.19%)
(Cost: $1,986,252,050)		2,166,027,651

Other Assets, Less Liabilities (11.19)%		(218,028,180)

Net Assets (100.00%)		$1,947,999,471

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	Non-income earning security.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

As of September 30, 2007, the open futures contracts held by the Master

Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (December 2007)	645	$49,603,725	$773,469

			$773,469

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (31.60%)
Aerospace & Defense (0.05%)
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$495,000
TransDigm Inc.
7.75%, 07/15/14	250,000	252,500

		747,500

Agriculture (0.43%)
Alliance One International Inc.
8.50%, 05/15/12(a)	250,000	245,000
Reynolds American Inc.
6.39%, 06/15/11(b)	5,060,000	4,997,711
7.25%, 06/15/37	750,000	784,031

		6,026,742

Apparel (0.04%)
Levi Strauss & Co.
9.75%, 01/15/15	500,000	525,000

		525,000

Auto Manufacturers (1.20%)
DaimlerChrysler North America Holding Corp.
4.75%, 01/15/08	9,500,000	9,473,523
6.05%, 03/13/09	5,000,000	4,967,175
8.50%, 01/18/31	1,950,000	2,417,175

		16,857,873

Auto Parts & Equipment (0.11%)
ArvinMeritor Inc.
8.75%, 03/01/12(c)	250,000	255,000
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,268,750

		1,523,750

Banks (2.00%)
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,356,608
Bank of America N.A.
6.00%, 10/15/36	2,150,000	2,109,386
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,831,466
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,949,063
JP Morgan Chase Bank N.A.
6.00%, 10/01/17	4,900,000	4,960,270
Marshall & Ilsley Corp.
5.63%, 08/17/09	4,890,000	4,913,721
SunTrust Banks Inc.
6.10%, 12/01/66	2,000,000	1,814,306
Wachovia Bank N.A.
5.85%, 02/01/37	2,550,000	2,436,426
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,762,763

		28,134,009

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Biotechnology (0.10%)
Genentech Inc.
4.75%, 07/15/15	$1,500,000	$1,414,281

		1,414,281

Building Materials (0.18%)
CRH America Inc.
6.00%, 09/30/16	800,000	777,309
Masco Corp.
6.13%, 10/03/16	1,600,000	1,561,722
Nortek Inc.
8.50%, 09/01/14	250,000	216,875

		2,555,906

Chemicals (0.29%)
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,570,826
Lyondell Chemical Co.
6.88%, 06/15/17	750,000	813,750
8.25%, 09/15/16	250,000	281,875
Mosaic Co. (The)
7.63%, 12/01/16(a)	250,000	266,562
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	236,250

		4,169,263

Commercial Services (0.14%)
Avis Budget Car Rental LLC
7.63%, 05/15/14	250,000	245,625
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,195,027
Service Corp. International
6.75%, 04/01/15	250,000	248,125
Williams Scotsman Inc.
8.50%, 10/01/15	250,000	275,000

		1,963,777

Computers (0.07%)
Sungard Data Systems Inc.
9.13%, 08/15/13	250,000	260,000
10.25%, 08/15/15	250,000	261,250
Unisys Corp.
8.00%, 10/15/12(a)	500,000	473,750

		995,000

Diversified Financial Services (6.53%)
Ameriprise Financial Inc.
7.52%, 06/01/66	500,000	512,337
Capital One Financial Corp.
6.00%, 09/10/09	2,940,000	2,921,096
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,440,538
CIT Group Funding Co. of Canada
4.65%, 07/01/10	2,150,000	2,065,782
5.60%, 11/02/11	950,000	923,269
CIT Group Inc.
5.40%, 02/13/12	1,750,000	1,688,237
5.60%, 04/27/11	1,800,000	1,753,439
5.80%, 07/28/11	800,000	783,293
6.10%, 03/15/67	1,250,000	1,031,535
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,964,338
5.50%, 02/15/17	6,250,000	6,138,225
5.88%, 05/29/37	3,600,000	3,470,134

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Diversified Financial Services (Cont.)
E*Trade Financial Corp.
8.00%, 06/15/11	$250,000	$248,750
Ford Motor Credit Co.
7.38%, 10/28/09	3,000,000	2,941,671
General Electric Capital Corp.
6.75%, 03/15/32	3,000,000	3,302,919
General Motors Acceptance Corp.
6.13%, 01/22/08(c)	250,000	249,488
6.88%, 09/15/11	1,250,000	1,189,580
7.25%, 03/02/11	500,000	484,707
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,020,502
Goldman Sachs Group Inc. (The)
6.75%, 10/01/37	5,550,000	5,585,631
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,978,338
JP Morgan Chase Capital XXV
6.80%, 10/01/37	5,000,000	5,007,615
JPMorgan Chase & Co.
5.60%, 06/01/11	8,300,000	8,405,236
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	930,198
5.00%, 01/14/11	3,000,000	2,946,705
5.25%, 02/06/12	2,750,000	2,693,069
6.00%, 07/19/12	875,000	888,563
6.20%, 09/26/14	2,500,000	2,509,902
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	1,500,000	1,537,978
6.11%, 01/29/37	750,000	705,905
6.40%, 08/28/17	2,750,000	2,837,425
Morgan Stanley
5.75%, 08/31/12	1,300,000	1,302,200
6.25%, 08/28/17	1,500,000	1,531,798
Petroplus Finance Ltd.
6.75%, 05/01/14(a)	250,000	240,000
SLM Corp.
4.00%, 01/15/09	3,350,000	3,228,777
5.56%, 01/26/09	4,450,000	4,329,886
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14(a)	250,000	242,500
Williams Companies Inc. (The)
6.75%, 04/15/09(a)	5,000,000	5,025,000

		92,056,566

Electric (1.96%)
CMS Energy Corp.
7.75%, 08/01/10	500,000	523,033
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	926,171
5.88%, 02/01/33	3,500,000	3,275,730
DPL Inc.
8.00%, 03/31/09	3,750,000	3,899,209
Edison Mission Energy
7.63%, 05/15/27(a)	750,000	723,750
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	505,000
9.13%, 05/01/31	250,000	248,750
Northern States Power
5.25%, 07/15/35	2,500,000	2,220,665
PSEG Energy Holdings LLC
10.00%, 10/01/09	4,000,000	4,288,024
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,425,893
Reliant Energy Inc.
6.75%, 12/15/14	250,000	252,500

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Electric (Cont.)
Southern California Edison Co.
5.00%, 01/15/16	$1,300,000	$1,242,201
TXU Electric Delivery Co.
6.07%, 09/16/08(a)	1,325,000	1,311,525
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,787,047

		27,629,498

Electrical Components & Equipment (0.02%)
Belden CDT Inc.
7.00%, 03/15/17(a)	250,000	247,500

		247,500

Electronics (0.02%)
NXP BV / NXP Funding LLC
9.50%, 10/15/15	250,000	233,125

		233,125

Entertainment (0.14%)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.25%, 06/15/15(a)	750,000	703,125
Gaylord Entertainment Co.
8.00%, 11/15/13	250,000	253,437
Tropicana Entertainment LLC
9.63%, 12/15/14(a)	1,250,000	968,750

		1,925,312

Environmental Control (0.40%)
Aleris International Inc.
9.00%, 12/15/14	500,000	462,500
10.00%, 12/15/16	500,000	442,500
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	510,000
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,757,299
7.13%, 10/01/07	1,543,000	1,543,000

		5,715,299

Food (0.23%)
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	540,543
Dean Foods Co.
7.00%, 06/01/16	500,000	475,000
Kraft Foods Inc.
6.00%, 02/11/13	500,000	514,720
Kroger Co. (The)
6.40%, 08/15/17	500,000	509,838
8.05%, 02/01/10	930,000	989,173
SUPERVALU Inc.
7.88%, 08/01/09	250,000	258,056

		3,287,330

Forest Products & Paper (0.17%)
Bowater Canada Finance
7.95%, 11/15/11	250,000	205,625
Domtar Inc.
7.88%, 10/15/11	250,000	256,875
Georgia-Pacific Corp.
7.13%, 01/15/17(a)	500,000	483,750
7.70%, 06/15/15(c)	250,000	248,750
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,254,209

		2,449,209

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Health Care Services (0.76%)
Community Health Systems Inc.
8.88%, 07/15/15(a)	$1,000,000	$1,027,500
HCA Inc.
6.50%, 02/15/16	1,250,000	1,062,500
9.25%, 11/15/16(a)	750,000	796,875
Res-Care Inc.
7.75%, 10/15/13	250,000	247,500
UnitedHealth Group Inc.
5.42%, 06/21/10(a)	5,320,000	5,322,357
5.80%, 03/15/36	2,400,000	2,230,106

		10,686,838

Holding Companies Diversified (0.16%)
Capmark Financial Group Inc.
5.88%, 05/10/12(a)	2,500,000	2,276,810

		2,276,810

Household Products & Wares (0.02%)
Jarden Corp.
7.50%, 05/01/17	250,000	241,875

		241,875

Insurance (1.44%)
Allstate Financial Global Funding
2.50%, 06/20/08(a)	4,970,000	4,879,054
Genworth Financial Inc.
6.15%, 11/15/66	2,500,000	2,337,723
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,031,856
Lincoln National Corp.
6.05%, 04/20/67	1,100,000	1,059,181
Markel Corp.
7.35%, 08/15/34	1,000,000	1,028,708
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,539,389
6.40%, 12/15/36	1,000,000	950,851
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	483,428
6.25%, 06/15/37	1,000,000	964,593

		20,274,783

Iron & Steel (0.73%)
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	9,301,664
Steel Dynamics Inc.
6.75%, 04/01/15(a)	1,000,000	965,000

		10,266,664

Lodging (0.95%)
Caesars Entertainment Inc.
8.88%, 09/15/08	6,275,000	6,408,344
Choice Hotels International Inc.
7.13%, 05/01/08	1,000,000	1,008,278
Harrah’s Operating Co. Inc.
5.63%, 06/01/15	250,000	198,750
MGM MIRAGE
6.00%, 10/01/09	3,275,000	3,250,438
8.50%, 09/15/10	750,000	783,750
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 05/01/12	1,600,000	1,707,440

		13,357,000

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Machinery (0.14%)
Case New Holland Inc.
6.00%, 06/01/09	$2,000,000	$1,985,000

		1,985,000

Media (2.49%)
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,540,560
Belo Corp.
8.00%, 11/01/08	2,855,000	2,925,110
CCH I Holdings LLC
9.92%, 04/01/14(c)	1,250,000	1,075,000
Charter Communications Holdings LLC
10.25%, 09/15/10	750,000	766,875
Clear Channel Communications Inc.
4.25%, 05/15/09	3,000,000	2,859,558
CMP Susquehanna Corp.
9.88%, 05/15/14	250,000	232,500
Comcast Corp.
6.45%, 03/15/37	2,000,000	1,974,462
6.95%, 08/15/37	2,250,000	2,361,623
CSC Holdings Inc.
7.63%, 04/01/11	500,000	501,250
Echostar DBS Corp.
5.75%, 10/01/08	6,100,000	6,100,000
6.38%, 10/01/11	500,000	502,500
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,805,946
7.88%, 07/15/09	5,500,000	5,660,518
8.25%, 02/01/30	250,000	245,000
Time Warner Cable Inc.
5.40%, 07/02/12(a)	1,600,000	1,580,323
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,524,394
Time Warner Inc.
6.50%, 11/15/36	700,000	675,344
Tribune Co.
5.50%, 10/06/08	750,000	705,000

		35,035,963

Mining (0.29%)
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	1,500,000	1,620,000
8.38%, 04/01/17	500,000	546,250
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,957,507

		4,123,757

Office & Business Equipment (0.60%)
Xerox Corp.
6.40%, 12/18/09	2,750,000	2,762,950
6.88%, 08/15/11	250,000	259,455
7.13%, 06/15/10	3,000,000	3,116,019
9.75%, 01/15/09	2,200,000	2,310,636

		8,449,060

Oil & Gas (1.03%)
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,596,799
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	500,000
Enterprise Products Operating LP
5.75%, 03/01/35	1,500,000	1,332,393
7.50%, 02/01/11	3,600,000	3,823,369

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Oil & Gas (Cont.)
Enterprise Products Operating LP Series B
4.63%, 10/15/09	$2,000,000	$1,983,242
Forest Oil Corp.
7.25%, 06/15/19(a)	250,000	250,000
8.00%, 12/15/11	500,000	518,750
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(a)	250,000	244,375
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	1,022,449
Parker Drilling Co.
9.63%, 10/01/13(c)	500,000	535,000
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,010,000
Range Resources Corp.
7.50%, 05/15/16	250,000	255,000
W&T Offshore Inc.
8.25%, 06/15/14(a)	500,000	481,250

		14,552,627

Oil & Gas Services (0.01%)
Grant Prideco Inc.
6.13%, 08/15/15	100,000	97,000

		97,000

Packaging & Containers (0.11%)
Berry Plastics Holding Corp.
8.88%, 09/15/14	250,000	255,625
Crown Americas Inc.
7.63%, 11/15/13	500,000	513,125
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	248,125
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	500,000	491,250

		1,508,125

Pharmaceuticals (0.30%)
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	244,507
AstraZeneca PLC
5.40%, 09/15/12	3,500,000	3,527,517
Bristol-Myers Squibb Co.
5.88%, 11/15/36	525,000	500,731

		4,272,755

Pipelines (0.76%)
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	258,803
Copano Energy LLC
8.13%, 03/01/16	250,000	254,375
El Paso Corp.
7.80%, 08/01/31	250,000	253,821
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,529,495
6.30%, 02/01/09	3,890,000	3,941,648
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	240,872
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	1,001,169
SemGroup LP
8.75%, 11/15/15(a)	500,000	488,750
Williams Companies Inc. (The)
7.13%, 09/01/11	500,000	518,125
Williams Partners LP
7.25%, 02/01/17	250,000	255,000

		10,742,058

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Real Estate (0.07%)
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(a)	$1,000,000	$963,503

		963,503

Real Estate Investment Trusts (0.75%)
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	247,813
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,940,668
5.75%, 05/01/12	3,000,000	2,996,262
6.38%, 11/15/07	5,341,000	5,343,243

		10,527,986

Retail (1.47%)
Asbury Automotive Group Inc.
7.63%, 03/15/17(a)	250,000	230,000
CVS Caremark Corp.
5.92%, 06/01/10	4,000,000	3,986,280
Federated Retail Holdings Inc.
5.90%, 12/01/16	4,500,000	4,306,365
Home Depot Inc.
5.82%, 12/16/09	1,000,000	986,997
Inergy LP
6.88%, 12/15/14	750,000	723,750
8.25%, 03/01/16(a)	250,000	258,125
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,985,204
NPC International Inc.
9.50%, 05/01/14	250,000	227,500
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	272,103
7.95%, 04/01/17	250,000	277,442
Rite Aid Corp.
7.50%, 03/01/17	250,000	235,313
Wal-Mart Stores Inc.
6.50%, 08/15/37	1,100,000	1,141,503
Yum! Brands Inc.
7.65%, 05/15/08	3,000,000	3,040,617

		20,671,199

Savings & Loans (0.13%)
Washington Mutual Inc.
8.25%, 04/01/10	1,720,000	1,814,509

		1,814,509

Semiconductors (0.04%)
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	149,040
Sensata Technologies BV
8.00%, 05/01/14	500,000	487,500

		636,540

Software (0.10%)
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,460,609

		1,460,609

Telecommunications (4.70%)
American Cellular Corp.
10.00%, 08/01/11	41,000	42,845

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Telecommunications (Cont.)
AT&T Wireless Services Inc.
8.75%, 03/01/31	$1,000,000	$1,266,048
BellSouth Corp.
6.55%, 06/15/34	4,000,000	4,082,020
Citizens Communications Co.
6.25%, 01/15/13	500,000	487,500
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,355,905
8.25%, 06/15/30	3,000,000	3,672,489
Dobson Communications Corp.
8.88%, 10/01/13	250,000	266,250
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,819,529
France Telecom SA
7.75%, 03/01/11	4,000,000	4,299,688
8.50%, 03/01/31	2,000,000	2,570,622
Intelsat Ltd.
5.25%, 11/01/08	1,000,000	975,000
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,613,445
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,694,625
Qwest Corp.
6.50%, 06/01/17(a)	500,000	490,000
8.88%, 03/15/12	250,000	272,813
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,020,352
7.50%, 03/15/15	750,000	803,790
Sprint Capital Corp.
6.13%, 11/15/08	2,400,000	2,417,662
Sprint Nextel Corp.
5.60%, 06/28/10	5,380,000	5,377,283
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,431,036
4.00%, 01/15/10	3,680,000	3,582,911
5.25%, 10/01/15	2,500,000	2,373,320
6.20%, 07/18/11	2,750,000	2,817,914
Telefonica Emisiones SAU
5.86%, 02/04/13	3,600,000	3,638,714
5.89%, 06/19/09	3,630,000	3,626,130
6.22%, 07/03/17	2,100,000	2,121,452
Vodafone Group PLC
5.63%, 02/27/17	950,000	923,363
West Corp.
9.50%, 10/15/14	250,000	258,125

		66,300,831

Transportation (0.47%)
CNF Inc.
6.70%, 05/01/34	2,500,000	2,313,908
CSX Corp.
5.75%, 03/15/13	2,600,000	2,609,084
6.15%, 05/01/37	1,750,000	1,672,060

		6,595,052

Total Corporate Bonds & Notes
(Cost: $450,659,602)		445,297,484

Asset-backed Securities (2.53%)
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	3,094,895	3,037,772
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.43%, 04/25/46	6,000,000	4,577,121

Security	Principal	Value
Asset-backed Securities (Cont.)
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31(a)	$13,000,000	$13,079,131
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.38%, 07/25/36	6,200,000	5,694,989
Home Equity Asset Trust Series 2006-2 Class M2
5.53%, 05/25/36(a)(b)	6,000,000	5,198,377
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.53%, 01/25/36	2,558,000	2,108,129
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.39%, 06/25/36	2,200,000	1,861,788
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35(a)	105,715	20,155
Total Asset-backed Securities

(Cost: $39,163,290)		35,577,462

Collateralized Mortgage Obligations (13.50%)
Mortgage-backed Securities (13.50%)
Banc of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	2,992,832	2,920,819
Banc of America Funding Corp. Series 2006-H Class 2A1
6.10%, 10/20/11	4,713,984	4,792,586
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.34%, 11/11/35(a)	72,703,050	2,550,590
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	7,049,697
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.04%, 09/25/36	3,870,623	3,882,217
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.60%, 07/16/34(a)	99,559,952	1,782,820
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.94%, 04/15/17(a)	9,000,000	8,981,210
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	4,110,476	4,156,713
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
7.69%, 07/25/46	4,889,324	5,117,351
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.54%, 06/20/36	9,635,294	9,654,091
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,122,908	4,010,819
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.19%, 05/15/36(a)	224,853,359	3,249,671

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-backed Securities (Cont.)
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class A2
4.51%, 07/15/37	$10,000,000	$9,864,181
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36(a)	3,000,000	2,970,510
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.50%, 10/12/37(a)	221,073,381	8,860,091
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,979,154
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	10,002,039
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,983,486	9,833,599
JP Morgan Mortgage Trust Series 2006-A1 Class 2A2
5.35%, 02/25/36	6,632,899	6,625,846
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.49%, 02/15/37(a)	116,915,395	2,937,008
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,529,894
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.51%, 11/25/34	44,934	44,842
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,124,139	2,090,393
MASTR Asset Securitization Trust Series 2003-7 Class 1A1
5.50%, 09/25/33	2,666,574	2,593,243
MASTR Asset Securitization Trust Series 2003-8 Class 1A1
5.50%, 09/25/33	4,177,895	4,068,225
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.39%, 04/25/36	536,813	536,125
Merrill Lynch Mortgage Investors Inc. Series 2006-A1 Class 1A1
5.85%, 03/25/36	6,872,510	6,919,681
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,995,657
Morgan Stanley Capital I Series 2003-T11 Class X1
0.26%, 06/13/41(a)	540,003,602	4,852,688
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	1,740,035	1,667,760
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 Class 4A1
5.99%, 09/25/36	5,020,105	5,023,243
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.29%, 12/15/44	10,000,000	10,001,426

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-backed Securities (Cont.)
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
6.25%, 10/15/17(a)	$845,566	$845,608
6.30%, 10/15/17(a)	5,000,000	5,000,474
Washington Mutual Inc. Series 2006-AR10 Class 1A2
5.94%, 09/25/36	5,556,918	5,544,405
Washington Mutual Inc. Series 2006-AR14 Class 1A1
5.65%, 11/25/36	10,352,160	10,295,947
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	1,795,986	1,722,464
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR13 Class A1
5.76%, 09/25/36	7,183,235	7,256,191

		190,209,278

Total Collateralized Mortgage Obligations
(Cost: $191,498,106)		190,209,278

U.S. Government And Agency Obligations (51.18%)
Mortgage-backed Securities (40.70%)
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	6,008,254	5,798,561
4.50%, 08/01/20	3,584,522	3,453,653
4.50%, 10/01/22(d)	9,000,000	8,662,500
5.00%, 10/01/20	6,610,264	6,481,286
5.00%, 10/01/22(d)	9,000,000	8,820,000
5.00%, 12/15/34	2,046,994	210,488
5.00%, 10/01/37(d)	34,000,000	32,427,500
5.50%, 03/15/20	948,479	16,356
5.50%, 05/15/24	6,729,303	389,378
5.50%, 03/15/25	2,626,158	169,694
5.50%, 11/15/26	13,000,000	13,091,848
5.50%, 05/15/29	5,825,184	569,839
5.50%, 10/01/32	14,757,249	14,496,277
5.50%, 05/01/34	74,185	72,792
5.50%, 10/01/34	565,210	554,596
5.50%, 12/01/36	10,840,196	10,615,976
5.81%, 06/01/36	8,404,810	8,468,332
5.90%, 01/01/37(b)	5,512,619	5,522,977
5.95%, 04/15/28	2,479,417	2,479,143
6.00%, 01/15/24	5,948,108	6,014,344
6.00%, 05/15/27	7,315,909	7,409,610
6.00%, 07/15/27	6,861,399	6,964,965
6.00%, 12/01/28	4,555,104	4,597,480
6.00%, 02/15/34	6,667,696	6,761,663
6.00%, 09/01/34	1,796,564	1,802,585
6.00%, 10/01/37(d)	20,000,000	20,018,760
6.50%, 05/01/21	1,747	1,795
6.50%, 09/01/21	1,715,829	1,749,844
6.50%, 01/01/36	14,167	14,438
6.50%, 08/01/36	18,991,898	19,336,138
6.50%, 12/01/36	4,467,488	4,548,464
6.50%, 01/01/37	1,406,629	1,432,125
6.50%, 02/01/37	218,219	222,174
6.50%, 10/01/37(d)	9,000,000	9,160,308
Federal National Mortgage Association
4.44%, 02/01/36	4,654,070	4,740,197
4.50%, 05/01/18	4,210,712	4,065,106
4.50%, 07/01/18	6,188,326	5,974,335
4.50%, 11/01/18	4,245,950	4,099,645
4.50%, 08/01/35	8,560,270	7,945,890
4.56%, 06/01/35	7,290,755	7,210,135

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-backed Securities (Cont.)
5.00%, 01/01/18	$1,295,345	$1,274,471
5.00%, 09/01/18	8,039,840	7,902,987
5.00%, 12/01/18	665,654	654,323
5.00%, 01/01/19	549,819	540,460
5.00%, 06/01/19	1,266,112	1,243,934
5.00%, 08/01/19	701,039	688,420
5.00%, 09/01/19	587,758	577,179
5.00%, 11/01/19	1,329,613	1,305,681
5.00%, 01/01/20	667,037	654,013
5.00%, 05/01/20	6,425,185	6,299,733
5.00%, 06/01/20	639,172	626,692
5.00%, 11/01/33	49,808,008	47,679,579
5.00%, 12/01/33	15,839,851	15,162,972
5.00%, 03/01/34	7,947,594	7,607,972
5.00%, 07/01/35	2,703,501	2,681,875
5.00%, 09/01/35	399,414	381,615
5.13%, 04/01/37(b)	2,361,273	2,367,336
5.24%, 05/01/35	2,206,859	2,201,239
5.49%, 01/01/37	3,193,110	3,209,465
5.50%, 09/01/19	4,230,062	4,225,238
5.50%, 10/01/19	3,124,373	3,120,811
5.50%, 07/01/33	29,625,422	29,100,597
5.50%, 01/01/34	6,770,545	6,650,602
5.50%, 07/01/34	11,265,835	11,057,345
5.50%, 02/01/35	4,786,349	4,697,771
5.50%, 03/01/35	1,104,292	1,082,950
5.50%, 12/01/35	4,516,902	4,429,606
5.50%, 03/01/36	4,523,392	4,431,430
5.50%, 09/01/36	13,660,800	13,418,793
5.50%, 12/01/36	5,790,100	5,672,386
5.50%, 10/01/37(d)	32,000,000	31,340,000
6.00%, 03/01/33	673,467	676,869
6.00%, 08/01/34	383,127	384,530
6.00%, 10/01/37(d)	81,200,000	81,301,500
6.05%, 09/01/36	2,278,686	2,298,779
6.05%, 12/01/36(b)	2,233,442	2,245,109
Government National Mortgage Association
5.50%, 06/15/34	1,718,846	1,696,691
5.50%, 10/01/37(d)	7,000,000	6,901,566
6.50%, 10/01/32(d)	9,000,000	9,194,085

		573,357,801

U.S. Government And Agency Obligations (4.89%)
Federal National Mortgage Association
5.38%, 06/12/17(c)	67,000,000	68,900,388

		68,900,388

U.S. Government Securities (5.59%)
U.S. Treasury Bonds
5.38%, 02/15/31(c)	34,050,000	36,449,469
6.13%, 08/15/29(c)	7,800,000	9,099,184
U.S. Treasury Inflation-Indexed Bonds
1.88%, 07/15/15(c)	23,560,460	22,936,271
U.S. Treasury Notes
2.63%, 05/15/08(e)	398,000	394,269
3.13%, 04/15/09	605,000	597,579
4.00%, 02/15/14(c) (e)	9,500,000	9,323,357

		78,800,129

Total U.S. Government And Agency Obligations
(Cost: $725,013,935)		721,058,318

Security	Shares or Principal	Value
Short-Term Investments (25.11%)
Money Market Funds (25.02%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(f) (g)	211,875,816	$211,875,816
BGI Cash Premier Fund LLC
5.37%(f) (g) (h)	140,694,685	140,694,685

		352,570,501

Variable & Floating Rate Notes (0.09%)
Goldman Sachs International
4.88%, 10/01/07(i)	$370,000	370,000
Lehman Brothers Inc.
4.88%, 10/01/07(i)	885,000	885,000

		1,255,000

Total Short-Term Investments
(Cost: $353,825,501)		353,825,501

Total Investments In Securities (123.92%)
(Cost: $1,760,160,434)		1,745,968,043

Securities Sold Short (2.15)%
U.S. Government And Agency Obligations (2.15)%
Mortgage-Backed Securities (2.15)%
Federal National Mortgage Association
5.00%, 10/01/37(d)	(19,000,000)	(18,121,250)
6.50%, 10/01/37(d)	(12,000,000)	(12,217,500)

		(30,338,750)

Total Securities Sold Short
(Proceeds: $30,408,535)		(30,338,750)

Other Assets, Less Liabilities (21.77)%		(306,654,816)

Net Assets (100.00%)		$1,408,974,477

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(c)	All or a portion of this security represents a security on loan. See Note 3.

(d)	To-be-announced (TBA). See Note 1.

(e)	All or a portion of this U.S. Treasury Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)	This security represents an investment of securities lending collateral. See Note 3.

(i)	All or a portion of this security is held as collateral for open swaps contracts. See Note 1.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

As of September 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Notes (December 2007)	523	$108,285,516	$530,104
5 Year U.S. Treasury Notes (December 2007)	(660)	(70,640,625)	(492,430)
10 Year U.S. Treasury Notes (December 2007)	631	68,956,469	462,591
30 Year U.S. Treasury Bonds (December 2007)	18	2,004,188	(48)

			$500,217

See accompanying notes to schedules of investments.

As of September 30, 2007, the Master Portfolio held the following open swap contracts:

	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 9/28/06 to pay 3.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/11	$13,000,000	$(123,824)
Agreement with Deutsche Bank AG dated 8/1/07 to receive 4.85% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dillard’s Inc. 7.13% due 8/1/18. Expiring 9/20/12	750,000	27,561
Agreement with Goldman Sachs Group Inc. dated 7/26/07 to receive 3.33% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12	2,750,000	232,947
Agreement with JPMorgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09	2,000,000	(22,899)
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13	2,500,000	(11,205)
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13	3,000,000	(20,761)
Agreement with JPMorgan Chase & Co. dated 7/12/07 to pay 2.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/12	54,750,000	1,183,893
Agreement with JPMorgan Chase & Co. dated 7/12/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12	1,000,000	(134,315)
Agreement with JPMorgan Chase & Co. dated 7/13/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12	1,500,000	(201,472)
Agreement with JPMorgan Chase & Co. dated 7/20/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12	1,250,000	(167,893)
Agreement with JPMorgan Chase & Co. dated 7/23/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12	500,000	(67,157)
Agreement with JPMorgan Chase & Co. dated 7/24/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12	2,000,000	(268,629)
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AES Corp. (The) 7.75% due 3/1/14. Expiring 9/20/12	4,000,000	236,258
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.90% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MGM MIRAGE 5.88% due 2/27/14. Expiring 9/20/12	4,250,000	574,022
Agreement with JPMorgan Chase & Co. dated 7/27/07 to receive 4.70% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AK Steel Corp. 7.75% due 6/15/12. Expiring 9/20/12	1,500,000	165,819
Agreement with JPMorgan Chase & Co. dated 9/14/07 to receive 0.41% per year times the notional amount. The Master Portfolio makes payment only upon a default event of American International Group Inc. 4.25% due 5/15/13. Expiring 9/20/08	7,050,000	16,009
Agreement with Lehman Brothers Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08	5,250,000	3,986
Agreement with Lehman Brothers Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08	2,000,000	1,848
Agreement with Lehman Brothers Inc. dated 4/25/07 to receive 1.17% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Residential Capital LLC 6.50% due 4/17/13. Expiring 6/20/08	6,400,000	(483,650)
Agreement with Lehman Brothers Inc. dated 7/17/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12	500,000	(67,157)

See accompanying notes to schedules of investments.

	Notional Amount	Net Unrealized Appreciation (Depreciation)
Agreement with Lehman Brothers Inc. dated 7/26/07 to receive 4.10% per year times the notional amount. The Master Portfolio makes payment only upon a default event of IKON Office Solutions Inc. 7.75% due 9/15/15. Expiring 9/20/12	$1,250,000	$94,511
Agreement with Lehman Brothers Inc. dated 7/27/07 to receive 4.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of IKON Office Solutions Inc. 7.75% due 9/15/15. Expiring 9/20/12	750,000	61,414
Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 3.60% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Domtar Inc. 7.13% due 8/15/15. Expiring 9/20/12	4,000,000	266,223
Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 4.15% per year times the notional amount. The Master Portfolio makes payment only upon a default event of IKON Office Solutions Inc. 7.75% due 9/15/15. Expiring 9/20/12	750,000	58,276
Agreement with Lehman Brothers Inc. dated 9/21/07 to pay 1.40% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12	40,000,000	(317,462)
Agreement with UBS AG dated 6/26/07 to receive 1.28% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Reynolds American Inc. 7.63% due 6/1/16. Expiring 9/20/17	1,750,000	11,446
Agreement with UBS AG dated 7/26/07 to receive 3.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Pride International Inc. 7.38% due 7/15/14. Expiring 9/20/12	750,000	62,699
Agreement with UBS AG dated 7/27/07 to receive 3.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12	500,000	42,893
Agreement with UBS AG dated 8/10/07 to receive 1.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MBIA Inc. 5.38 % due 10/6/10. Expiring 9/20/08	3,600,000	2,315
Agreement with UBS AG dated 8/10/07 to receive 1.45% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Ambac Assurance Corp. 5.90% due 2/22/21. Expiring 9/20/08	3,600,000	29,551
Agreement with UBS AG dated 8/10/07 to receive 2.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of CIT Group Inc. 7.75% due 4/2/12. Expiring 9/20/08	3,600,000	(22,080)

		1,163,167

Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10	9,000,000	59,943
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15	5,000,000	(12,237)
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13	10,000,000	(113,280)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11	5,000,000	(113,475)
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11	2,400,000	(59,455)
Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11	10,500,000	(228,281)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09	2,500,000	(23,999)
Agreement with Deutsche Bank AG dated 8/17/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.09%. Expiring 8/21/12	16,950,000	(145,589)
Agreement with Deutsche Bank AG dated 8/17/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.84%. Expiring 8/21/09	39,500,000	112,262
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08	7,100,000	(31,284)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11	1,250,000	(21,236)
Agreement with Goldman Sachs Group Inc. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/15/11	10,700,000	(96,994)
Agreement with Goldman Sachs Group Inc. dated 8/17/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.10%. Expiring 8/21/12	16,950,000	(151,415)

See accompanying notes to schedules of investments.

	Notional Amount	Net Unrealized Appreciation (Depreciation)
Agreement with Goldman Sachs Group Inc. dated 8/17/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.94%. Expiring 8/21/09	$39,500,000	$180,810
Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16	6,250,000	(99,026)
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16	4,000,000	35,959
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26	2,000,000	(23,683)
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08	7,000,000	(27,371)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11	1,000,000	(16,678)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08	5,600,000	(19,841)
Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10	14,000,000	(124,075)
Agreement with UBS AG dated 6/15/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.63%. Expiring 6/19/12	76,100,000	2,360,017
Agreement with UBS AG dated 6/22/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.60%. Expiring 6/26/12	76,100,000	2,354,459

		3,795,531

Swaptions
Agreement with JPMorgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest-rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09	18,200,000	174,737

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1.	Significant accounting policies

Security valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

Federal income taxes

As of September 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$2,006,944,751	$223,711,021	$(64,628,121)	$159,082,900
CoreAlpha Bond	1,760,235,217	6,308,443	(20,575,617)	(14,267,174)
LifePath Retirement (a)	94,887,214	12,229,376	(1,409)	12,227,967
LifePath 2010 (a)	364,813,050	46,064,372	(5,257)	46,059,115
LifePath 2020 (a)	647,866,434	111,604,875	(13,457)	111,591,418
LifePath 2030 (a)	539,129,382	89,873,147	(12,074)	89,861,073
LifePath 2040 (a)	442,946,164	66,191,171	(10,313)	66,180,858
S&P 500 Index	2,720,573,783	727,826,333	(204,307,748)	523,518,585

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

Futures contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes with face amounts of $1,900,000, $10,503,000 and $4,400,000, respectively, for initial margin requirements on outstanding futures contracts.

When Issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Swap transactions

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of September 30, 2007 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”), the Master Portfolios’ investment advisor, view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of September 30, 2007 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of September 30, 2007, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of September 30, 2007 are included in its Schedule of Investments.

Short sales

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short positions held by the Master Portfolio as of September 30, 2007 are included in its Schedule of Investments.

2.	Transactions with affiliates

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the three quarters ended September 30, 2007.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	70	32	19	83	$7,782,467	$180,748	$297,925
iShares Lehman TIPS Bond Fund	265	35	21	279	28,470,648	777,226	(76,758)
iShares MSCI Canada Index Fund	—	62	—	62	2,044,150	—	—
iShares MSCI EAFE Index Fund	343	76	108	311	25,698,374	—	1,825,941
iShares MSCI Emerging Markets Index Fund	—	38	—	38	5,596,887	—	—
iShares S&P MidCap 400 Index Fund	119	14	10	123	10,856,565	100,919	101,109
iShares S&P SmallCap 600 Index Fund	75	11	9	77	5,402,541	39,035	102,089
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	243	122	40	325	30,335,923	648,803	647,600
iShares Lehman TIPS Bond Fund	693	112	23	782	79,814,031	2,105,888	(84,022)
iShares MSCI Canada Index Fund	—	239	—	239	7,869,927	—	—
iShares MSCI EAFE Index Fund	1,234	325	413	1,146	94,647,479	—	8,092,790
iShares MSCI Emerging Markets Index Fund	—	140	—	140	20,888,757	—	—
iShares S&P MidCap 400 Index Fund	408	72	39	441	38,787,258	359,687	439,664
iShares S&P SmallCap 600 Index Fund	253	65	39	279	19,420,781	136,617	443,487
LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	575	335	35	875	81,564,037	1,602,758	693,583
iShares Lehman TIPS Bond Fund	751	158	47	862	88,048,273	2,318,585	(144,074)
iShares MSCI Canada Index Fund	—	615	—	615	20,236,982	—	—
iShares MSCI EAFE Index Fund	3,022	852	965	2,909	240,264,964	—	17,959,284
iShares MSCI Emerging Markets Index Fund	—	359	—	359	53,471,183	—	—
iShares S&P MidCap 400 Index Fund	968	158	46	1,080	95,091,799	855,450	458,401
iShares S&P SmallCap 600 Index Fund	611	118	52	677	47,174,367	324,651	308,533
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	485	314	3	796	74,164,465	1,422,033	30,816
iShares Lehman TIPS Bond Fund	278	81	16	343	35,077,812	887,208	(58,017)
iShares MSCI Canada Index Fund	—	544	—	544	17,886,227	—	—
iShares MSCI EAFE Index Fund	2,596	905	850	2,651	218,931,719	—	15,144,249
iShares MSCI Emerging Markets Index Fund	—	322	—	322	47,974,126	—	—
iShares S&P MidCap 400 Index Fund	811	195	40	966	85,038,074	742,181	284,359
iShares S&P SmallCap 600 Index Fund	513	133	48	598	41,728,663	283,112	417,428
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	393	279	6	666	62,077,475	1,187,266	62,260
iShares Lehman Aggregate Bond Fund	—	3	3	—	—	1,175	(442)
iShares MSCI Canada Index Fund	—	466	—	466	15,331,056	—	—
iShares MSCI EAFE Index Fund	2,127	861	746	2,242	185,177,186	—	12,697,592
iShares MSCI Emerging Markets Index Fund	—	275	—	275	40,977,980	—	—
iShares S&P MidCap 400 Index Fund	657	176	42	791	69,682,330	610,955	288,180
iShares S&P SmallCap 600 Index Fund	425	111	49	487	33,946,238	232,467	355,580

3.	Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the nine months ended September 30, 2007, the Master Portfolios received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investments, have remaining maturities of 397 calendar days or less than from the date of acquisition.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 11/28/07

BY	Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 11/28/07